UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10341
                                                     ---------

                     UBS Tamarack International Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

             Date of reporting period: July 1, 2007 - June 30, 2008
                                       ----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

[GRAPHIC OMITTED]
A Member of the PNC Financial Services Group

FORM N-PX SPREADSHEET*

REGISTRANT NAME: UBS Tamarack Fund, LLC
INVESTMENT COMPANY ACT FILE NUMBER: 811-10341
REPORTING PERIOD: 07/01/2007 - 06/30/2008
REGISTRANT ADDRESS: 51 W. 52nd Street, 23rd Fl, New York, NY 10019 NAME OF SERIES (AS APPLICABLE): __________________________________


                                                                                                              FUND'S VOTE
                                                                                                                FOR OR
                                                                                                               AGAINST
                                                                                                               PROPOSAL,
                                                                                                              OR ABSTAIN;
                                                                                                                FOR OR
                                                                                                    WHETHER    WITHHOLD    WHETHER
                                                                                     WHO PROPOSED    FUND      REGARDING    VOTE
     ISSUER OF       EXCHANGE                 SHAREHOLDER        SUMMARY               MATTER:       CAST      ELECTION    WAS FOR
     PORTFOLIO        TICKER                    MEETING         OF MATTER              ISSUER/      VOTE ON       OF      OR AGAINST
     SECURITY        SYMBOL      CUSIP #         DATE           VOTED ON             SHAREHOLDER    MATTER     DIRECTORS  MANAGEMENT
-------------------- --------  ------------   ----------- -------------------------  ------------   -------    ---------  ----------
Great Portland       GPOR      GB00B01FLL16   5-Jul-07    (1) Receive and adopt the     Issuer       Voted      For          None
  Estates Plc                                             audited financial                                     Proposal
  REIT                                                    statements together with
                                                          the Directors' and the
                                                          Auditors' reports for the
                                                          YE 31 MAR 2007.

Great Portland       GPOR      GB00B01FLL16   5-Jul-07    (2) Grant authority for       Issuer       Voted      For          None
  Estates Plc                                             the payment of a final                                Proposal
  REIT                                                    dividend for the YE 31
                                                          MAR 2007.

Great Portland       GPOR      GB00B01FLL16   5-Jul-07    (3) Approve the               Issuer       Voted      For          None
  Estates Plc                                             Directors' remuneration                               Proposal
  REIT                                                    report.

Great Portland                                            (4) Re-appoint Robert         Issuer       Voted      For          None
  Estates Plc                                             Noel as a Director of                                 Proposal
  REIT                                                    the Company.

Great Portland       GPOR      GB00B01FLL16   5-Jul-07    (5) Re-appoint Kathleen       Issuer       Voted      For          None
  Estates Plc                                             O'Donovan as a Director                               Proposal
  REIT                                                    of the Company.

Great Portland       GPOR      GB00B01FLL16   5-Jul-07    (6) Re-appoint Charles        Issuer       Voted      For          None
  Estates Plc                                             Irby as a Director of                                 Proposal
  REIT                                                    the Company.

Great Portland       GPOR      GB00B01FLL16   5-Jul-07    (7) Appoint Neil              Issuer       Voted      For          None
  Estates Plc                                             Thompson as a Director                                Proposal
  REIT                                                    of the Company.

Great Portland       GPOR      GB00B01FLL16   5-Jul-07    (8) Appoint Jonathan          Issuer       Voted      For          None
  Estates Plc                                             Short as a Director of                                Proposal
  REIT                                                    the Company.

Great Portland       GPOR      GB00B01FLL16   5-Jul-07    (9) Re-appoint Deloitte       Issuer       Voted      For          None
  Estates Plc                                             & Touche LLP as the                                   Proposal
  REIT                                                    Auditors.

Great Portland       GPOR      GB00B01FLL16   5-Jul-07    (10) Authorize the            Issuer       Voted      For          None
  Estates Plc                                             Directors to agree the                                Proposal
  REIT                                                    remuneration of the
                                                          Auditors.

Great Portland       GPOR      GB00B01FLL16   5-Jul-07    (11) Approve to renew         Issuer       Voted      For          None
  Estates Plc                                             the Directors' authority                              Proposal
  REIT                                                    to allot shares.

Great Portland       GPOR      GB00B01FLL16   5-Jul-07    (S.12) Approve to renew       Issuer       Voted      For          None
  Estates Plc                                             the Director's limited                                Proposal
  REIT                                                    authority to allot
                                                          shares for cash.

Great Portland       GPOR      GB00B01FLL16   5-Jul-07    (S.13) Approve to renew       Issuer       Voted      For          None
  Estates Plc                                             the authority enabling                                Proposal
  REIT                                                    the Company to buy its
                                                          own shares.

Aer Lingus           AERL      IE00B1CMPN86   6-Jul-07    (1) Receive and approve       Issuer       Voted      For          None
  Group Plc,                                              the financial statements                              Proposal
  Dublin                                                  for the YE 31 DEC 2006
                                                          and the reports of the
                                                          Directors and the
                                                          Auditors thereon.

Aer Lingus           AERL      IE00B1CMPN86   6-Jul-07    (2.A) Re-appoint Dermot       Issuer       Voted      For          None
  Group Plc,                                              Mannion as a Director,                                Proposal
  Dublin                                                  who retires by rotation
                                                          in accordance with
                                                          Article 90 of the
                                                          Articles of Association
                                                          of the Company.

Aer Lingus           AERL      IE00B1CMPN86   6-Jul-07    (2.B) Re-appoint Sean         Issuer       Voted      For          None
  Group Plc,                                              Fitzpatrick as a                                      Proposal
  Dublin                                                  Director, who retires in
                                                          accordance with the
                                                          Articles of Association
                                                          of the Company.

Aer Lingus           AERL      IE00B1CMPN86   6-Jul-07    (2.C) Re-appoint Anne         Issuer       Voted      For          None
  Group Plc,                                              Mills as a Director, who                              Proposal
  Dublin                                                  retires in accordance
                                                          with the Articles of
                                                          Association of the
                                                          Company.

Aer Lingus           AERL      IE00B1CMPN86   6-Jul-07    (2.D) Re-appoint John         Issuer       Voted      For          None
  Group Plc,                                              Sharman as a Director,                                Proposal
  Dublin                                                  who retires in accordance
                                                          with the Articles of
                                                          Association of the
                                                          Company.

Aer Lingus           AERL      IE00B1CMPN86   6-Jul-07    (2.E) Re-appoint Chris        Issuer       Voted      For          None
  Group Plc,                                              Wall as a Director, who                               Proposal
  Dublin                                                  retires in accordance
                                                          with the Articles of
                                                          Association of the
                                                          Company.

Aer Lingus           AERL      IE00B1CMPN86   6-Jul-07    (2.F) Re-appoint Ivor         Issuer       Voted      For          None
  Group Plc,                                              Fitzpatrick as a                                      Proposal
  Dublin                                                  Director, who retires in
                                                          accordance with the
                                                          Articles of Association
                                                          of the Company.

Aer Lingus           AERL      IE00B1CMPN86   6-Jul-07    (2.G) Re-appoint Thomas       Issuer       Voted      For          None
  Group Plc,                                              Corcoran as a Director,                               Proposal
  Dublin                                                  who retires in accordance
                                                          with the Article 93(x) of
                                                          the Articles of
                                                          Association of the
                                                          Company.

Aer Lingus           AERL      IE00B1CMPN86   6-Jul-07    (3) Authorize the             Issuer       Voted      For          None
  Group Plc,                                              Directors to fix the                                  Proposal
  Dublin                                                  remuneration of the
                                                          Auditors for the 2007
                                                          FY.

Aer Lingus           AERL      IE00B1CMPN86   6-Jul-07    (4) Authorize the             Issuer       Voted      For          None
  Group Plc,                                              Directors, for the                                    Proposal
  Dublin                                                  purposes of Section 20 of
                                                          the Companies Act 1983 to
                                                          allot relevant securities
                                                          up to a nominal value of
                                                          EUR 8,728,344; and the
                                                          Directors may allot
                                                          relevant securities after
                                                          the expiry of this
                                                          authority in pursuance of
                                                          such an offer or
                                                          agreement made prior to
                                                          such expiry.

Aer Lingus           AERL      IE00B1CMPN86   6-Jul-07    (S.5) Authorize the           Issuer       Voted      For          None
  Group Plc,                                              Directors, pursuant to                                Proposal
  Dublin                                                  Article 8(d) of the
                                                          Articles of Association
                                                          and Section 24 of the
                                                          Companies Act 1983 to
                                                          allot equity securities
                                                          for cash pursuant to
                                                          authority to allot
                                                          relevant securities
                                                          conferred on the
                                                          Directors by Resolution
                                                          4, disapplying the
                                                          statutory pre-emption
                                                          rights, provided that
                                                          this power is limited to
                                                          the matters provided for
                                                          in Article 8(d)(i) and
                                                          (ii) of the Articles of
                                                          Association and the
                                                          aggregate nominal value
                                                          of any shares which may
                                                          be allotted pursuant to
                                                          Article 8(d)(ii) may not
                                                          exceed EUR 1,322,476.

Aer Lingus           AERL      IE00B1CMPN86   6-Jul-07    (S.6) Authorize the           Issuer       Voted      For          None
  Group Plc,                                              Company and/or any of its                             Proposal
  Dublin                                                  subsidiaries to make
                                                          market purchases of
                                                          shares of any class of
                                                          the Company subject to
                                                          the provisions of the
                                                          Companies Act, 1990 up to
                                                          an aggregate nominal
                                                          value equal to 10% of the
                                                          aggregate nominal value
                                                          of the issued share
                                                          capital of the company,
                                                          at a minimum price equal
                                                          to the nominal value of
                                                          the share and the maximum
                                                          price be an amount equal
                                                          to 105% of the average of
                                                          the 5 amounts resulting
                                                          from the specified ones
                                                          in relation to the shares
                                                          of the same class as the
                                                          relevant share shall be
                                                          appropriate for each of
                                                          the 5 business days
                                                          immediately preceding the
                                                          day on which the relevant
                                                          shares is purchased as
                                                          determined from the
                                                          information published by
                                                          or under the authority of
                                                          the Irish Stock Exchange
                                                          Limited reporting the
                                                          business done on each of
                                                          those 5 days: i) the
                                                          average of the prices at
                                                          which such dealings took
                                                          place if there shall be
                                                          more than one dealing
                                                          reported for the day; or
                                                          ii) the price at which
                                                          such dealings took place
                                                          if there shall be only
                                                          one dealing reported for
                                                          the day; iii) if there
                                                          shall not be any dealing
                                                          reported for the day, the
                                                          average of the high and
                                                          low market guide price
                                                          for the day; and the
                                                          Company or any such
                                                          subsidiary, before the
                                                          expiry, may make a
                                                          contract to purchase
                                                          ordinary shares which
                                                          will or may be executed
                                                          wholly or partly after
                                                          such expiry.

Aer Lingus           AERL      IE00B1CMPN86   6-Jul-07    (S.7) Approve, for the        Issuer       Voted      For          None
  Group Plc,                                              purposes of Section 209                               Proposal
  Dublin                                                  of the Companies Act
                                                          1990, the re-issue price
                                                          range of any treasury
                                                          shares, for the time
                                                          being held by the Company
                                                          be re-issued off-market
                                                          be as follows: a) the max
                                                          price at which a treasury
                                                          share be re-issued
                                                          off-market be an amount
                                                          equal to 120% of the
                                                          appropriate price; and b)
                                                          the minimum price at
                                                          which a treasury share
                                                          may be re-issued
                                                          off-market be an amount
                                                          equal to 95% of the
                                                          appropriate price, for
                                                          such shares dervied from
                                                          The Irish Stock Exchange
                                                          Limited, over the
                                                          previous 5 business days:
                                                          i) if there shall be more
                                                          then one dealing reported
                                                          for the day, the average
                                                          of the prices at which
                                                          such dealings took place;
                                                          or ii) if there shall be
                                                          only one dealing reported
                                                          for the day, the price at
                                                          which such dealing took
                                                          place; or c) if there
                                                          shall not be any dealing
                                                          reported for the day, the
                                                          average of the high and
                                                          low market guide price
                                                          for that day, as
                                                          specified.

Aer Lingus           AERL      IE00B1CMPN86   6-Jul-07    (8) Adopt the 2007 Long       Issuer       Voted      For          None
  Group Plc,                                              Term Incentive Plan as                                Proposal
  Dublin                                                  specified and authorize
                                                          the Directors to do all
                                                          things necessary to carry
                                                          the Plan into effect.

Man Group Plc        EMG       GB00B16BRD58   9-Jul-07    Approve, upon the             Issuer       Voted      For          None
                                                          recommendation of the                                 Proposal
                                                          Directors of Man Group PLC
                                                          and subject to the
                                                          conditions as specified
                                                          being satisfied or waived,
                                                          the Disposal and for the
                                                          purpose of effecting and
                                                          implementing the Disposal,
                                                          authorize the Directors to
                                                          i) approve an offer price
                                                          per MF Global Share for the
                                                          initial public offering of
                                                          MF Global Ltd., and its
                                                          listing on the New York
                                                          Stock Exchange which is
                                                          within, above or below the
                                                          Price Range as long as, if
                                                          above or below the price
                                                          range, the Board considers
                                                          it reasonable and in the
                                                          best interests of
                                                          shareholders of the Company
                                                          as a whole to so price; ii)
                                                          approve the number of MF
                                                          Global Shares to be sold by
                                                          the Company and any of its
                                                          subsidiaries as part of the
                                                          Disposal being at least a
                                                          majority of the MF Global
                                                          shares; and iii) do or
                                                          procure to be done all such
                                                          acts and things and execute
                                                          such documents on behalf of
                                                          the Company or any of its
                                                          subsidiaries as they
                                                          consider necessary or
                                                          expedient for the purpose of
                                                          completing and giving effect
                                                          to the Disposal or the IPO
                                                          with such amendments,
                                                          modifications, variations or
                                                          revisions thereto as are
                                                          not, in the opinion of the
                                                          Directors of the Company, of
                                                          a material nature.

Neopost SA,          NEO       FR0000120560   10-Jul-07   (O.1) Receive the reports     Issuer       Voted      For          None
  Bagneux                                                 of the Board of Directors                             Proposal
                                                          and the Auditors, approve
                                                          the Company's financial
                                                          statements for the year
                                                          ending in 2006, as
                                                          presented.




Neopost SA,          NEO       FR0000120560   10-Jul-07   (O.2) Approve the             Issuer       Voted      For          None
  Bagneux                                                 recommendations of the Board                          Proposal
                                                          of Directors and to resolve
                                                          that the income for the FY
                                                          be appropriated as follows;
                                                          prior retained earnings: EUR
                                                          1,488,201; income for the
                                                          FY: EUR 157,504,712.51;
                                                          global amount of EUR
                                                          158,992,913.51; and to
                                                          resolve that the income for
                                                          the FY be appropriated as
                                                          follows; dividends: EUR
                                                          103,627,590; retained
                                                          earnings: EUR 55,365,323.51;
                                                          receive a net dividend of
                                                          EUR 3.30 per share, and will
                                                          entitle to the 40% deduction
                                                          provided by the French Tax
                                                          Code; this dividend will be
                                                          paid on the 13 JUL 2007.

Neopost SA,          NEO       FR0000120560   10-Jul-07   (O.3) Receive the reports     Issuer       Voted      For          None
  Bagneux                                                 of the Board of Directors                             Proposal
                                                          and the Auditors, approve
                                                          the consolidated financial
                                                          statements for the said FY
                                                          in the form presented to
                                                          the meeting.

Neopost SA,          NEO       FR0000120560   10-Jul-07   (O.4) Receive the special     Issuer       Voted      For          None
  Bagneux                                                 report of the Auditors on                             Proposal
                                                          agreements governed by
                                                          Article L.225-38 of the
                                                          French Commercial Code,
                                                          approve the agreements
                                                          entered into or which
                                                          remained in force during
                                                          the FY.




Neopost SA,          NEO       FR0000120560   10-Jul-07   (O.5) Approve to award        Issuer       Voted      For          None
  Bagneux                                                 total annual fees of EUR                              Proposal
                                                          290,000.00 to the Board of
                                                          Directors.




Neopost SA,          NEO       FR0000120560   10-Jul-07   (O.6) Appoint Denis Thiery    Issuer       Voted      For          None
  Bagneux                                                 as an Executive Director                              Proposal
                                                          for a 3-year period.

Neopost SA,          NEO       FR0000120560   10-Jul-07   (O.7) Appoint Agnes           Issuer       Voted      For          None
  Bagneux                                                 Touraine as an Executive                              Proposal
                                                          Director for a 3-year
                                                          period.

Neopost SA,          NEO       FR0000120560   10-Jul-07   (O.8) Approve to renew the    Issuer       Voted      For          None
  Bagneux                                                 appointment of Michel                                 Proposal
                                                          Guillet as an Executive
                                                          Director for a 3-year
                                                          period.

Neopost SA,          NEO       FR0000120560   10-Jul-07   (O.9) Approve to renew the    Issuer       Voted      For          None
  Bagneux                                                 appointment of Jacques                                Proposal
                                                          Clay as an Executive
                                                          Director for a 3-year
                                                          period.

Neopost SA,          NEO       FR0000120560   10-Jul-07   (O.10) Approve to renew       Issuer       Voted      For          None
  Bagneux                                                 the appointment of Jean                               Proposal
                                                          Paul Villot as an
                                                          Executive Director for a
                                                          3-year period.

Neopost SA,          NEO       FR0000120560   10-Jul-07   (O.11) Approve to renew       Issuer       Voted      For          None
  Bagneux                                                 the appointment of Cabinet                            Proposal
                                                          Ernst & Young as the
                                                          Auditors for a 6-year
                                                          period.

Neopost SA,          NEO       FR0000120560   10-Jul-07   (O.12) Approve to renew       Issuer       Voted      For          None
  Bagneux                                                 the appointment of                                    Proposal
                                                          Christian Chochon as the
                                                          Substitute Auditors for a
                                                          6-year period.

Neopost SA,          NEO       FR0000120560   10-Jul-07   (O.13) Authorize the Board
  Bagneux                                                 of Directors to buy back
                                                          the Company's shares on
                                                          the open market, subject
                                                          to the conditions
                                                          described below: maximum
                                                          purchase price: EUR 30
                                                          more of the share value on
                                                          close of business day, the
                                                          day before this meeting;
                                                          minimum sale price: EUR 30
                                                          less of the share value on
                                                          close of business day, the
                                                          day before this meeting;
                                                          maximum number of shares
                                                          to be acquired: 10% of the
                                                          share capital; and to take
                                                          all necessary measures and
                                                          accomplish all necessary
                                                          formalities; this
                                                          authorization supersedes
                                                          the fraction unused of the
                                                          authorization granted by
                                                          the shareholders' meeting
                                                          of 10 JUL 2007 in its
                                                          Resolution 23.

Neopost SA,          NEO       FR0000120560   10-Jul-07   (E.14) Amend the Article      Issuer       Voted      For          None
  Bagneux                                                 18-2 of the by-laws.                                  Proposal

Neopost SA,          NEO       FR0000120560   10-Jul-07   (E.15) Authorize the Board    Issuer       Voted      For          None
  Bagneux                                                 of Directors to increase                              Proposal
                                                          the capital, on 1 or more
                                                          occasions, in France or
                                                          abroad, by a maximum
                                                          nominal amount of EUR
                                                          5,000,000 by issuance,
                                                          with preferred
                                                          subscription rights
                                                          maintained, of shares and
                                                          or debt securities; the
                                                          maximum nominal amount of
                                                          capital increases to be
                                                          carried out under this
                                                          delegation of authority
                                                          shall not exceed EUR
                                                          250,000,000, which is
                                                          common for the Resolutions
                                                          16, 18, 19; this
                                                          authorization supersedes
                                                          the fraction unused of the
                                                          authorization granted by
                                                          the shareholders' meeting
                                                          of the 10 JUL 2007 in its
                                                          Resolution 12.

Neopost SA,          NEO       FR0000120560   10-Jul-07   (E.16) Approve to increase    Issuer       Voted      For          None
  Bagneux                                                 the number of securities                              Proposal
                                                          to be issued in the event
                                                          of a capital increase with
                                                          preferential subscription
                                                          right of shareholders, at
                                                          the same price as the
                                                          initial issue, within 30
                                                          days of the closing of the
                                                          subscription period and up
                                                          to a maximum of 15% of the
                                                          initial issue; this
                                                          delegation of powers
                                                          supersedes any and all
                                                          earlier delegations to the
                                                          same effect.

Neopost SA,          NEO       FR0000120560   10-Jul-07   (E.17) Authorize the Board    Issuer       Voted      For          None
  Bagneux                                                 of Directors to increase                              Proposal
                                                          the share capital, on 1 or
                                                          more occasions and at its
                                                          sole discretion, by a
                                                          maximum nominal amount of
                                                          EUR 30,000,000 by way of
                                                          capitalizing reserves,
                                                          profits, premiums or other
                                                          means, provided that such
                                                          capitalization is allowed
                                                          by law and under the
                                                          by-laws, by issuing bonus
                                                          shares or raising the par
                                                          value of existing shares,
                                                          or by a combination of
                                                          these methods; this
                                                          authorization supersedes
                                                          the fraction unused of the
                                                          authorization granted by
                                                          the shareholders' meeting
                                                          of 10 JUL 2007 in its
                                                          Resolution 14.

Neopost SA,          NEO       FR0000120560   10-Jul-07   (E.18) Authorize the Board    Issuer       Voted      For          None
  Bagneux                                                 of Directors in order to                              Proposal
                                                          carry out the issuance of
                                                          ordinary shares and of
                                                          investment securities
                                                          entitling to the capital
                                                          of the Company, within the
                                                          limit of 10% of the
                                                          capital, in order to
                                                          remunerate contributions
                                                          in kind granted to the
                                                          Company and made of
                                                          capital securities or
                                                          investment securities
                                                          entitling to the capital,
                                                          cancellation of the
                                                          shareholders preferential
                                                          subscription right, grant
                                                          all powers to the Board of
                                                          Directors.

Neopost SA,          NEO       FR0000120560   10-Jul-07   (E.19) Authorize the Board    Issuer       Voted      For          None
  Bagneux                                                 of Directors in order to                              Proposal
                                                          carry out the issuance of
                                                          ordinary shares or
                                                          investment securities
                                                          entitling to existing or
                                                          to be issued shares of the
                                                          company, as remuneration
                                                          of securities brought to
                                                          an exchange public offer
                                                          launched by the Company on
                                                          securities of another
                                                          Company, and decision to
                                                          cancel the shareholders
                                                          preferential subscription
                                                          right, grant all powers to
                                                          the Board of Directors.

Neopost SA,          NEO       FR0000120560   10-Jul-07   (E.20) Authorize the Board    Issuer       Voted      For          None
  Bagneux                                                 of Directors in order to                              Proposal
                                                          increase the capital, in 1
                                                          or several times, by
                                                          issuance of ordinary
                                                          reserved for employees and
                                                          former employees of the
                                                          company, Members of a
                                                          Corporate Savings Plan, or
                                                          of a voluntary Save As You
                                                          Earn Partner Scheme or of
                                                          a Group Savings Plan, or
                                                          of an investment company
                                                          or of Open-Ended
                                                          Investment Trusts,
                                                          cancellation of the
                                                          shareholders preferential
                                                          subscription right, grant
                                                          all powers to the Board of
                                                          Directors.

Neopost SA,          NEO       FR0000120560   10-Jul-07   (E.21) Authorize the Board    Issuer       Voted      For          None
  Bagneux                                                 of Directors to increase                              Proposal
                                                          the capital, in 1 or
                                                          several times, by issuance
                                                          or new shares and
                                                          financial institutions or
                                                          all companies formed
                                                          specifically and
                                                          exclusively to implement a
                                                          Save As You Earn Scheme
                                                          aiming at giving to
                                                          employees and former
                                                          employees of some Foreign
                                                          subsidiaries or branches
                                                          the same advantages as
                                                          employees concerned by the
                                                          Resolution 20.

Neopost SA,          NEO       FR0000120560   10-Jul-07   (E.22) Amend the              Issuer       Voted      For          None
  Bagneux                                                 authorization granted by                              Proposal
                                                          the general meeting dated
                                                          05 JUL 2006 to the Board
                                                          of Directors and authorize
                                                          the Board of Directors to
                                                          carry out, in 1 or several
                                                          times, free of charge
                                                          allotment of existing or
                                                          to be issued shares of the
                                                          Company, grant all powers
                                                          to the Board of Directors.

Neopost SA,          NEO       FR0000120560   10-Jul-07   (E.23) Authorize the Board    Issuer       Voted      For          None
  Bagneux                                                 of Directors, in                                      Proposal
                                                          accordance with the
                                                          Article L.225-209 of the
                                                          Commercial Law to cancel,
                                                          in 1 or several times, all
                                                          or part of the Company's
                                                          shares bought or to be
                                                          bought according to
                                                          repurchases, within the
                                                          limit of 10% of the
                                                          capital, and to reduce the
                                                          capital in proportion.

Neopost SA,          NEO       FR0000120560   10-Jul-07   (E.24) Grant authority in     Issuer       Voted      For          None
  Bagneux                                                 order to decide the                                   Proposal
                                                          issuance, in 1 or several
                                                          times, of bonds with bonds
                                                          subscription warrants and
                                                          more generally investment
                                                          securities entitling to
                                                          the allotment of debt
                                                          securities, setting the
                                                          maximum nominal amount of
                                                          the investment securities
                                                          to be issued, grant all
                                                          powers to the Board of
                                                          Directors.

Neopost SA,          NEO       FR0000120560   10-Jul-07   (E.25) Grant powers for       Issuer       Voted      For          None
  Bagneux                                                 formalities.                                          Proposal

Man Group Plc        EMG       GB00B16BRD58   12-Jul-07   (1) Approve the financial     Issuer       Voted      For          None
                                                          statements and statutory                              Proposal
                                                          reports.

Man Group Plc        EMG       GB00B16BRD58   12-Jul-07   (2) Approve the               Issuer       Voted      For          None
                                                          remuneration report.                                  Proposal

Man Group Plc        EMG       GB00B16BRD58   12-Jul-07   (3) Approve a final           Issuer       Voted      For          None
                                                          dividend of 12.7 cents per                            Proposal
                                                          ordinary share.

Man Group Plc        EMG       GB00B16BRD58   12-Jul-07   (4) Elect Kevin J.P. Hayes    Issuer       Voted      For          None
                                                          as a Director.                                        Proposal

Man Group Plc        EMG       GB00B16BRD58   12-Jul-07   (5) Re-elect Alison J.        Issuer       Voted      For          None
                                                          Carnwath as a Director.                               Proposal

Man Group Plc        EMG       GB00B16BRD58   12-Jul-07   (6) Re-elect Harvey A.        Issuer       Voted      For          None
                                                          McGrath as a Director.                                Proposal

Man Group Plc        EMG       GB00B16BRD58   12-Jul-07   (7) Re-elect Glen R.          Issuer       Voted      For          None
                                                          Moreno as a Director.                                 Proposal

Man Group Plc        EMG       GB00B16BRD58   12-Jul-07   (8) Re-appoint
                                                          PricewaterhouseCoopers LLP
                                                          as the Auditors of the
                                                          Company.

Man Group Plc        EMG       GB00B16BRD58   12-Jul-07   (9) Authorize the Board to
                                                          fix the remuneration of
                                                          the Auditors.

Man Group Plc        EMG       GB00B16BRD58   12-Jul-07   (10) Authorize the            Issuer       Voted      For          None
                                                          Directors to issue equity                             Proposal
                                                          or equity-linked
                                                          securities with
                                                          pre-emptive rights up to
                                                          aggregate nominal amount
                                                          of USD 18,797,996.

Man Group Plc        EMG       GB00B16BRD58   12-Jul-07   (S.11) Authorize the
                                                          Directors, subject to the
                                                          passing of Resolution 10,
                                                          to issue equity or
                                                          equity-linked securities
                                                          without pre-emptive rights
                                                          up to aggregate nominal
                                                          amount of USD 2,819,699.44.

Man Group Plc        EMG       GB00B16BRD58   12-Jul-07   (S.12) Authorize the          Issuer       Voted      For          None
                                                          Company, to make market                               Proposal
                                                          purchase of 187,979,963
                                                          ordinary shares.

C&C Group Plc        CCR       IE00B010DT83   13-Jul-07   (1) Receive the financial     Issuer       Voted      For          None
                                                          statements for the YE 28                              Proposal
                                                          FEB 2007 and the reports
                                                          of the Directors and the
                                                          Auditors' thereon.

C&C Group Plc        CCR       IE00B010DT83   13-Jul-07   (2) Declare the dividends.    Issuer       Voted      For          None
                                                                                                                Proposal

C&C Group Plc        CCR       IE00B010DT83   13-Jul-07   (3) Re-elect Brendan Dwan     Issuer       Voted      For          None
                                                          as a Director.                                        Proposal

C&C Group Plc        CCR       IE00B010DT83   13-Jul-07   (4) Re-elect Liam             Issuer       Voted      For          None
                                                          FitGerald as a Director.                              Proposal


C&C Group Plc        CCR       IE00B010DT83   13-Jul-07   (5) Re-elect Brendan          Issuer       Voted      For          None
                                                          McGuinness as a Director.                             Proposal


C&C Group Plc        CCR       IE00B010DT83    13-Jul-07  (6) Re-elect Tony O'Brien     Issuer       Voted      For          None
                                                          as a Director.                                        Proposal

C&C Group Plc        CCR       IE00B010DT83   13-Jul-07   (7) Authorize the             Issuer       Voted      For          None
                                                          Directors to fix the                                  Proposal
                                                          remuneration of the
                                                          Auditors.

C&C Group Plc        CCR       IE00B010DT83   13-Jul-07   (8) Approve to increase       Issuer       Voted      For          None
                                                          the aggregate ordinary                                Proposal
                                                          remuneration permitted to
                                                          be paid to the Directors
                                                          in accordance with Article
                                                          79 of the Company's
                                                          Articles of Association to
                                                          an amount not exceeding
                                                          EUR 750,000 per annum.

C&C Group Plc        CCR       IE00B010DT83   13-Jul-07   (9) Authorize the             Issuer       Voted      For          None
                                                          Directors, in substitution                            Proposal
                                                          for all existing such
                                                          authorities, to allot
                                                          relevant securities up to
                                                          an aggregate nominal
                                                          amount EUR 1,094,000
                                                          during the period
                                                          commencing on the date of
                                                          passing of this
                                                          resolution; before such
                                                          expiry the Company may
                                                          make an offer or agreement
                                                          which would or might
                                                          require relevant
                                                          securities and the
                                                          Directors may allot
                                                          relevant securities
                                                          pursuant to such an offer
                                                          or agreement as if the
                                                          authority conferred hereby
                                                          had not expired.

C&C Group Plc        CCR       IE00B010DT83   13-Jul-07   (S.10) Authorize the          Issuer       Voted      For          None
                                                          Directors, pursuant to                                Proposal
                                                          Section 24 of the
                                                          Companies Act 1983, to
                                                          allot equity securities
                                                          for cash pursuant to
                                                          authority conferred by
                                                          Resolution 9, disapplying
                                                          the statutory pre-emption
                                                          rights, provided that this
                                                          power is limited to the
                                                          allotment of equity
                                                          securities: i) in
                                                          connection with an offer
                                                          of securities, open for
                                                          acceptance for a period
                                                          fixed by the Directors, by
                                                          way of rights to holders
                                                          of ordinary shares of EUR
                                                          0.01 each and such other
                                                          equity securities of the
                                                          Company; ii) up to an
                                                          aggregate nominal amount
                                                          of EUR 164,156; and the
                                                          Directors may allot
                                                          relevant securities
                                                          pursuant to such an offer
                                                          or agreement as if the
                                                          authority conferred hereby
                                                          had not expired.

C&C Group Plc        CCR       IE00B010DT83   13-Jul-07   (S.11) Authorize the          Issuer       Voted      For          None
                                                          Company and/or any of its                             Proposal
                                                          subsidiaries to make
                                                          market purchases up to
                                                          whose aggregate nominal
                                                          value shall equal 10% of
                                                          the aggregate value of the
                                                          issued share capital of
                                                          the Company, of ordinary
                                                          shares of EUR 0.10 each in
                                                          the capital of the
                                                          Company, the minimum price
                                                          that may be paid for any
                                                          share is EUR 0.01, and not
                                                          more than the higher of an
                                                          amount equal to 105% of
                                                          the average market value
                                                          for a share, as determined
                                                          in accordance with this
                                                          Resolution; and that
                                                          stipulated by Article
                                                          5(1) of the EU Buy-back
                                                          and Stabilization
                                                          Regulation where the
                                                          average market value of a
                                                          share for the purpose of
                                                          this Resolution be the
                                                          amount equal to the
                                                          average of the 5 amount
                                                          resulting from determining
                                                          whichever of the specified
                                                          in this resolution for
                                                          each of the 5 business
                                                          days immediately preceding
                                                          the day of purchase as
                                                          determined from the
                                                          information published in
                                                          the Irish Stock Exchange
                                                          Official List reporting
                                                          the business done on each
                                                          of those 5 days as
                                                          specified; the company or
                                                          any subsidiary make a
                                                          contract(s) to purchase
                                                          shares under the authority
                                                          conferred prior to the
                                                          expiry of such authority
                                                          which will or may be
                                                          excluded wholly or partly
                                                          after the expiry of such
                                                          authority, as if the
                                                          authority conferred had
                                                          not expired.

C&C Group Plc        CCR       IE00B010DT83   13-Jul-07   (S.12) Approve, subject to    Issuer       Voted      For          None
                                                          the passing of Resolution                             Proposal
                                                          11, for the purposes of
                                                          Section 209 of the
                                                          Companies Act 1990, the
                                                          reissue price range at
                                                          which any Treasury Shares
                                                          for the time being held by
                                                          the Company may be
                                                          re-issued off-market as
                                                          ordinary shares as
                                                          follows: a) maximum price
                                                          at which a treasury share
                                                          may be re-issued
                                                          off-market, shall not be
                                                          more than 120% of the
                                                          appropriate price; and ii)
                                                          the minimum price at which
                                                          a treasury share may be
                                                          re-issued off-market shall
                                                          be an amount equal to 95%
                                                          of the appropriate price
                                                          as specified.

Bank of Ireland      BIR       IE0030606259   17-Jul-07   (1) Receive the report of     Issuer       Voted      For          None
                                                          the Directors and the                                 Proposal
                                                          accounts for the YE 31 MAR
                                                          2007.

Bank of Ireland      BIR       IE0030606259   17-Jul-07   (2) Approve to declare a      Issuer       Voted      For          None
                                                          dividend.                                             Proposal

Bank of Ireland      BIR       IE0030606259   17-Jul-07   (3.A) Elect Richie Boucher    Issuer       Voted      For          None
                                                          as a Director.                                        Proposal

Bank of Ireland      BIR       IE0030606259   17-Jul-07   (3.B) Elect Des Browley as    Issuer       Voted      For          None
                                                          a Director.                                           Proposal

Bank of Ireland      BIR       IE0030606259   17-Jul-07   (3.C) Elect Denis Donovan     Issuer       Voted      For          None
                                                          as a Director.                                        Proposal

Bank of Ireland      BIR       IE0030606259   17-Jul-07   (3.D) Elect Dennis Holt as    Issuer       Voted      For          None
                                                          a member of the                                       Proposal
                                                          Remuneration Committee.

Bank of Ireland      BIR       IE0030606259   17-Jul-07   (3.E) Re-elect Brian          Issuer       Voted      For          None
                                                          Goggin as a Director.                                 Proposal

Bank of Ireland      BIR       IE0030606259   17-Jul-07   (3.F) Re-elect Paul Horn      Issuer       Voted      For          None
                                                          as a Director.                                        Proposal

Bank of Ireland      BIR       IE0030606259   17-Jul-07   (3.G) Re-elect Terry Neill    Issuer       Voted      For          None
                                                          as a member of the                                    Proposal
                                                          Remuneration Committee.

Bank of Ireland      BIR       IE0030606259   17-Jul-07   (3.H) Elect Rose Hynes as     Issuer       Voted      For          None
                                                          a Director.                                           Proposal

Bank of Ireland      BIR       IE0030606259   17-Jul-07   (3.I) Elect Jerome Kennedy    Issuer       Voted      For          None
                                                          as a Director.                                        Proposal

Bank of Ireland      BIR       IE0030606259   17-Jul-07   (3.J) Elect Heather Ann
                                                          McSharry as a Director.

Bank of Ireland      BIR       IE0030606259   17-Jul-07   (4) Authorize the             Issuer       Voted      For          None
                                                          Directors to determine the                            Proposal
                                                          remuneration of the
                                                          Auditors.

Bank of Ireland      BIR       IE0030606259   17-Jul-07   (S.5) Approve to renew the    Issuer       Voted      For          None
                                                          Bank's authority to                                   Proposal
                                                          purchase its own stock.

Bank of Ireland      BIR       IE0030606259   17-Jul-07   (S.6) Approve to determine    Issuer       Voted      For          None
                                                          the re-issue price for                                Proposal
                                                          treasury stock.

Bank of Ireland      BIR       IE0030606259   17-Jul-07   (S.7) Approve to renew the    Issuer       Voted      For          None
                                                          Directors authority to                                Proposal
                                                          issue ordinary stock on a
                                                          non pre-emptive basis for
                                                          cash.

Bank of Ireland      BIR       IE0030606259   17-Jul-07   (S.8) Approve to renew the    Issuer       Voted      For          None
                                                          Directors authority to                                Proposal
                                                          issue ordinary stock on a
                                                          non pre-emptive basis
                                                          other than for cash.

ASML Holding NV      ASML      NL0000334365   17-Jul-07   (1) Opening.                  Issuer       N/A        N/A          None

ASML Holding NV      ASML      NL0000334365   17-Jul-07   (2) Amend the Articles of     Issuer       Voted      For          None
                                                          Association of the                                    Proposal
                                                          Company: increase of the
                                                          nominal value per ordinary
                                                          share at the expense of
                                                          the Company's share
                                                          premium account.

ASML Holding NV      ASML      NL0000334365   17-Jul-07   (3) Amend the Articles of     Issuer       Voted      For          None
                                                          Association of the                                    Proposal
                                                          Company: reduction of the
                                                          issued capital by
                                                          decreasing the nominal
                                                          value per ordinary share.

ASML Holding NV      ASML      NL0000334365   17-Jul-07   (4) Amend the Articles of     Issuer       Voted      For          None
                                                          Association of the                                    Proposal
                                                          Company: consolidation of
                                                          the ordinary shares; also
                                                          known as reverse stock
                                                          split.

ASML Holding NV      ASML      NL0000334365   17-Jul-07   (5) Appoint R. Deusinger      Issuer       Voted      For          None
                                                          as a Member of this                                   Proposal
                                                          Supervisory Board,
                                                          effective 17 JUL 2007.

ASML Holding NV      ASML      NL0000334365   17-Jul-07   (6) Any other business.       Issuer       N/A        N/A          None

ASML Holding NV      ASML      NL0000334365   17-Jul-07   (7) Closing.                  Issuer       N/A        N/A          None

British Energy       BGY       GB00B04QKW59   19-Jul-07   (1) Receive the annual        Issuer       Voted      For          None
  Group PLC                                               report and accounts for                               Proposal
                                                          the YE 31 MAR 2007.




British Energy       BGY       GB00B04QKW59   19-Jul-07   (2) Re-appoint Sir Robert     Issuer       Voted      For          None
  Group PLC                                               Walmsley as a Director,                               Proposal
                                                          pursuant to Sections 293
                                                          and 379 of the Companies
                                                          Act 1985.

British Energy       BGY       GB00B04QKW59   19-Jul-07   (3) Re-appoint Mr. Stephen    Issuer       Voted      For          None
  Group PLC                                               Billingham as a Director.                             Proposal

British Energy       BGY       GB00B04QKW59   19-Jul-07   (4) Re-appoint Mr. Pascal     Issuer       Voted      For          None
  Group PLC                                               Colombani as a Director.                              Proposal

British Energy       BGY       GB00B04QKW59   19-Jul-07   (5) Re-appoint Mr. John       Issuer       Voted      For          None
  Group PLC                                               Delucca as a Director.                                Proposal

British Energy       BGY       GB00B04QKW59   19-Jul-07   (6) Re-appoint                Issuer       Voted      For          None
  Group PLC                                               PricewaterhouseCoopers LLP                            Proposal
                                                          as the Auditors of the
                                                          Company, until the
                                                          conclusion of the next
                                                          general meeting at which
                                                          accounts are laid before
                                                          the Company.

British Energy       BGY       GB00B04QKW59   19-Jul-07   (7) Authorize the Audit       Issuer       Voted      For          None
   Group PLC                                              Committee to fix the                                  Proposal
                                                          Auditor's remuneration.

British Energy       BGY       GB00B04QKW59   19-Jul-07   (8) Declare a final           Issuer       Voted      For          None
  Group PLC                                               dividend of 13.6 pence per                            Proposal
                                                          ordinary share of the
                                                          Company for the YE 31 MAR
                                                          2007 which shall be
                                                          payable on 31 JUL 2007 to
                                                          shareholders who are on
                                                          the register of Members at
                                                          the close of business on
                                                          29 JUN 2007.

British Energy       BGY       GB00B04QKW59   19-Jul-07   (9) Approve the               Issuer       Voted      For          None
  Group PLC                                               Remuneration Committee                                Proposal
                                                          report contained within
                                                          the annual report and
                                                          accounts for the YE 31 MAR
                                                          2007.

British Energy       BGY       GB00B04QKW59   19-Jul-07   (10) Approve that the         Issuer       Voted      For          None
  Group PLC                                               rules of the British                                  Proposal
                                                          Energy Group plc
                                                          Performance Share Plan
                                                          (PSP) produced in draft to
                                                          this meeting and the
                                                          purpose of identification,
                                                          initialed by the Chairman
                                                          and authorize the Board to
                                                          adopt the PSP and to do
                                                          all such other acts and
                                                          things as they may
                                                          consider appropriate to
                                                          implement the PSP; and
                                                          establish further plans
                                                          based on the PSP but
                                                          modified to take account
                                                          of local tax, exchange
                                                          control or securities laws
                                                          in overseas territories,
                                                          provided that any shares
                                                          made available under such
                                                          further plans are treated
                                                          as counting against the
                                                          limits on individual or
                                                          overall participation in
                                                          the PSP.

British Energy       BGY       GB00B04QKW59   19-Jul-07   (S.11) Amend the Company's    Shareholder  Voted      Abstain      None
  Group PLC                                               Articles of Association by
                                                          deleting the Articles
                                                          17(2), (3), (4), (5), (6),
                                                          (7), (8), (9), (10), (11),
                                                          (12) and (13) as specified
                                                          and by deleting the
                                                          Articles 129 and 130 as
                                                          specified.

British Energy       BGY       GB00B04QKW59   19-Jul-07   (12) Authorize the            Issuer       Voted      For          None
  Group PLC                                               Directors, in accordance                              Proposal
                                                          with Section 80 of the Act
                                                          and Article 7 of the
                                                          Company's Articles of
                                                          Association, to allot
                                                          relevant securities up to
                                                          an aggregate nominal
                                                          amount of GBP 19,028,000;
                                                          and the Directors may
                                                          allot relevant securities
                                                          after the expiry of this
                                                          authority in pursuance of
                                                          such an offer or agreement
                                                          made prior to such expiry.

British Energy       BGY       GB00B04QKW59   19-Jul-07   (S.13) Authorize the          Shareholder  Voted      For          None
  Group PLC                                               Directors, subject to the                             Proposal
                                                          passing of Resolution 12
                                                          and in accordance with
                                                          Section 95 of the Act and
                                                          Article 8 of the Company's
                                                          Articles of Association,
                                                          to allot equity securities
                                                          for cash, disapplying the
                                                          statutory pre-emption
                                                          rights, provided that this
                                                          power is limited to the
                                                          allotment of equity
                                                          securities: i) in
                                                          connection with a rights
                                                          issue; ii) up to an
                                                          aggregate nominal amount
                                                          of GBP 2,883,000
                                                          calculated, in the case of
                                                          equity securities which
                                                          are rights to subscribe
                                                          for or to convert
                                                          securities into relevant
                                                          shares; and the Directors
                                                          may allot equity
                                                          securities after the
                                                          expiry of this authority
                                                          in pursuance of such an
                                                          offer or agreement made
                                                          prior to such expiry.

British Energy       BGY       GB00B04QKW59   19-Jul-07   (S.14) Approve the reduce     Shareholder  Voted      For          None
  Group PLC                                               the Share Premium Account                             Proposal
                                                          of the Company by GBP
                                                          2,295 million.

RexCapital           555       BMG755491245   19-Jul-07   (1) Approve the execution     Shareholder  Voted      For          None
  Financial                                               of the conditional share                              Proposal
  Holdings Ltd.                                           Sale and Purchase
                                                          Agreement dated 19 MAR
                                                          2007 entered into between
                                                          the Company and Excellot
                                                          Assets Management Limited
                                                          in relation to the
                                                          proposed acquisition of
                                                          the entire issued share
                                                          capital of Global Union
                                                          Group Limited by the
                                                          Purchaser from the Vendor
                                                          pursuant to the EA Share
                                                          Purchase Agreement at a
                                                          consideration of HKD
                                                          119,487,500 which is to be
                                                          satisfied as to HKD
                                                          12,825,000 in cash and as
                                                          to HKD 106,662,500 by the
                                                          issue of 152,375,000 new
                                                          Shares of HKD 0.01 each in
                                                          the share capital of the
                                                          Company at an issue price
                                                          of HKD 0.7 per Share to
                                                          the Vendor, as specified,
                                                          the issue of the EA
                                                          Consideration Shares and
                                                          the performance by the
                                                          Company thereof and the
                                                          transaction contemplated
                                                          thereby; and authorize any
                                                          1 or more of the Directors
                                                          of the Company to sign,
                                                          seal, execute, perfect,
                                                          deliver or do all such
                                                          other documents or
                                                          supplemental agreements or
                                                          deeds on behalf of the
                                                          Company and to do all such
                                                          things, matters and take
                                                          all such actions as he or
                                                          they may in his or their
                                                          discretion consider
                                                          necessary or desirable for
                                                          the purpose of or in
                                                          connection with the giving
                                                          effect to the EA Share
                                                          Purchase Agreement and the
                                                          exercise or enforcement of
                                                          any of the Company's
                                                          rights under the EA Share
                                                          Purchase Agreement
                                                          including, inter alias,
                                                          upon the EA Share Purchase
                                                          Agreement becoming
                                                          unconditional, the
                                                          authority to complete the
                                                          transactions contemplated
                                                          by the EA Share Purchase
                                                          Agreement or to procure
                                                          completion of the same and
                                                          to make and agree with
                                                          such changes in the terms
                                                          of the EA Share Purchase
                                                          Agreement as any such
                                                          Director(s) may in his or
                                                          their discretion consider
                                                          necessary, desirable or
                                                          expedient and in the
                                                          interest of the Company;
                                                          and authorize the
                                                          Directors of the Company
                                                          to allot and issue the EA
                                                          Consideration Shares to
                                                          Excellot Assets Management
                                                          Limited upon the
                                                          completion of the EA
                                                          Acquisition or any part
                                                          thereof, credited as fully
                                                          paid pursuant to the terms
                                                          of the EA Share Purchase
                                                          Agreement, such EA
                                                          Consideration Shares shall
                                                          rank pari passu in all
                                                          respects with the existing
                                                          shares of the Company in
                                                          issue at the date of
                                                          allotment of the EA
                                                          Consideration Shares.

RexCapital           555       BMG755491245   19-Jul-07   (2) Approve the execution     Shareholder  Voted      For          None
  Financial                                               of the conditional share                              Proposal
  Holdings Ltd.                                           Sale and Purchase
                                                          Agreement dated 19 MAR
                                                          2007 entered into between
                                                          the Company and Sino
                                                          Gateway International
                                                          Limited in relation to the
                                                          proposed acquisition of the
                                                          entire issued share
                                                          capital of Huge Rich
                                                          Enterprises Limited by the
                                                          Purchaser from the Vendor
                                                          pursuant to the SG Share
                                                          Purchase Agreement at a
                                                          consideration of HKD
                                                          115,762,500 which is to be
                                                          satisfied as to HKD
                                                          12,425,000 in cash and as
                                                          to HKD 103,337,500 by the
                                                          issue of 147,625,000 new
                                                          Shares of HKD 0.01 each in
                                                          the share capital of the
                                                          Company at an issue price
                                                          of HKD 0.7 per Share to
                                                          the Vendor, as specified,
                                                          the issue of the SG
                                                          Consideration Shares and
                                                          the performance by the
                                                          Company thereof and the
                                                          transactions contemplated;
                                                          and authorize any 1 or
                                                          more Directors of the
                                                          Company to sign, seal,
                                                          execute, perfect, deliver
                                                          or do all such other
                                                          documents or supplemental
                                                          agreements or deeds on
                                                          behalf of the Company and
                                                          to do all such things,
                                                          matters and take all such
                                                          actions as he or they may
                                                          in his or their discretion
                                                          consider necessary or
                                                          desirable for the purpose
                                                          of or in connection with
                                                          the giving effect to the
                                                          SG Share Purchase
                                                          Agreement and the exercise
                                                          or enforcement of any of
                                                          the Company's rights under
                                                          the SG Share Purchase
                                                          Agreement including, inter
                                                          alias, upon the SG Share
                                                          Purchase Agreement
                                                          becoming unconditional,
                                                          the authority to complete
                                                          the transactions
                                                          contemplated by the SG
                                                          Share Purchase Agreement
                                                          or to procure completion
                                                          of the same and to make
                                                          and agree with such
                                                          changes in the terms of
                                                          the SG Share Purchase
                                                          Agreement any such
                                                          Director(s) may in his or
                                                          their discretion consider
                                                          necessary, desirable or
                                                          expedient and in the
                                                          interest of the Company;
                                                          and authorize the
                                                          Directors of the Company
                                                          to allot and issue the SG
                                                          Consideration Shares to
                                                          Sino Gateway International
                                                          Limited upon the
                                                          completion of the SG
                                                          Acquisition or any part
                                                          thereof, credited as fully
                                                          paid pursuant to the terms
                                                          of the SG Share Purchase
                                                          Agreement, such SG
                                                          Consideration Shares shall
                                                          rank pari passu in all
                                                          respects with the existing
                                                          shares of the Company in
                                                          issue at the date of
                                                          allotment of the SG
                                                          Consideration Shares.

Dcc Plc              DCC       IE0002424939   20-Jul-07   (1) Receive and approve
                                                          the financial statements
                                                          for the YE 31 MAR 2007,
                                                          together with the reports
                                                          of the Directors and the
                                                          Auditors thereon.

Dcc Plc              DCC       IE0002424939   20-Jul-07   (2) Declare a final
                                                          dividend of 31.41 cent per
                                                          share for the YE 31 MAR
                                                          2007.

Dcc Plc              DCC       IE0002424939   20-Jul-07   (3.a) Re-elect Jim Flavin
                                                          as a Director, who retires
                                                          by rotation in accordance
                                                          with the Article 80 of the
                                                          Articles of Association.

Dcc Plc              DCC       IE0002424939   20-Jul-07   (3.b) Re-elect Maurice
                                                          Keane as a Director, who
                                                          retires by rotation in
                                                          accordance with the
                                                          Article 80 of the Articles
                                                          of Association.

Dcc Plc              DCC       IE0002424939   20-Jul-07   (3.c) Re-elect Bernard
                                                          Somers as a Director, who
                                                          retires by rotation in
                                                          accordance with the
                                                          Article 80 of the Articles
                                                          of Association.

Dcc Plc              DCC       IE0002424939   20-Jul-07   (4.a) Re-elect Tony Barry
                                                          as a Director, who retires
                                                          in accordance with
                                                          Provision A.7.2 of the
                                                          Combined Code on Corporate
                                                          Governance.

Dcc Plc              DCC       IE0002424939   20-Jul-07   (4.b) Re-elect Paddy
                                                          Gallagher as a Director,
                                                          who retires in accordance
                                                          with Provision A.7.2 of
                                                          the Combined Code on
                                                          Corporate Governance.

Dcc Plc              DCC       IE0002424939   20-Jul-07   (5) Authorize the
                                                          Directors to determine the
                                                          remuneration of the
                                                          Auditors.

Dcc Plc              DCC       IE0002424939   20-Jul-07   (6) Authorize the
                                                          Directors of the Company,
                                                          for the purposes of
                                                          Section 20 of the
                                                          Companies Act 1983, to
                                                          allot relevant securities
                                                          up to an aggregate nominal
                                                          amount of EUR 7,352,400;
                                                          and the Company may make
                                                          an offer or agreement
                                                          before the expiry of this
                                                          authority which would or
                                                          might require relevant
                                                          securities in to be
                                                          allotted after this
                                                          authority has expired and
                                                          the Directors may allot
                                                          relevant securities after
                                                          the expiry of this
                                                          authority in pursuance of
                                                          such an offer or agreement
                                                          made prior to such expiry.

Dcc Plc              DCC       IE0002424939   20-Jul-07   (S.7) Authorize the
                                                          Directors of the Company,
                                                          pursuant to Section 24 of
                                                          the Companies Act 1983, to
                                                          allot equity securities of
                                                          the Company for cash
                                                          pursuant to the authority
                                                          conferred by Resolution 6,
                                                          disapplying the statutory
                                                          pre-emption rights,
                                                          provided that this power
                                                          is limited to the
                                                          allotment of equity
                                                          securities: a) in
                                                          connection with any rights
                                                          issue in favor of ordinary
                                                          shareholders; b) up to an
                                                          aggregate nominal amount
                                                          of EUR 1,102,800; and the
                                                          Directors may allot equity
                                                          securities after the
                                                          expiry of this authority
                                                          in pursuance of such an
                                                          offer or agreement made
                                                          prior to such expiry.

Dcc Plc              DCC       IE0002424939   20-Jul-07   (S.8) Authorize the Company   Issuer       Voted      For          None
                                                          and/or any subsidiary of                              Proposal
                                                          the Company to make market
                                                          purchases of shares of any
                                                          class of the Company on
                                                          such terms and conditions
                                                          and in such manner as the
                                                          Directors may determine
                                                          from time to time but
                                                          subject to the provisions
                                                          of the Companies Act 1990,
                                                          and the aggregate nominal
                                                          value of the Shares shall
                                                          not exceed 10% of the
                                                          aggregate nominal value of
                                                          the issued share capital
                                                          of the Company at the
                                                          close of business at the
                                                          date of passing of this
                                                          Resolution and the minimum
                                                          price which may be paid
                                                          for any share shall be an
                                                          amount equal to the
                                                          nominal value thereof and
                                                          the maximum price which
                                                          may be paid for any share
                                                          shall be an amount equal
                                                          to 105% of the average of
                                                          the five amounts resulting
                                                          from determining as
                                                          specified in relation to
                                                          the Shares of the same
                                                          class as the relevant
                                                          share shall be appropriate
                                                          for each of the 5 business
                                                          days immediately preceding
                                                          the day on which the
                                                          relevant share is
                                                          purchased, as determined
                                                          from the information
                                                          published in the Irish
                                                          Stock Exchange Daily
                                                          Official List reporting
                                                          the business done on each
                                                          of those 5 business days:
                                                          i) if there shall be more
                                                          than one dealing reported
                                                          for the day, the average
                                                          of the prices at which
                                                          such dealings took place
                                                          or ii) if there shall be
                                                          only one dealing reported
                                                          for the day, the price at
                                                          which such dealing took
                                                          place or iii) if there
                                                          shall not be any dealing
                                                          reported for the day, the
                                                          average of the high and
                                                          low market guide price for
                                                          that day and if there
                                                          shall be only a high or
                                                          only a low market guide
                                                          price reported, or if
                                                          there shall not be any
                                                          market guide price
                                                          reported for any
                                                          particular day then that
                                                          day shall not count as one
                                                          of the said 5 business
                                                          days for the purpose of
                                                          determining the maximum
                                                          price, if the means of
                                                          providing the foregoing
                                                          information as to dealings
                                                          and prices by reference to
                                                          which the maximum price is
                                                          to be determined is
                                                          altered or is replaced by
                                                          some other means, then the
                                                          maximum price shall be
                                                          determined on the basis of
                                                          the equivalent information
                                                          published by the relevant
                                                          authority in relation to
                                                          dealings on the Irish
                                                          Stock Exchange or its
                                                          equivalent; if the London
                                                          Stock Exchange is
                                                          prescribed as a recognized
                                                          stock exchange for the
                                                          purposes of Section 212 of
                                                          the Companies Act 1990,
                                                          then with effect, the
                                                          authority conferred by
                                                          this resolution include
                                                          authority to make market
                                                          purchase of Shares on the
                                                          London Stock Exchange,
                                                          provided that a) subject
                                                          to any requirements of the
                                                          Laws of the U.K. and
                                                          Northern Ireland and b)
                                                          the maximum price which
                                                          may be paid for any shares
                                                          so purchased be determined
                                                          in accordance with
                                                          paragraph c) of this
                                                          resolution but deleting
                                                          from the said point the
                                                          reference to the Irish
                                                          Stock Exchange Daily
                                                          Official List and
                                                          inserting instead a
                                                          reference to the London
                                                          Stock Exchange Daily
                                                          Official List and deleting
                                                          from that paragraph
                                                          subparagraph (iii) thereof
                                                          and inserting instead the
                                                          following: iii) if there
                                                          shall not be any dealing
                                                          reported for the day, the
                                                          average of the prices
                                                          quoted under the heading
                                                          "Quotation" in respect of
                                                          the share for that day and
                                                          if there shall not be any
                                                          Quotation reported for any
                                                          particular day then that
                                                          day shall not count as one
                                                          of the said 5 business
                                                          days for the purposes of
                                                          determining the maximum
                                                          price and deleting from
                                                          the last line of paragraph
                                                          c) the reference to the
                                                          Irish Stock Exchange and
                                                          inserting instead a
                                                          reference to the London
                                                          Stock Exchange; in
                                                          accordance with the
                                                          provisions of Section 215
                                                          of the Companies Act 1990;
                                                          and the Company or any
                                                          such subsidiary, before
                                                          the expiry, may make a
                                                          contract to purchase
                                                          ordinary shares which will
                                                          or may be executed wholly
                                                          or partly after such
                                                          expiry.

Dcc Plc              DCC       IE0002424939   20-Jul-07   (S.9) Approve that for the    Issuer       Voted      For          None
                                                          purposes of Section 209 of                            Proposal
                                                          the Companies Act, 1990 the
                                                          reissue price range at which
                                                          ordinary shares of EUR 0.25
                                                          in the capital of the
                                                          company held as treasury
                                                          shares be reissued
                                                          off-market be as follows: a)
                                                          the maximum price at which a
                                                          Treasury Share be reissued
                                                          off-market be an amount
                                                          equal to 120% of the
                                                          appropriate price and b) the
                                                          minimum price at which a
                                                          Treasury Share be re-issued
                                                          off-market be an amount
                                                          equal to 95% of the
                                                          appropriate price provided
                                                          that if Treasury Shares are
                                                          being re-issued for the
                                                          purposes of either the DCC
                                                          plc 1998 Employee Share
                                                          Option Scheme or the DCC
                                                          Share save Scheme 2001, the
                                                          re-issue price shall be the
                                                          issue or subscription price
                                                          provided for such scheme;
                                                          approve for the purposes of
                                                          this Resolution the
                                                          expression "Appropriate
                                                          Price" shall mean an amount
                                                          equal to the average of the
                                                          five amounts resulting from
                                                          determining as specified in
                                                          relation the Shares of the
                                                          same class as the Treasury
                                                          Share being re-issued shall
                                                          be appropriate for each of
                                                          the 5 business days
                                                          immediately preceding the
                                                          day on which the Treasury
                                                          Share is re-issue as
                                                          determined from the
                                                          information published in the
                                                          Irish Stock Exchange Daily
                                                          Official List reporting the
                                                          business done on each of
                                                          those 5 business days: i) if
                                                          there shall be more than one
                                                          dealing reported for the
                                                          day, the average of the
                                                          prices at which such
                                                          dealings took place or ii)
                                                          if there shall be only one
                                                          dealing reported for the
                                                          day, the price at which such
                                                          dealing took place or iii)
                                                          if there shall not be any
                                                          dealing reported for the
                                                          day, the average of the high
                                                          and low market guide price
                                                          for that day and if there
                                                          shall be only a high or only
                                                          a low market guide price
                                                          reported, or if there shall
                                                          not be any market guide
                                                          price reported for any
                                                          particular day then that day
                                                          shall not count as one of
                                                          the said 5 business days for
                                                          the purposes of determining
                                                          the Appropriate Price, if
                                                          the means of providing the
                                                          foregoing information as to
                                                          dealings and prices by
                                                          reference to which the
                                                          Appropriate Price is to be
                                                          determined is altered or is
                                                          replaced by some other
                                                          means, then the Appropriate
                                                          Price shall be determined on
                                                          the basis of the equivalent
                                                          information published by the
                                                          relevant authority in
                                                          relation to dealings on the
                                                          Irish Stock Exchange or its
                                                          equivalent.

Hanla Level Co. Ltd. 92460     KR7092460005   24-Jul-07   (1) Approve the partial       Issuer       Voted      For          None
                                                          amendment to the Articles of                          Proposal
                                                          Incorporation.

Hanla Level Co. Ltd. 92460     KR7092460005   24-Jul-07   (2) Elect Seok-Jun Ji,        Issuer       Voted      For          None
                                                          Young-Gu Kim as the                                   Proposal
                                                          Directors, Beong-Kook Choi,
                                                          Prof Min-Joon Kim as the
                                                          Outside Directors.

Vodafone Group Plc   VOD       GB00B16GWD56   24-Jul-07   (1) To receive the report of  Issuer       Voted      For          None
                                                          the Directors and financial                           Proposal
                                                          statements for the YE 31 MAR
                                                          2007.

Vodafone Group Plc   VOD       GB00B16GWD56   24-Jul-07   (2) That Sir John Bond, a     Issuer       Voted      For          None
                                                          Director retiring                                     Proposal
                                                          voluntarily and offering
                                                          himself for re-election be
                                                          and is hereby reelected as a
                                                          Director of the Company.

Vodafone Group Plc   VOD       GB00B16GWD56   24-Jul-07   (3) That Arun Sarin, a        Issuer       Voted      For          None
                                                          Director retiring                                     Proposal
                                                          voluntarily and offering
                                                          himself for re-election be
                                                          and is hereby reelected as a
                                                          Director of the Company.

Vodafone Group Plc   VOD       GB00B16GWD56   24-Jul-07   (4) That Michael Boskin, a    Issuer       Voted      For          None
                                                          Director retiring                                     Proposal
                                                          voluntarily and offering
                                                          himself for re-election be
                                                          and is hereby reelected as a
                                                          Director of the Company.

Vodafone Group Plc   VOD       GB00B16GWD56   24-Jul-07   (5) That John Buchanan, a     Issuer       Voted      For          None
                                                          Director retiring                                     Proposal
                                                          voluntarily and offering
                                                          himself for re-election be
                                                          and is hereby reelected as a
                                                          Director of the Company.

Vodafone Group Plc   VOD       GB00B16GWD56   24-Jul-07   (6) That Andy Halford, a      Issuer       Voted      For          None
                                                          Director retiring                                     Proposal
                                                          voluntarily and offering
                                                          himself for re-election, be
                                                          and is hereby re-elected as
                                                          a Director of the Company.

Vodafone Group Plc   VOD       GB00B16GWD56   24-Jul-07   (7) That Anne Lauvergeon, a   Issuer       Voted      For          None
                                                          Director retiring                                     Proposal
                                                          voluntarily and offering
                                                          herself for re-election, be
                                                          and is hereby re-elected as
                                                          a Director of the Company.

Vodafone Group Plc   VOD       GB00B16GWD56   24-Jul-07   (8) That Professor Jurgen     Issuer       Voted      For          None
                                                          Schrempp, a Director                                  Proposal
                                                          retiring voluntarily and
                                                          offering himself for
                                                          re-election, be and is
                                                          hereby re-elected as a
                                                          Director of the Company.

Vodafone Group Plc   VOD       GB00B16GWD56   24-Jul-07   (9) That Luc Vandevelde, a    Issuer       Voted      For          None
                                                          Director retiring                                     Proposal
                                                          voluntarily and offering
                                                          himself for re-election, be
                                                          and is hereby re-elected as
                                                          a Director of the Company.

Vodafone Group Plc   VOD       GB00B16GWD56   24-Jul-07   (10) That Anthony Watson, a   Issuer       Voted      For          None
                                                          Director retiring                                     Proposal
                                                          voluntarily and offering
                                                          himself for re-election, be
                                                          and is hereby re-elected as
                                                          a Director of the Company.

Vodafone Group Plc   VOD       GB00B16GWD56   24-Jul-07   (11) That Philip Yea, a       Issuer       Voted      For          None
                                                          Director retiring                                     Proposal
                                                          voluntarily and offering
                                                          himself for re-election, be
                                                          and is hereby re-elected as
                                                          a Director of the Company.

Vodafone Group Plc   VOD       GB00B16GWD56   24-Jul-07   (12) That Vittorio Colai, a   Issuer       Voted      For          None
                                                          Director retiring in                                  Proposal
                                                          accordance with the
                                                          Company's Articles of
                                                          Association, be and is
                                                          hereby elected as a Director
                                                          of the Company.

Vodafone Group Plc   VOD       GB00B16GWD56   24-Jul-07   (13) That Alan Jebson, a      Issuer       Voted      For          None
                                                          Director retiring in                                  Proposal
                                                          accordance with the
                                                          Company's Articles of
                                                          Association, be and is
                                                          hereby elected as a Director
                                                          of the Company.

Vodafone Group Plc   VOD       GB00B16GWD56   24-Jul-07   (14) That Nick Land, a        Issuer       Voted      For          None
                                                          Director retiring in                                  Proposal
                                                          accordance with the
                                                          Company's Articles of
                                                          Association, be and is
                                                          hereby elected as a Director
                                                          of the Company.

Vodafone Group Plc   VOD       GB00B16GWD56   24-Jul-07   (15) That Simon Murray, a     Issuer       Voted      For          None
                                                          Director retiring in                                  Proposal
                                                          accordance with the
                                                          Company's Articles of
                                                          Association, be and is
                                                          hereby elected as a Director
                                                          of the Company.

Vodafone Group Plc   VOD       GB00B16GWD56   24-Jul-07   (16) That the final dividend  Issuer       Voted      For          None
                                                          recommended by the Directors                          Proposal
                                                          of 4.41p per ordinary share
                                                          for the YE 31 MAR 2007 be
                                                          declared payable on the
                                                          ordinary shares of the
                                                          Company to all members whose
                                                          names appeared on the
                                                          Register of Members on 08
                                                          JUN 2007 and that such
                                                          dividend be paid on 03 AUG
                                                          2007.

Vodafone Group Plc   VOD       GB00B16GWD56   24-Jul-07   (17) To approve the           Issuer       Voted      For          None
                                                          Remuneration Report of the                            Proposal
                                                          Board for the YE 31 MAR
                                                          2007.

Vodafone Group Plc   VOD       GB00B16GWD56   24-Jul-07   (18) To re-appoint Deloitte   Issuer       Voted      For          None
                                                          & Touche LLP as the Auditors                          Proposal
                                                          to the Company until the
                                                          next AGM.

Vodafone Group Plc   VOD       GB00B16GWD56   24-Jul-07   (19) To authorize the Audit   Issuer       Voted      For          None
                                                          Committee to determine the                            Proposal
                                                          remuneration of the
                                                          Auditors.

Vodafone Group Plc   VOD       GB00B16GWD56   24-Jul-07   (20) That the authority       Issuer       Voted      For          None
                                                          conferred on the Directors                            Proposal
                                                          by Article 16.2 of the
                                                          Company's Articles of
                                                          Association be renewed and
                                                          for this purpose; 20.1 the
                                                          Section 80 amount to be USD
                                                          1,000,000,000; and 20.2 the
                                                          prescribed period be the
                                                          period ending on the date of
                                                          the AGM in 2008 or on 24 OCT
                                                          2008, whichever is earlier.

Vodafone Group Plc   VOD       GB00B16GWD56   24-Jul-07   (S.21) That, subject to the   Issuer       Voted      For          None
                                                          passing of Resolution 20,                             Proposal
                                                          the power conferred on the
                                                          Directors by Article 16.3 of
                                                          the Company's Articles of
                                                          Association be renewed for
                                                          the prescribed period
                                                          specified in Resolution 20.2
                                                          and for such period the
                                                          Section 89 amount be USD
                                                          290,000,000.

Vodafone Group Plc   VOD       GB00B16GWD56   24-Jul-07   (S.22) That the Company be    Issuer       Voted      For          None
                                                          generally and                                         Proposal
                                                          unconditionally authorized
                                                          for the purposes of Section
                                                          166 of the Companies Act
                                                          1985 to make market
                                                          purchases of ordinary shares
                                                          in the capital of the
                                                          Company provided that: 1)
                                                          the maximum aggregate number
                                                          of ordinary shares which may
                                                          be purchased is
                                                          5,200,000,000; 2) the
                                                          minimum price which may be
                                                          paid for each ordinary share
                                                          is US 11 3/7 cents; 3) the
                                                          maximum price, excluding
                                                          expenses, which may be paid
                                                          for any ordinary share does
                                                          not exceed the higher of i)
                                                          5% above the average closing
                                                          price of such shares for the
                                                          5 business days on the
                                                          London Stock Exchange prior
                                                          to the date of purchase and
                                                          ii) the higher of the last
                                                          independent trade and the
                                                          highest current independent
                                                          bid on the London Stock
                                                          Exchange; and 4) this
                                                          authority shall expire at
                                                          the conclusion of the AGM of
                                                          the Company held in 2008 or
                                                          on 24 OCT 2008, whichever is
                                                          earlier, unless such
                                                          authority is renewed prior
                                                          to that time (except in
                                                          relation to the purchase of
                                                          ordinary shares the contract
                                                          for which was concluded
                                                          before the expiry of such
                                                          authority and which might be
                                                          executed wholly or partly
                                                          after such expiry.)

Vodafone Group Plc   VOD       GB00B16GWD56   24-Jul-07   (S.23) That the Company be    Issuer       Voted      For          None
                                                          authorized, subject to and                            Proposal
                                                          in accordance with the
                                                          provisions of the Companies
                                                          Act 2006 to send, convey or
                                                          supply all types of notices,
                                                          documents or information to
                                                          the shareholders by means of
                                                          electronic equipment for the
                                                          processing, storage and
                                                          transmission of data,
                                                          employing wires, radio
                                                          optical technologies or any
                                                          other electromagnetic means,
                                                          including by making such
                                                          notices, documents or
                                                          information available on a
                                                          website.

Vodafone Group Plc   VOD       GB00B16GWD56   24-Jul-07   (S.24) That the proposed      Issuer       Voted      For          None
                                                          Articles of Association                               Proposal
                                                          contained in the document
                                                          marked A submitted to this
                                                          AGM and initialled for the
                                                          purposes of identification
                                                          by the Chairman be approved
                                                          and adopted as the new
                                                          Articles of Association of
                                                          the Company, in substitution
                                                          for and to the exclusion of
                                                          the existing Articles of
                                                          Association with effect from
                                                          the end of this meeting.

Vodafone Group Plc   VOD       GB00B16GWD56   24-Jul-07   (S.25) That pursuant to the   Shareholder  Voted      For          None
                                                          provisions of Article 114.2                           Proposal
                                                          of the Company's Articles of
                                                          Association, and
                                                          notwithstanding the
                                                          provisions of Article 114.1
                                                          of the Company's Articles of
                                                          Association, the directors
                                                          of the Company shall act in
                                                          accordance with such
                                                          directions as may be given
                                                          to them by ordinary
                                                          resolution at any general
                                                          meeting of the Company
                                                          taking place on or before 01
                                                          JAN 2009.

Vodafone Group Plc   VOD       GB00B16GWD56   24-Jul-07   (26) That unless proposals    Shareholder  Voted      For          None
                                                          are put to the shareholders                           Proposal
                                                          of the Company in general
                                                          meeting to alter the capital
                                                          structure of the Company by
                                                          either: 1) sub-dividing the
                                                          Company's issued ordinary
                                                          shares into (i) new ordinary
                                                          shares of a smaller nominal
                                                          value; (ii) a new class of
                                                          listed tracking shares
                                                          representing the Company's
                                                          45% economic interest in
                                                          Cellco Partnership (dba
                                                          Verizon Wireless) and
                                                          entitling the holders
                                                          thereof to receive dividends
                                                          based on the Company's net
                                                          earnings attributable to,
                                                          and dividends received from,
                                                          Cellco Partnership,
                                                          accounted for separately; to
                                                          receive the net proceeds
                                                          from the sale or other
                                                          disposal of the company's
                                                          interest in Celico
                                                          Partnership; and to such
                                                          other rights and preferences
                                                          as the board sees fit; or 2)
                                                          adopting a scheme of
                                                          arrangement under S 425
                                                          Companies Act 1985 that
                                                          introduces a new group
                                                          holding company with a
                                                          capital structure that
                                                          includes the following, each
                                                          of which will be issued pro
                                                          rata to existing
                                                          shareholders in
                                                          consideration for the
                                                          cancellation of their shares
                                                          in the Company: i) a new
                                                          class of listed tracking
                                                          shares representing the
                                                          Company's 45% economic
                                                          interest in Cellco
                                                          Partnership and entitling
                                                          the holders thereof to
                                                          receive dividends based on
                                                          the new group holding
                                                          company's net earnings
                                                          attributable to, and
                                                          dividends received from,
                                                          Cellco Partnership,
                                                          accounted for separately; to
                                                          receive the net proceeds
                                                          from the sale or other
                                                          disposal of the new group
                                                          holding company's interest
                                                          in Cellco Partnership; and
                                                          to such other rights and
                                                          preferences as the board
                                                          sees fit; and ii) 100% of
                                                          the ordinary shares of the
                                                          new group holding company;
                                                          or 3) adopting a scheme of
                                                          arrangement under S 425
                                                          Companies Act 1985 under
                                                          which shareholders of the
                                                          Company receive, pro rata to
                                                          their shareholdings in the
                                                          Company, in consideration
                                                          for the cancellation of
                                                          their shares in the Company:
                                                          i) 100% of the ordinary
                                                          shares of a new holding
                                                          company that owns, directly
                                                          or indirectly, the Company's
                                                          entire interest in Cellco
                                                          Partnership; and ii) 100% of
                                                          the ordinary shares of a
                                                          second new holding company
                                                          that owns, directly or
                                                          indirectly, the Company's
                                                          other assets; by 31 MAR
                                                          2008, all fees payable to
                                                          the directors of the company
                                                          pursuant to the provisions
                                                          of Article 85 of the
                                                          Articles of Association of
                                                          the Company for their
                                                          services as directors of the
                                                          Company after that date
                                                          shall, by reason of this
                                                          resolution and Article 85.2
                                                          of the Articles of
                                                          Association of the Company,
                                                          be allocated and paid solely
                                                          to the Chairman of the Board
                                                          of Directors of the Company.

Vodafone Group Plc   VOD       GB00B16GWD56   24-Jul-07   (27) That unless proposals    Shareholder  Voted      For          None
                                                          are put to the shareholders                           Proposal
                                                          of the Company in general
                                                          meeting to amend the capital
                                                          structure of the Company by
                                                          adopting a scheme of
                                                          arrangement under S 425
                                                          Companies Act 1985 that
                                                          introduces a new group
                                                          holding company with a
                                                          capital structure that
                                                          includes the following, each
                                                          of which will be issued pro
                                                          rata to existing
                                                          shareholders in
                                                          consideration for the
                                                          cancellation of their shares
                                                          in the Company: i) at least
                                                          GBP 0.65 principal amount of
                                                          a new listed bonds per
                                                          issued share in the Company,
                                                          issued or guaranteed by such
                                                          holding company or the
                                                          Company, denominated in such
                                                          currencies as the Board sees
                                                          fit and bearing interest at
                                                          such rate and containing
                                                          such other terms as the
                                                          board determines, with the
                                                          advice of the Company's
                                                          financial advisors, will
                                                          result in such bonds trading
                                                          at par upon issuance; and
                                                          ii) 100% of the ordinary
                                                          shares of the new group
                                                          holding company; by 31 MAR
                                                          2008, all fees payable to
                                                          the directors of the Company
                                                          pursuant to the provisions
                                                          of Article 85 of the
                                                          Articles of Association of
                                                          the Company for their
                                                          services as directors of the
                                                          Company after that date
                                                          shall, by reason of this
                                                          resolution and Article 85.2
                                                          of the Articles of
                                                          Association of the Company,
                                                          be allocated and paid solely
                                                          to the Chairman of the Board
                                                          of Directors of the Company.

Vodafone Group Plc   VOD       GB00B16GWD56   24-Jul-07   (S.28) That the Articles of   Shareholder  Voted      For          None
                                                          Association of the Company                            Proposal
                                                          be amended by the inclusion
                                                          of the following article to
                                                          be designated article 189;
                                                          Shareholder approval of
                                                          certain acquisitions; the
                                                          Company may not at any time
                                                          prior to 31 MAR 2010,
                                                          directly or through any
                                                          direct or indirect
                                                          subsidiary of the Company,
                                                          acquire or enter into an
                                                          agreement to acquire the
                                                          assets, undertaking, shares,
                                                          or other equity securities
                                                          of any person, other than
                                                          the Company or a person
                                                          which was a subsidiary of
                                                          the Company on 31 MAR 2007,
                                                          where the aggregate
                                                          consideration, in the case
                                                          of any one acquisition,
                                                          exceeds GBP 1,000,000,000
                                                          and, in the case of all
                                                          transactions completed or
                                                          agreed to in any consecutive
                                                          24 month period, exceeds GBP
                                                          5,000,000,000 without the
                                                          previous sanction of a
                                                          special resolution of the
                                                          Company, unless the board
                                                          shall have submitted to a
                                                          vote of the shareholders of
                                                          the Company a resolution to
                                                          alter the capital structure
                                                          of the Company through a
                                                          scheme of arrangement under
                                                          S 425 Companies Act 1985
                                                          whereby either: 1) a new
                                                          group holding company is
                                                          formed to hold 100% of the
                                                          share capital of the Company
                                                          and the new group holding
                                                          company issues to the
                                                          existing shareholders of the
                                                          Company, pro rata to their
                                                          shareholdings in the
                                                          Company, in consideration
                                                          for the cancellation of
                                                          their shares in the company;
                                                          i) at least GBP 0.65
                                                          principal amount of new
                                                          listed bonds per issued
                                                          share in the Company, issued
                                                          or guaranteed by such
                                                          holding company or the
                                                          Company, denominated in such
                                                          currencies as the board sees
                                                          fit and bearing interest at
                                                          such rate and containing
                                                          such other terms as the
                                                          board determines, with the
                                                          advice of the Company's
                                                          financial advisors, will
                                                          result in such bonds trading
                                                          at par upon issuance; ii) a
                                                          new class of listed tracking
                                                          shares representing in
                                                          aggregate 100% of the
                                                          Company's 45% economic
                                                          interest in Cellco
                                                          Partnership and entitling
                                                          the holders thereof to
                                                          receive dividends based on
                                                          the new group holding
                                                          Company's net earnings
                                                          attributable to, and
                                                          dividends received from,
                                                          Cellco Partnership,
                                                          accounted for separately; to
                                                          receive the net proceeds
                                                          from the sale or other
                                                          disposal of the new group
                                                          holding Company's interest
                                                          in Cellco Partnership; and
                                                          to such other rights and
                                                          preferences as the board
                                                          sees fit; and iii) 100% of
                                                          the ordinary shares in such
                                                          new group company; or 2) the
                                                          existing shareholders of the
                                                          Company receive, pro rata to
                                                          their shareholdings in the
                                                          Company, in consideration
                                                          for the cancellation of
                                                          their shares in the Company:
                                                          i) 100% of the ordinary
                                                          shares of a new holding
                                                          company that owns, directly
                                                          or indirectly, the Company's
                                                          entire interest in Cellco
                                                          Partnership; ii) 100% of a
                                                          second new holding company
                                                          that owns, directly or
                                                          indirectly, the Company's
                                                          other assets; and iii) at
                                                          least GBP 0.65 principal
                                                          amount of new listed bonds
                                                          per issued share in the
                                                          Company, issued or
                                                          guaranteed by either both of
                                                          such holding companies or by
                                                          the Company, denominated in
                                                          such currencies as the board
                                                          sees fit and bearing
                                                          interest at such rate and
                                                          containing such other terms
                                                          as the board determines,
                                                          with the advice of the
                                                          Company's financial
                                                          advisors, will result in
                                                          such bonds trading at par
                                                          upon issuance.

VT Group Plc         VTG       GB0031729733   25-Jul-07   (1) Receive the reports of    Issuer       Voted      For          None
                                                          the Directors and the                                 Proposal
                                                          audited financial statements
                                                          for the YE 31 MAR 2007.

VT Group Plc         VTG       GB0031729733   25-Jul-07   (2) Declare a final dividend  Issuer       Voted      For          None
                                                          of 8.6 pence per ordinary                             Proposal
                                                          share.

VT Group Plc         VTG       GB0031729733   25-Jul-07   (3) Approve the remuneration  Issuer       Voted      For          None
                                                          report.                                               Proposal

VT Group Plc         VTG       GB0031729733   25-Jul-07   (4) Re-appoint Paul J.        Issuer       Voted      For          None
                                                          Lester as a Director of the                           Proposal
                                                          Company.

VT Group Plc         VTG       GB0031729733   25-Jul-07   (5) Re-appoint Baroness       Issuer       Voted      For          None
                                                          Blackstone as a Director of                           Proposal
                                                          the Company.

VT Group Plc         VTG       GB0031729733   25-Jul-07   (6) Re-appoint Lord Bryce as  Issuer       Voted      For          None
                                                          a Director of the Company.                            Proposal

VT Group Plc         VTG       GB0031729733   25-Jul-07   (7) Re-appoint KPMG Audit     Issuer       Voted      For          None
                                                          Plc as the Company's                                  Proposal
                                                          Auditors.

VT Group Plc         VTG       GB0031729733   25-Jul-07   (8) Authorize the Directors   Issuer       Voted      For          None
                                                          to determine the Auditors                             Proposal
                                                          remuneration.

VT Group Plc         VTG       GB0031729733   25-Jul-07   (9) Authorize the Directors   Issuer       Voted      For          None
                                                          of the Company, in                                    Proposal
                                                          substitution to all existing
                                                          authorities, pursuant to and
                                                          in accordance with Section
                                                          80 of the Companies Act
                                                          1985, to allot relevant
                                                          securities up to a maximum
                                                          nominal amount of GBP
                                                          1,221,436; and the Directors
                                                          may allot relevant
                                                          securities after the expiry
                                                          of this authority in
                                                          pursuance of such an offer
                                                          or agreement made prior to
                                                          such expiry.

VT Group Plc         VTG       GB0031729733   25-Jul-07   (S.10) Authorize the          Issuer       Voted      For          None
                                                          Directors of the Company, in                          Proposal
                                                          substitution for all
                                                          existing authorities,
                                                          subject to the passing of
                                                          the Resolution 9 and
                                                          pursuant to Section 95 of
                                                          the Companies Act 1985, to
                                                          allot equity securities
                                                          pursuant to the authority
                                                          conferred on them under
                                                          Section 80 of the Act by
                                                          Resolution 9, disapplying
                                                          the statutory pre-emption
                                                          rights, provided that this
                                                          power is limited to the
                                                          allotment of equity
                                                          securities: a) in connection
                                                          with any rights issue in
                                                          favor of ordinary
                                                          shareholders of 5p each in
                                                          the Company; b) up to an
                                                          aggregate nominal amount of
                                                          GBP 438,723; and the
                                                          Directors may allot equity
                                                          securities after the expiry
                                                          of this authority in
                                                          pursuance of such an offer
                                                          or agreement made prior to
                                                          such expiry.

VT Group Plc         VTG       GB0031729733   25-Jul-07   (11) Approve that the Rules   Issuer       Voted      For          None
                                                          of the VT Group 2007                                  Proposal
                                                          Performance Share Plan as
                                                          specified and authorize the
                                                          Directors to make such
                                                          modifications to the PSP as
                                                          they may consider
                                                          appropriate to take account
                                                          of the requirements of best
                                                          practices and modifications
                                                          for the implementations of
                                                          the PSP and to adopt the PSP
                                                          as so modified and to do all
                                                          such other acts and things
                                                          as they may consider
                                                          appropriate to implement the
                                                          PSP; and established further
                                                          plans based on the PSP but
                                                          modified to take account of
                                                          local tax, exchange control
                                                          or securities laws in
                                                          overseas territories,
                                                          provided that any shares
                                                          made available under such
                                                          further plans are treated as
                                                          counting against the limits
                                                          on individual or overall
                                                          participation in the PSP.

VT Group Plc         VTG       GB0031729733   25-Jul-07   (S.12) Approve that the       Issuer       Voted      For          None
                                                          Company may supply documents                          Proposal
                                                          or information to its
                                                          Members via a website and
                                                          amend the Articles 119 and
                                                          121 of the Articles of
                                                          Association as specified.

De La Rue Plc        DLAR      GB00B09JC238   26-Jul-07   (1) Receive and adopt the     Issuer       Voted      For          None
                                                          Director's report and                                 Proposal
                                                          financial statements of the
                                                          Company for the YE 31 MAR
                                                          2007 together with the
                                                          report of the Auditors.

De La Rue Plc        DLAR      GB00B09JC238   26-Jul-07   (2) Receive the remuneration  Issuer       Voted      For          None
                                                          report for the YE 31 MAR                              Proposal
                                                          2007.

De La Rue Plc        DLAR      GB00B09JC238   26-Jul-07   (3) Declare a final dividend  Issuer       Voted      For          None
                                                          of 13.27 pence on the                                 Proposal
                                                          Company's ordinary shares in
                                                          respect of the YE 31 MAR
                                                          2007.

De La Rue Plc        DLAR      GB00B09JC238   26-Jul-07   (4) Re-elect Leo M. Quinn as  Issuer       Voted      For          None
                                                          the Director, who retires by                          Proposal
                                                          rotation pursuant to Article
                                                          38.1 of the Company's
                                                          Articles of Association.

De La Rue Plc        DLAR      GB00B09JC238   26-Jul-07   (5) Re-elect Philip M.G.      Issuer       Voted      For          None
                                                          Nolan as the Director, who                            Proposal
                                                          retires by rotation pursuant
                                                          to Article 38.1 of the
                                                          Company's Articles of
                                                          Association.

De La Rue Plc        DLAR      GB00B09JC238   26-Jul-07   (6) Re-elect Keith H.         Issuer       Voted      For          None
                                                          Hudgkinson as the Director.                           Proposal

De La Rue Plc        DLAR      GB00B09JC238   26-Jul-07   (7) Re-elect Nicholas A.      Issuer       Voted      For          None
                                                          Brookes as the Director.                              Proposal

De La Rue Plc        DLAR      GB00B09JC238   26-Jul-07   (8) Re-elect Warren A. East   Issuer       Voted      For          None
                                                          as the Director, pursuant to                          Proposal
                                                          Article 33.1 of the
                                                          Articles.

De La Rue Plc        DLAR      GB00B09JC238   26-Jul-07   (9) Appoint KPMG Audit Plc    Issuer       Voted      For          None
                                                          as the Auditors of the                                Proposal
                                                          Company, to hold office
                                                          until the conclusion of next
                                                          general meeting at which
                                                          accounts are laid before the
                                                          Company.

De La Rue Plc        DLAR      GB00B09JC238   26-Jul-07   (10) Authorize the Directors  Issuer       Voted      For          None
                                                          to determine the Auditors                             Proposal
                                                          remuneration.

De La Rue Plc        DLAR      GB00B09JC238   26-Jul-07   (11) Authorize the            Issuer       Voted      For          None
                                                          Directors, for the purpose                            Proposal
                                                          of Section 80 of the
                                                          Companies Act 1985 to allot
                                                          relevant securities for up
                                                          to an aggregate nominal
                                                          amount of GBP 14,891,424;
                                                          and the Directors may make
                                                          allotments during the
                                                          relevant period which may be
                                                          exercised after the relevant
                                                          period.

De La Rue Plc        DLAR      GB00B09JC238   26-Jul-07   (S.12) Authorize the          Issuer       Voted      For          None
                                                          Directors, pursuant to                                Proposal
                                                          Section 95 of the Companies
                                                          Act 1985, to allot equity
                                                          securities for cash pursuant
                                                          to the authority conferred
                                                          by Resolution 11 or
                                                          otherwise in the case of
                                                          treasury shares disapplying
                                                          the statutory pre-emption
                                                          rights, provided that this
                                                          power is limited to the
                                                          allotment of equity
                                                          securities a) in connection
                                                          with a rights issue, open
                                                          offer or other offers in
                                                          favor of ordinary
                                                          shareholders; and b) up to
                                                          an aggregate nominal amount
                                                          of GBP 2,233,996; and the
                                                          Directors may allot equity
                                                          securities after the expiry
                                                          of this authority in
                                                          pursuance of such an offer
                                                          or agreement made prior to
                                                          such expiry.

De La Rue Plc        DLAR      GB00B09JC238   26-Jul-07   (S.13) Approve and ratify     Issuer       Voted      For          None
                                                          the steps taken by the                                Proposal
                                                          Directors pursuant to
                                                          Articles 99 and 102 of the
                                                          Articles of Association of
                                                          the Company or otherwise in
                                                          consequence of or in
                                                          connection with the
                                                          technical breach of the
                                                          Companies Act 1985 in
                                                          relation to a distribution
                                                          of 38.0 pence per share paid
                                                          to shareholders on the
                                                          register of Members at the
                                                          close of business on 29 JUL
                                                          2005 on 05 AUG 2005
                                                          including the payment paid
                                                          made on 28 NOV 2006 by way
                                                          of interim dividend in
                                                          respect of the year ended 25
                                                          MAR 2005 to each relevant
                                                          shareholders of an amount
                                                          equal to the payment made on
                                                          05 AUG 2005, which dividend
                                                          was satisfied by the release
                                                          by the company of each and
                                                          any claim against each
                                                          relevant shareholders for
                                                          the repayment of an amount
                                                          equal to the payment
                                                          received by such relevant
                                                          shareholders on 05 AUG 2005.

De La Rue Plc        DLAR      GB00B09JC238   26-Jul-07   (S.14) Authorize the Company  Issuer       Voted      For          None
                                                          to send or supply any                                 Proposal
                                                          document or information that
                                                          is required to be sent or
                                                          supplied by a provision of
                                                          the Companies Act or
                                                          pursuant to the Company's
                                                          Articles of Association or
                                                          to any other rules and
                                                          regulations to which the
                                                          company may subject, by
                                                          making it available on a
                                                          website, the provisions of
                                                          the Act which apply to
                                                          sending or supplying any
                                                          document or information that
                                                          is required or authorized to
                                                          be sent or supplied by a
                                                          provision of the Companies
                                                          Act by making it available
                                                          on a website shall also
                                                          apply, with any necessary
                                                          changes, to sending or
                                                          supplying any document or
                                                          information required or
                                                          authorized to be sent by the
                                                          Company's Articles of
                                                          Association or any other
                                                          rules or regulations to
                                                          which the Company may be
                                                          subject by making it
                                                          available on a website, and
                                                          the resolution shall
                                                          supersede any provisions in
                                                          the company's Articles of
                                                          Association to the extent
                                                          that it is inconsistent with
                                                          this Resolution.

De La Rue Plc        DLAR      GB00B09JC238   26-Jul-07   (15) Approve, subject to and  Issuer       Voted      For          None
                                                          conditional upon admission                            Proposal
                                                          of the New Ordinary Shares
                                                          to the Official List of the
                                                          U.K. Listing Authority and
                                                          to trading on the London
                                                          Stock Exchange Plc becoming
                                                          effective; a) all the
                                                          ordinary shares of 27 1/9
                                                          pence each in the capital of
                                                          the Company which at the
                                                          close of the business on 27
                                                          JUL 2007 are shown in the
                                                          books of the Company as
                                                          authorized, whether issued
                                                          or unissued shall be
                                                          subdivided into new ordinary
                                                          shares of 1 62/63 pence each
                                                          in the capital of the
                                                          Company; b) immediately
                                                          thereafter, all intermediate
                                                          Ordinary Shares that are
                                                          unissued shall be
                                                          consolidated into new
                                                          Ordinary Shares of 29 16/21
                                                          pence each in the capital of
                                                          the company provided that,
                                                          where such consolidation
                                                          would otherwise result in a
                                                          fraction of an Unissued New
                                                          Ordinary Share, that number
                                                          of Intermediate Ordinary
                                                          Shares which would otherwise
                                                          constitute such fraction
                                                          shall be cancelled pursuant
                                                          to Section 121(2)e of the
                                                          Companies Act; and c)
                                                          immediately thereafter, all
                                                          intermediate Ordinary Shares
                                                          that are unissued shall be
                                                          consolidated into new
                                                          ordinary shares of 29 16/21
                                                          pence each in the capital of
                                                          the Company provided that
                                                          where such consolidation
                                                          results in any shareholder
                                                          being entitled to a fraction
                                                          of a new ordinary share to
                                                          which other shareholders of
                                                          the Company may be entitled
                                                          and authorize the Directors
                                                          to sell on behalf of the
                                                          relevant shareholders all
                                                          the New Ordinary Shares
                                                          representing such fractions
                                                          at the best price reasonable
                                                          obtained to any person, and
                                                          to distribute the proceeds
                                                          of sale in due proportion
                                                          among the relevant
                                                          shareholders entitled
                                                          thereto that fraction of a
                                                          penny which would otherwise
                                                          be payable shall be rounded
                                                          up or down in accordance
                                                          with the usual practice of
                                                          the registrars of the
                                                          Company and to execute an
                                                          instrument in transfer of
                                                          respect of such shares on
                                                          behalf of the relevant
                                                          shareholders and to do all
                                                          such things the Directors
                                                          consider necessary or
                                                          expedient to effect the
                                                          transfer of such shares to,
                                                          or in accordance with, the
                                                          directions of any buyer of
                                                          any shares.

De La Rue Plc        DLAR      GB00B09JC238   26-Jul-07   (S.16) Authorize the Company  Issuer       Voted      For          None
                                                          subject to and conditional                            Proposal
                                                          upon Resolution 15, pursuant
                                                          to Article 83 of its
                                                          Articles of Association and
                                                          in accordance with Section
                                                          166 of the Act 1985, to make
                                                          market purchases of up to
                                                          22,503,675 New Ordinary
                                                          Shares of 10% of the issued
                                                          share capital of the
                                                          Company, at a minimum price
                                                          of 29 16/28 pence and not
                                                          more than 105% above the
                                                          average market value for
                                                          such shares derived from the
                                                          London Stock Exchange Daily
                                                          Official List, for the 5
                                                          business days preceding the
                                                          date of purchase; the
                                                          Company, before the expiry,
                                                          may make a contract to
                                                          purchase ordinary shares
                                                          which will or may be
                                                          executed wholly or partly
                                                          after such expiry.

Astro All Asia       ASTRO     GB0066981209   26-Jul-07   (1) Authorize the Company,    Issuer       Voted      For          None
  Networks Plc                                            through MEASAT Broadcast                              Proposal
                                                          Network Systems Sdn Bhd, its
                                                          wholly-owned subsidiary,
                                                          and/or subsidiaries or
                                                          nominees of the Company, to
                                                          utilize transponder capacity
                                                          on the MEASAT-3 satellite in
                                                          accordance with the terms
                                                          and conditions of the
                                                          conditional agreement
                                                          entered into between MBNS
                                                          and MEASAT Satellite Systems
                                                          Sdn Bhd, a wholly-owned
                                                          subsidiary of MEASAT Global
                                                          Berhad on 18 JUN 2007, as
                                                          specified; authorize the
                                                          Directors of the Company to
                                                          complete and do all such
                                                          acts and things as they may
                                                          consider expedient or
                                                          necessary to give effect to
                                                          this resolution.

Astro All Asia       ASTRO     GB0066981209   26-Jul-07   (2) Authorize the Company,    Issuer       Voted      For          None
  Networks Plc                                            pursuant to Paragraph 10.09                           Proposal
                                                          of the Listing Requirements
                                                          of Bursa Malaysia Securities
                                                          Berhad, and/or subsidiaries
                                                          to enter into recurrent
                                                          related party transactions
                                                          of a revenue or trading
                                                          nature with Usaha Tegas Sdn
                                                          Bhd and/or its affiliates
                                                          including but not limited to
                                                          UTSB Management Sdn Bhd, UT
                                                          Hospitality Services Sdn
                                                          Bhd, UT Projects Sdn Bhd,
                                                          SRG Asia Pacific Sdn Bhd and
                                                          Bonuskad Loyalty Sdn Bhd as
                                                          specified, provided that
                                                          such transactions are
                                                          necessary for day-to-day
                                                          operations of the Company
                                                          and/or its subsidiaries and
                                                          are carried out in the
                                                          ordinary course of business
                                                          on normal commercial terms
                                                          and on terms which are not
                                                          more favorable to the
                                                          parties with which such
                                                          recurrent transactions are
                                                          to be entered into than
                                                          those generally available to
                                                          the public and which are not
                                                          detrimental to the minority
                                                          shareholders of the Company;
                                                          authorize the Directors of
                                                          the Company to complete and
                                                          do all such acts and things
                                                          as they may consider
                                                          expedient or necessary to
                                                          give effect to this
                                                          resolution.

Astro All Asia       ASTRO     GB0066981209   26-Jul-07   (3) Authorize the Company,    Issuer       Voted      For          None
  Networks Plc                                            pursuant to Paragraph 10.09                           Proposal
                                                          of the Listing Requirements
                                                          of Bursa Malaysia Securities
                                                          Berhad, and/or its
                                                          subsidiaries to enter into
                                                          recurrent related party
                                                          transactions of a revenue or
                                                          trading nature with Maxis
                                                          Communications Berhad and/or
                                                          its affiliates including but
                                                          not limited to Maxis
                                                          Broadband Sdn Bhd and
                                                          Malaysian Mobile Services
                                                          Sdn Bhd as specified,
                                                          provided that such
                                                          transactions are necessary
                                                          for day-to-day operations of
                                                          the Company and/or its
                                                          subsidiaries and are carried
                                                          out in the ordinary course
                                                          of business on normal
                                                          commercial terms and on
                                                          terms which are not more
                                                          favorable to the parties
                                                          with which such recurrent
                                                          transactions are to be
                                                          entered into than those
                                                          which are not detrimental to
                                                          the minority shareholders of
                                                          the Company; authorize the
                                                          Directors of the Company to
                                                          complete and do all such
                                                          acts and things as they may
                                                          consider expedient or
                                                          necessary to give effect to
                                                          this resolution.

Astro All Asia       ASTRO     GB0066981209   26-Jul-07   (4) Authorize the Company,    Issuer       Voted      For          None
  Networks Plc                                            pursuant to Paragraph 10.09                           Proposal
                                                          of the Listing Requirements
                                                          of Bursa Malaysia Securities
                                                          Berhad, and/or its
                                                          subsidiaries to enter into
                                                          recurrent related party
                                                          transactions of a revenue or
                                                          trading nature with Tanjong
                                                          Public Limited Company
                                                          and/or its affiliates
                                                          including but not limited to
                                                          Pan Malaysian Pools Sdn Bhd
                                                          and TGV Cinemas Sdn Bhd as
                                                          specified, provided that
                                                          such transactions are
                                                          necessary for day-to-day
                                                          operations of the Company
                                                          and/or its subsidiaries and
                                                          are carried out in the
                                                          ordinary course of business
                                                          on normal commercial terms
                                                          and on terms which are not
                                                          more favorable to the
                                                          parties with which such
                                                          recurrent transactions are
                                                          to be entered into than
                                                          those which are not
                                                          detrimental to the minority
                                                          shareholders of the Company;
                                                          authorize the Directors of
                                                          the Company to complete and
                                                          do all such acts and things
                                                          as they may consider
                                                          expedient or necessary to
                                                          give effect to this
                                                          resolution.

Astro All Asia       ASTRO     GB0066981209   26-Jul-07   (5) Authorize the Company,    Issuer       Voted      For          None
  Networks Plc                                            pursuant to Paragraph 10.09                           Proposal
                                                          of the Listing Requirements
                                                          of Bursa Malaysia Securities
                                                          Berhad, and/or its
                                                          subsidiaries to enter into
                                                          recurrent related party
                                                          transactions of a revenue or
                                                          trading nature with MEASAT
                                                          Satellite Systems Sdn Bhd as
                                                          specified, such transactions
                                                          are necessary for day-to-day
                                                          operations of the Company
                                                          and/or its subsidiaries and
                                                          are carried out in the
                                                          ordinary course of business
                                                          on normal commercial terms
                                                          and which are not more
                                                          favorable to the parties
                                                          with which such recurrent
                                                          transactions are to be
                                                          entered into than those
                                                          which are not detrimental to
                                                          the minority shareholders of
                                                          the Company; authorize the
                                                          Directors of the Company to
                                                          complete and do all such
                                                          acts and things as they may
                                                          consider expedient or
                                                          necessary to give effect to
                                                          this resolution.

Astro All Asia       ASTRO     GB0066981209   26-Jul-07   (6) Authorize the Company,    Issuer       Voted      For          None
  Networks Plc                                            pursuant to Paragraph 10.09                           Proposal
                                                          of the Listing Requirements
                                                          of Bursa Malaysia Securities
                                                          Berhad, and/or its
                                                          subsidiaries to enter into
                                                          recurrent related party
                                                          transactions of a revenue or
                                                          trading nature with Khazanah
                                                          Nasional Berhad and/or its
                                                          affiliates including but not
                                                          limited to Malaysian Airline
                                                          System Berhad, VADS Berhad,
                                                          Celcom Berhad, Datapos Sdn
                                                          Bhd, Telekom Malaysia
                                                          Berhad, Telekom Sales
                                                          Services Sdn Bhd and Time
                                                          Dotcom Berhad as specified,
                                                          provided that such
                                                          transactions are necessary
                                                          for day-to-day operations of
                                                          the Company and/or its
                                                          subsidiaries and are carried
                                                          out in the ordinary course
                                                          of business on normal
                                                          commercial terms and on
                                                          terms which are not more
                                                          favorable to the parties
                                                          with which such recurrent
                                                          transactions are to be
                                                          entered into than those
                                                          which are not detrimental to
                                                          the minority shareholders of
                                                          the Company; authorize the
                                                          Directors of the Company to
                                                          complete and do all such
                                                          acts and things as they may
                                                          consider expedient or
                                                          necessary to give effect to
                                                          this resolution.

Astro All Asia       ASTRO     GB0066981209   26-Jul-07   (7) Authorize the Company,    Issuer       Voted      For          None
  Networks Plc                                            pursuant to Paragraph 10.09                           Proposal
                                                          of the Listing Requirements
                                                          of Bursa Malaysia Securities
                                                          Berhad, and/or its
                                                          subsidiaries to enter into
                                                          recurrent related party
                                                          transactions of a revenue or
                                                          trading nature with Goal TV
                                                          Asia Limited as specified,
                                                          provided that such
                                                          transactions are necessary
                                                          for day-to-day operations of
                                                          the Company and/or its
                                                          subsidiaries and are carried
                                                          out in the ordinary course
                                                          of business on normal
                                                          commercial terms and which
                                                          are not more favorable to
                                                          the party with which such
                                                          recurrent transactions are
                                                          to be entered into than
                                                          those which are not
                                                          detrimental to the minority
                                                          shareholders of the Company;
                                                          authorize the Directors of
                                                          the Company to complete and
                                                          do all such acts and things
                                                          as they may consider
                                                          expedient or necessary to
                                                          give effect to this
                                                          resolution.

Astro All Asia       ASTRO     GB0066981209   26-Jul-07   (8) Authorize the Company,    Issuer       Voted      For          None
  Networks Plc                                            pursuant to Paragraph 10.09                           Proposal
                                                          of the Listing Requirements
                                                          of Bursa Malaysia Securities
                                                          Berhad, and/or its
                                                          subsidiaries to enter into
                                                          recurrent related party
                                                          transactions of a revenue or
                                                          trading nature with Plus
                                                          Interactive Asia Limited as
                                                          specified, provided that
                                                          such transactions are
                                                          necessary for day-to-day
                                                          operations of the Company
                                                          and/or its subsidiaries and
                                                          are carried out in the
                                                          ordinary course of business
                                                          on normal commercial terms
                                                          and on terms which are not
                                                          more favorable to the party
                                                          with which such recurrent
                                                          transactions are to be
                                                          entered into than those
                                                          which are not detrimental to
                                                          the minority shareholders of
                                                          the Company; authorize the
                                                          Directors of the Company to
                                                          complete and do all such
                                                          acts and things as they may
                                                          consider expedient or
                                                          necessary to give effect to
                                                          this resolution.

Astro All Asia       ASTRO     GB0066981209   26-Jul-07   (9) Authorize the Company,    Issuer       Voted      For          None
  Networks Plc                                            pursuant to Paragraph 10.09                           Proposal
                                                          of the Listing Requirements
                                                          of Bursa Malaysia Securities
                                                          Berhad, and/or its
                                                          subsidiaries to enter into
                                                          recurrent related party
                                                          transactions of a revenue or
                                                          trading nature with Yes
                                                          Television (Hong Kong)
                                                          Limited as specified,
                                                          provided that such
                                                          transactions are necessary
                                                          for day-to-day operations of
                                                          the Company and/or its
                                                          subsidiaries and are carried
                                                          out in the ordinary course
                                                          of business on normal
                                                          commercial terms and on
                                                          terms which are not more
                                                          favorable to the party with
                                                          which such recurrent
                                                          transactions are to be
                                                          entered into than those
                                                          which are not detrimental to
                                                          the minority shareholders of
                                                          the Company; authorize the
                                                          Directors of the Company to
                                                          complete and do all such
                                                          acts and things as they may
                                                          consider expedient or
                                                          necessary to give effect to
                                                          this resolution.

Astro All Asia       ASTRO     GB0066981209   26-Jul-07   (10) Authorize the Company,   Issuer       Voted      For          None
  Networks Plc                                            pursuant to Paragraph 10.09                           Proposal
                                                          of the Listing Requirements
                                                          of Bursa Malaysia Securities
                                                          Berhad, and/or its
                                                          subsidiaries to enter into
                                                          recurrent related party
                                                          transactions of a revenue or
                                                          trading nature with KLCC
                                                          (Holdings) Sdn Bhd as
                                                          specified, provided that
                                                          such transactions are
                                                          necessary for day-to-day
                                                          operations of the Company
                                                          and/or its subsidiaries and
                                                          are carried out in the
                                                          ordinary course of business
                                                          on normal commercial terms
                                                          and on terms which are not
                                                          more favorable to the party
                                                          with which such recurrent
                                                          transactions are to be
                                                          entered into than those
                                                          which are not detrimental to
                                                          the minority shareholders of
                                                          the Company; authorize the
                                                          Directors of the Company to
                                                          complete and do all such
                                                          acts and things as they may
                                                          consider expedient or
                                                          necessary to give effect to
                                                          this resolution.

Astro All Asia       ASTRO     GB0066981209   26-Jul-07   (11) Amend the authorized     Issuer       Voted      For          None
 Networks Plc                                             share capital of the Company                          Proposal
                                                          from GBP 301,628,945.36
                                                          divided into 3,000,000,000
                                                          ordinary shares of GBP 0.10
                                                          each 49,998 redeemable
                                                          preference shares of GBP
                                                          1.00 each 53,947,368 'Series
                                                          I' redeemable convertible
                                                          preference shares of GBP
                                                          0.01 each and 103,947,368
                                                          'Series II' redeemable
                                                          convertible preference
                                                          shares of GBP 0.01 each to
                                                          GBP 300,000,000 divided into
                                                          3,000,000,000 ordinary
                                                          shares of GBP 0.10 each; the
                                                          Directors of the Company be
                                                          authorized to complete and
                                                          do all such things as they
                                                          may consider expedient or
                                                          necessary.

Astro All Asia       ASTRO     GB0066981209   26-Jul-07   (S.1) Approve that, subject   Issuer       Voted      For          None
  Networks Plc                                            to the passing of ordinary                            Proposal
                                                          resolution 11, Paragraph 6
                                                          of the Memorandum of
                                                          Association of the Company
                                                          be deleted in its entirety
                                                          and replaced as specified
                                                          and that the Directors of
                                                          the Company be authorized to
                                                          complete and do all such
                                                          acts and things as they may
                                                          consider expedient or
                                                          necessary.

Astro All Asia       ASTRO     GB0066981209   26-Jul-07   (S.2) Approve the amendments  Issuer       Voted      For          None
  Networks Plc                                            to the Articles of                                    Proposal
                                                          Association of the Company
                                                          as specified and authorize
                                                          the Directors and the
                                                          Secretary of the Company: i)
                                                          to carry out all necessary
                                                          formalities in effecting the
                                                          amendments as set specified;
                                                          and ii) to assent to any
                                                          condition, modification,
                                                          variation and/or amendments
                                                          as may be required by Bursa
                                                          Malaysia Securities Berhad
                                                          and/or any other relevant
                                                          regulatory authority.

Astro All Asia       ASTRO     GB0066981209   26-Jul-07   (1) Receive and approve the   Issuer       Voted      For          None
  Networks Plc                                            annual report and the                                 Proposal
                                                          audited financial statements
                                                          of the Company and of the
                                                          Group for the FYE 31 JAN
                                                          2007 and the reports of the
                                                          Directors and the Auditors
                                                          thereon.

Astro All Asia       ASTRO     GB0066981209   26-Jul-07   (2) Declare a final tax       Issuer       Voted      For          None
  Networks Plc                                            exempt dividend of 3 sen per                          Proposal
                                                          ordinary share of 10 pence
                                                          each for the FYE 31 JAN
                                                          2007.

Astro All Asia       ASTRO     GB0066981209   26-Jul-07   (3) Reelect Dato' Haji Badri  Issuer       Voted      For          None
  Networks Plc                                            bin Haji Masri as a Director                          Proposal
                                                          who retires by rotation in
                                                          accordance with Articles 83
                                                          and 84 of the Company's
                                                          Articles of Association.

Astro All Asia       ASTRO     GB0066981209   26-Jul-07   (4) Reelect Bernard Anthony   Issuer       Voted      For          None
  Networks Plc                                            Cragg as a Director who                               Proposal
                                                          retires by rotation in
                                                          accordance with Articles 83
                                                          and 84 of the Company's
                                                          Articles of Association.

Astro All Asia       ASTRO     GB0066981209   26-Jul-07   (5) Reappoint                 Issuer       Voted      For          None
  Networks Plc                                            PricewaterhouseCoopers LLP                            Proposal
                                                          as the auditors of the
                                                          Company and authorize the
                                                          Directors to fix their
                                                          remuneration.

Astro All Asia       ASTRO     GB0066981209   26-Jul-07   (6) Authorize the Directors,  Issuer       Voted      For          None
  Networks Plc                                            pursuant to Article 4 of the                          Proposal
                                                          Company's Articles of
                                                          Association and to the
                                                          authority of the Directors
                                                          of the Company under the
                                                          Bylaws governing the
                                                          Company's 2003 Employee
                                                          Share Option Scheme and 2003
                                                          Management Share Incentive
                                                          Scheme and the terms of the
                                                          contract of service between
                                                          the Company and Robert
                                                          Odendaal dated 03 NOV 2006,
                                                          at any time, and from time
                                                          to time during the period
                                                          commencing from the
                                                          commencement date of the
                                                          Contract of Service and
                                                          expiring on the same date as
                                                          the expiration date of the
                                                          Contract of Service, to
                                                          offer and grant Robert
                                                          Odendaal, in his capacity as
                                                          the CEO of the Company or in
                                                          any other capacity
                                                          designated from time to time
                                                          by the Company, option(s)
                                                          under the ESOS to subscribe
                                                          for up to a maximum of
                                                          6,000,000 shares, and to
                                                          allot and issue shares upon
                                                          the exercise of such
                                                          option(s) granted pursuant
                                                          to the Approval provided
                                                          that not more than 50% of
                                                          the shares available under
                                                          the ESOS/MSIS shall be
                                                          allocated, in aggregate, to
                                                          all eligible Directors and
                                                          other eligible employees
                                                          holding positions in the
                                                          Senior Management of the
                                                          Company and its subsidiaries
                                                          at the time when the offer
                                                          is made, subject always to
                                                          such terms and conditions of
                                                          the bylaws and the Contract
                                                          of Service and/or any
                                                          adjustments which may be
                                                          made in accordance with the
                                                          provisions of the bylaws
                                                          governing the ESOS/MSIS of
                                                          the Company.

China Power          2380      HK2380027329   27-Jul-07   (1) Approve each of the
  International                                           continuing connected
  Development Ltd.                                        transactions referred to in
                                                          Section 6(b) in the letter
                                                          from the Board as specified,
                                                          namely, a) the composite
                                                          repair and maintenance
                                                          services agreement dated 23
                                                          MAY 2007 between Anhui
                                                          Huainan Pingwei Electric
                                                          Power Company Ltd. and Anhui
                                                          Huainan Pingwei Power
                                                          Engineering Maintenance
                                                          Company Ltd.; b) the
                                                          composite repair and
                                                          maintenance services
                                                          agreement dated 23 MAY 2007
                                                          between Pingdingshan Yaomeng
                                                          Electric Power Company Ltd.
                                                          and Pingdingshan Yaomeng
                                                          Power Engineering Company
                                                          Ltd.; c) the fuel related
                                                          services agreement dated 23
                                                          MAY 2007 between Pingwei
                                                          Power Plant and Huainan
                                                          Pingwei Electric Power
                                                          Industry Company Ltd.; d) the
                                                          fuel related services
                                                          agreement dated 23 MAY 2007
                                                          between Yaomeng Power Plant
                                                          and Pingdingshan Yaomeng
                                                          Power Industrial Company
                                                          Ltd.; e) the cleansing,
                                                          repair and maintenance
                                                          agreement in relation to
                                                          power plant dated 23 MAY
                                                          2007 between Pingwei Power
                                                          Plant and Pingwei Industry
                                                          Company; f) the cleaning,
                                                          repair and maintenance
                                                          agreement in relation to
                                                          power plant dated 23 MAY
                                                          2007 between Yaomeng Power
                                                          Plant and Yaomeng Industrial
                                                          Company; g) the composite
                                                          services agreement dated 23
                                                          MAY 2007 between Pingwei
                                                          Power Plant and Pingwei
                                                          Industry Company and h) the
                                                          composite services agreement
                                                          dated 23 MAY 2007 between
                                                          Yaomeng Power Plant Yaomeng
                                                          Industrial Company, and the
                                                          annual caps for each for
                                                          such continuing connected
                                                          transactions for the YE 31
                                                          DEC 2007, 31 DEC 2008 and 31
                                                          DEC 2009 as specified and
                                                          authorize the Directors of
                                                          the Company to do all such
                                                          further acts and things and
                                                          execute such further
                                                          documents and take all such
                                                          steps which in their opinion
                                                          may be necessary, desirable
                                                          or expedient to implement
                                                          and/or give effect to each
                                                          of the continuing connected
                                                          transactions referred to in
                                                          Section 6(b) in the letter
                                                          from the Board as specified.

Unicredito           UC        IT0000064854   28-Jul-07   (O.1) Appoint 1 Director.     Issuer       Voted      For          None
  Italiano Spa,                                                                                                 Proposal
  Geneva

Unicredito           UC        IT0000064854   28-Jul-07   (E.1) Approve the merger      Issuer       Voted      For          None
  Italiano Spa,                                           project for incorporation of                          Proposal
  Geneva                                                  Capitalia SPA into Unicredit
                                                          SPA as per Article 2501,
                                                          Civil Code and consequent
                                                          amendments to the by-laws.

Unicredito           UC        IT0000064854   28-Jul-07   (E.2) Grant authority to      Issuer       Voted      For          None
  Italiano Spa,                                           dispose of some own shares                            Proposal
  Geneva                                                  in favor of No. 425,000
                                                          rights of purchase to be
                                                          assigned to the Directors,
                                                          not belonging to Capitalia,
                                                          replacing some rights not
                                                          yet allotted previously and
                                                          amending the resolutions
                                                          approve by the shareholders
                                                          meeting of 16 DEC 2006.

Unicredito           UC        IT0000064854   28-Jul-07   (E.3) Amend the Articles 27,  Issuer       Voted      For          None
  Italiano Spa,                                           28 and 32 of the by-laws.                             Proposal
  Geneva

Invesys Plc          ISYS      GB00B19DVX61   2-Aug-07    (1) Receive the report of     Issuer       Voted      For          None
                                                          the Directors and the                                 Proposal
                                                          audited statement of
                                                          accounts for the YE 31 DEC
                                                          2007.

Invesys Plc          ISYS      GB00B19DVX61   2-Aug-07    (2) Approve the Board's       Issuer       Voted      For          None
                                                          remuneration report                                   Proposal
                                                          contained in the annual
                                                          report and accounts for the
                                                          YE 31 MAR 2007.

Invesys Plc          ISYS      GB00B19DVX61   2-Aug-07    (3.a) Re-elect U.C.I.         Issuer       Voted      For          None
                                                          Henriksson as a Director who                          Proposal
                                                          retires in accordance with
                                                          the Articles of Association.

Invesys Plc          ISYS      GB00B19DVX61   2-Aug-07    (3.b) Re-elect P. Zito as a   Issuer       Voted      For          None
                                                          Director who retires in                               Proposal
                                                          accordance with the Articles
                                                          of Association.

Invesys Plc          ISYS      GB00B19DVX61   2-Aug-07    (4) Re-appoint Ernst &        Issuer       Voted      For          None
                                                          Young as the Auditors.                                Proposal

Invesys Plc          ISYS      GB00B19DVX61   2-Aug-07    (5) Authorize the Directors   Issuer       Voted      For          None
                                                          to determine the Auditors'                            Proposal
                                                          remuneration.

Invesys Plc          ISYS      GB00B19DVX61   2-Aug-07    (6) Authorize the Directors,
                                                          for the purposes of Section
                                                          80 of the Companies Act of
                                                          1985 to allot relevant
                                                          securities up to an
                                                          aggregate nominal amount of
                                                          GBP 26,275,747; and the
                                                          Directors may allot relevant
                                                          securities after the expiry
                                                          of this authority in
                                                          pursuance of such an offer
                                                          or agreement made prior to
                                                          such expiry.

Invesys Plc          ISYS      GB00B19DVX61   2-Aug-07    (S.7) Authorize the           Issuer       Voted      For          None
                                                          Directors, subject to the                             Proposal
                                                          passing of Resolution 6 and
                                                          pursuant to Section 95 of
                                                          the Companies Act 1985, to
                                                          allot equity securities for
                                                          cash pursuant to the
                                                          authority conferred by
                                                          Resolution 6, disapplying
                                                          the statutory pre-emption
                                                          rights, provided that this
                                                          power is limited to the
                                                          allotment of equity
                                                          securities: a) in connection
                                                          with a rights issue, open
                                                          offer or any other offer in
                                                          favor of ordinary
                                                          shareholders and in favor of
                                                          holders of any other class
                                                          of equity security in
                                                          accordance with the rights
                                                          attached to such class; and
                                                          b) up to an aggregate
                                                          nominal amount of GBP
                                                          3,981,173; and the Directors
                                                          may allot equity securities
                                                          after the expiry of this
                                                          authority in pursuance of
                                                          such an offer or agreement
                                                          made prior to such expiry.

Invesys Plc          ISYS      GB00B19DVX61   2-Aug-07    (8) Approve to adopt the      Issuer       Voted      For          None
                                                          2007 Long Term Incentive                              Proposal
                                                          Plan, as specified and
                                                          authorize the Directors to
                                                          do all such acts and things
                                                          as they may consider
                                                          appropriate to implement the
                                                          2007 LTIP.

Invesys Plc          ISYS      GB00B19DVX61   2-Aug-07    (9) Approve to adopt the      Issuer       Voted      For          None
                                                          2007 CEO Special Award as                             Proposal
                                                          specified and authorize the
                                                          Directors to do all such
                                                          acts and things as they may
                                                          consider appropriate to
                                                          implement this Special
                                                          Award.

Invesys Plc          ISYS      GB00B19DVX61   2-Aug-07    (S.10) Authorize the Company  Issuer       Voted      For          None
                                                          to send or supply any                                 Proposal
                                                          document or information that
                                                          is required or authorized to
                                                          be sent or supplied to a
                                                          member or any other person
                                                          by the Company under a
                                                          provision of the Companies
                                                          Acts or pursuant to the
                                                          Articles of Association of
                                                          the Company or to do any
                                                          other rules or regulations
                                                          to which the Company may be
                                                          subject by electronic means
                                                          including by making it
                                                          available on a website and
                                                          the provisions of Schedule 5
                                                          to the Companies Acts 2006
                                                          shall apply, whether or not
                                                          any document or information
                                                          required or authorized to be
                                                          sent by the Companies Act
                                                          2006 and this resolution
                                                          shall supersede any
                                                          provision in the Company's
                                                          Articles of Association to
                                                          the extent that it is
                                                          consistent with this
                                                          resolution.

Fu Ji Food and       1175      KYG3685B1041   21-Aug-07   (1) Receive and approve the   Issuer       Voted      For          For
  Catering Services                                       consolidated audited                                  Proposal
  Holding Ltd.                                            financial statements and the
                                                          reports of the Directors of
                                                          the Company and the
                                                          Company's Auditors for the
                                                          YE 31 MAR 2007.

Fu Ji Food and       1175      KYG3685B1041   21-Aug-07   (2) Approve and declare the   Issuer       Voted      For          For
  Catering Services                                       payment of a final dividend                           Proposal
  Holding Ltd.                                            for the YE 31 MAR 2007.

Fu Ji Food and       1175      KYG3685B1041   21-Aug-07   (3.I) Re-elect Josephine      Issuer       Voted      For          For
  Catering Services                                       Price as a non-executive                              Proposal
  Holding Ltd.                                            Director of the Company.

Fu Ji Food and       1175      KYG3685B1041   21-Aug-07   (3.II) Re-elect Tsui Wai      Issuer       Voted      For          For
  Catering Services                                       Ling Carlye as an                                     Proposal
  Holding Ltd.                                            Independent Non-Executive
                                                          Director of the Company.

Fu Ji Food and       1175      KYG3685B1041   21-Aug-07   (3.III) Re-elect Yang Liu as  Issuer       Voted      For          For
  Catering Services                                       an Independent Non-Executive                          Proposal
  Holding Ltd.                                            Director of the Company.

Fu Ji Food and       1175      KYG3685B1041   21-Aug-07   (4) Re-appoint CCIF CPA       Issuer       Voted      For          For
  Catering Services                                       Limited as the Company's                              Proposal
  Holding Ltd.                                            Auditors and authorize the
                                                          Board of Directors to fix
                                                          their remuneration.


Fu Ji Food and       1175      KYG3685B1041   21-Aug-07   (5) Authorize the Directors   Issuer       Voted      For          For
  Catering Services                                       of the Company, pursuant to                           Proposal
  Holding Ltd.                                            the Rules Governing the
                                                          Listing of Securities on The
                                                          Stock Exchange of Hong Kong
                                                          Limited to allot, issue and
                                                          deal with the unissued
                                                          shares of HKD 0.01 each in
                                                          the capital of the Company
                                                          and make or grant offers,
                                                          agreements and options,
                                                          including warrants or
                                                          similar rights to subscribe
                                                          for shares, during and after
                                                          the relevant period, not
                                                          exceeding the aggregate of
                                                          a) 20% of the aggregate
                                                          nominal value of the issued
                                                          share capital of the
                                                          Company; b) the nominal
                                                          amount of share capital
                                                          repurchased, otherwise than
                                                          pursuant to i) a rights
                                                          issue; or ii) the exercise
                                                          of any option granted under
                                                          all Share Option Schemes of
                                                          the Company adopted from
                                                          time to time in accordance
                                                          with the Listing Rules; or
                                                          iii) any scrip dividend or
                                                          similar arrangement; or iv)
                                                          the exercise of subscription
                                                          or conversion rights under
                                                          the terms of any warrants
                                                          and securities.

Fu Ji Food and       1175      KYG3685B1041   21-Aug-07   (6) Authorize the Directors   Issuer       Voted      For          For
  Catering Services                                       of the Company to purchase                            Proposal
  Holding Ltd.                                            shares of HKD 0.01 each in
                                                          the capital of the Company
                                                          on The Stock Exchange of
                                                          Hong Kong Limited, or any
                                                          other stock exchange on
                                                          which the shares may be
                                                          listed and recognized by the
                                                          Securities and Futures
                                                          Commission of Hong Kong and
                                                          the Stock Exchange for such
                                                          purpose, and otherwise in
                                                          accordance with the rules
                                                          and regulations of the
                                                          Securities and Futures
                                                          Commission of Hong Kong, the
                                                          Stock Exchange, the
                                                          Companies Law, Chapter 22 of
                                                          the Cayman Islands and all
                                                          other applicable laws,
                                                          during the relevant period,
                                                          not exceeding 10% of the
                                                          aggregate nominal amount of
                                                          the issued share capital.

Fu Ji Food and       1175      KYG3685B1041   21-Aug-07   (7) Approve, conditional      Issuer       Voted      For          For
  Catering Services                                       upon the passing of                                   Proposal
  Holding Ltd.                                            Resolutions 5 and 6, to
                                                          extend the general mandate
                                                          granted to the Directors of
                                                          the Company pursuant to
                                                          Resolution 5, by the
                                                          addition to the aggregate
                                                          nominal value of the shares
                                                          which may be allotted or
                                                          agreed conditionally or
                                                          unconditionally to be
                                                          allotted by the Directors of
                                                          the Company pursuant to or
                                                          in accordance with such
                                                          general mandate of an amount
                                                          representing the aggregate
                                                          nominal value of the share
                                                          capital of the Company
                                                          purchased or agreed to be
                                                          purchased by the Company
                                                          pursuant to or in accordance
                                                          with the authority granted
                                                          Resolution 6.

Shun Tak             SHTGY     HKD825646102   21-Aug-07   (1) Approve the acquisitions  Issuer       Voted      For          For
  Holdings Ltd.                                           of the HHL-Nomusa Sale                                Proposal
                                                          Share, the HHL-NCPM Sale
                                                          Share and the HHL-NTGPM Sale
                                                          Share, on the terms of and
                                                          subject to the conditions of
                                                          the Conditional Sale and
                                                          Purchase Agreement dated 25
                                                          JUN 2007 between Ace Wonder
                                                          Limited, an indirect
                                                          wholly-owned subsidiary of
                                                          the Company, Hopewell
                                                          Properties Limited, Hopewell
                                                          Holdings Limited and the
                                                          company, pursuant to which
                                                          the Purchaser agreed to
                                                          acquire and HPL agreed to
                                                          sell and/or procure the sale
                                                          of the HHL-Nomusa Sale
                                                          Share, the HHL-NCPM Sale
                                                          Share and the HHL-NTGPM Sale
                                                          Share, and the Company and
                                                          HHL agreed to guarantee the
                                                          obligations of the Purchaser
                                                          and HPL respectively under
                                                          the HHL Agreement; and
                                                          authorize the Directors to
                                                          take all such steps to
                                                          implement the HHL-Agreement
                                                          and the transactions
                                                          thereunder to execute all
                                                          documents or deeds as they
                                                          consider necessary or
                                                          appropriate in relation
                                                          thereto and to make any
                                                          changes, modifications,
                                                          amendments, waivers,
                                                          variations or extensions of
                                                          such terms and conditions as
                                                          they think fit.

Shun Tak             SHTGY     HKD825646102   21-Aug-07   (2) Approve the acquisitions  Issuer       Voted      For          For
  Holdings Ltd.                                           of the STDM-Fast Shift Sale                           Proposal
                                                          Share and the STDM-Fast
                                                          Shift Loans on the terms of
                                                          and subject to the
                                                          conditions of the
                                                          Conditional Sale and
                                                          Purchase Agreement dated 26
                                                          JUN 2007 between the
                                                          Purchaser, Rapid Success
                                                          Investments Limited,
                                                          Sociedade de Turismo e
                                                          Diversoes de Macau, S.A. and
                                                          the Company, pursuant to
                                                          which the Purchaser agreed
                                                          to acquire and Rapid Success
                                                          agreed to sell the STDM-Fast
                                                          Shift Sale Share and the
                                                          STDM-Fast Shift Loans and
                                                          the Company and STDM agreed
                                                          to guarantee the obligations
                                                          of the Purchaser and Rapid
                                                          Success respectively under
                                                          the STDM Agreement; and
                                                          authorize the Directors to
                                                          take all such steps to
                                                          implement the STDM Agreement
                                                          and the transactions
                                                          thereunder to execute all
                                                          documents or deeds as they
                                                          may consider necessary or
                                                          appropriate in relation
                                                          thereto and to make any
                                                          changes, modifications,
                                                          amendments, waivers,
                                                          variations or extensions of
                                                          such terms and conditions as
                                                          they think fit.

China Construction   0939      CN000A0HF1W3   23-Aug-07   (S.1.1) Approve the scheme    Issuer       Voted      For          None
  Bank Corporation                                        and related arrangements the                          Proposal
                                                          Bank's public offering of A
                                                          Shares which are to be
                                                          listed on a domestic
                                                          securities exchange: 1) type
                                                          of securities to be issued:
                                                          RMB ordinary shares; 2)
                                                          Nominal value: RMB 1.00
                                                          each; 3) Rights attached to
                                                          A Shares: The A Shares to be
                                                          issued are domestically
                                                          listed shares and, except as
                                                          otherwise provided for in
                                                          the relevant laws,
                                                          administrative regulations,
                                                          departmental rules and other
                                                          regulatory documents and the
                                                          Articles of Association,
                                                          holders of such A Shares
                                                          will be entitled to the same
                                                          rights as the existing
                                                          Shareholders of H Shares of
                                                          the Bank in all respects; 4)
                                                          Number of A Shares to be
                                                          issued: not more than 9
                                                          billion shares; the number
                                                          of A shares to be issued
                                                          shall be subject to the
                                                          approval by the CSRC and the
                                                          CBRC; and subject to
                                                          adjustment by the Board as
                                                          authorized by the
                                                          shareholders at the EGM and
                                                          within the range approved by
                                                          the CSRC and the CBRC having
                                                          regard to the relevant
                                                          circumstances; the
                                                          registered capital of the
                                                          Bank will be increased
                                                          accordingly; 5) Target
                                                          Subscribers: Qualified
                                                          strategic investors,
                                                          institutional investors as
                                                          approved by the CSRC and the
                                                          individuals, legal entities
                                                          and other investors in the
                                                          PRC which have maintained
                                                          share accounts with the
                                                          Shanghai Stock Exchange; 6)
                                                          Issue method: adopt a
                                                          combination of the methods:
                                                          placing of A Shares to
                                                          strategic investors,
                                                          off-line price consultation
                                                          and placing to qualified
                                                          institutional investors as
                                                          approved by the CSRC and on
                                                          line subscription; 7)
                                                          Pricing method: the issue
                                                          price range will be
                                                          determined based on price
                                                          consultations with qualified
                                                          institutional investors as
                                                          approved by the CSRC; the
                                                          issuer and the lead
                                                          underwriters will organize
                                                          road show promotion, conduct
                                                          cumulative bid pricing
                                                          consultation within the
                                                          issue price range, and the
                                                          issue price will be
                                                          determined based on the
                                                          results of the cumulative
                                                          bid pricing consultations
                                                          and market conditions; 8)
                                                          Proposed stock exchange for
                                                          listing: Shanghai Stock
                                                          Exchange; 9) Use of
                                                          proceeds; the proceeds
                                                          raised from the Issue will
                                                          all be used to strengthen
                                                          the capital base of the Bank
                                                          and to raise the Bank's
                                                          capital adequacy level; 10)
                                                          Plan of distribution of
                                                          accumulated undistributed
                                                          profits: the Board shall
                                                          declare a 2007 interim
                                                          dividend in accordance with
                                                          the authorization granted in
                                                          the 2006 AGM of the Bank, in
                                                          an amount of 45% of the
                                                          after-tax net profits of the
                                                          Bank for the six months
                                                          ended 30 JUN 2007; the
                                                          accumulated undistributed
                                                          profits of the Bank as at 30
                                                          JUN 2007 shall be
                                                          distributed by cash dividend
                                                          to all Shareholders prior to
                                                          the issue; the amount of
                                                          such accumulated
                                                          undistributed profits shall
                                                          be the lesser of the same
                                                          calculated in accordance
                                                          undistributed profits shall
                                                          be the lesser of the same
                                                          calculated in accordance
                                                          with PRC Accounting
                                                          Standards and International
                                                          Financial Reporting
                                                          Standards; the Board shall
                                                          be authorized to decide on
                                                          matters relating to the
                                                          declaration of the above
                                                          dividends and an
                                                          announcement shall be made
                                                          in due course; the Board's
                                                          accumulated undistributed
                                                          profits after the
                                                          above-mentioned
                                                          distributions and
                                                          immediately prior to the
                                                          completion of the Issue
                                                          shall be shared by all new
                                                          and existing shareholders of
                                                          the Bank after the Issue.

China Construction   0939      CN000A0HF1W3   23-Aug-07   (S.1.2) Authorize the Board   Issuer       Voted      For          None
  Bank Corporation                                        to decide on and implement                            Proposal
                                                          specific schemes of the
                                                          Issue and listing,
                                                          including, but not limited
                                                          to the determination of the
                                                          timing and timetable of
                                                          issue, number of shares to
                                                          be issued, issue method,
                                                          pricing method, issue price
                                                          and offering structure,
                                                          over-allotment option and
                                                          other matters relating to
                                                          the Issue and Listing,
                                                          including: 1) engage
                                                          relevant intermediaries for
                                                          the purposes of the Issue
                                                          and Listing; 2) apply for
                                                          the listing on the Shanghai
                                                          Stock Exchange of the shares
                                                          issued; 3) decide to
                                                          postpone the implementation
                                                          of the Issue in the cases of
                                                          force majeure or other
                                                          situations which render the
                                                          Issue impractical or which
                                                          may bring adverse
                                                          consequences to the Bank
                                                          even when under such
                                                          situations the Issue can be
                                                          implemented; 4) the
                                                          formalities in relation to
                                                          the Issue and Listing and
                                                          capital increase such as
                                                          review and approval,
                                                          registration, filing,
                                                          ratification, consent, etc.
                                                          with the competent
                                                          authorities; 5) sign,
                                                          execute, amend and complete
                                                          documents to be submitted to
                                                          relevant government
                                                          departments, institutions,
                                                          organizations and
                                                          individuals; 6) make proper
                                                          amendments to the
                                                          resolutions relating to the
                                                          Issue and Listing passed by
                                                          the shareholders general
                                                          meeting based on actual
                                                          needs and requirements of
                                                          regulatory authorities; and
                                                          7) handle any other matters
                                                          which the Directors consider
                                                          as necessary, proper and
                                                          appropriate for the Issue
                                                          and Listing.

China Construction   0939      CN000A0HF1W3   23-Aug-07   (S.1.3) Approve that the      Issuer       Voted      For          None
  Bank Corporation                                        resolution of the general                             Proposal
                                                          meeting regarding the Issue
                                                          and Listing remain valid for
                                                          12 months from the day on
                                                          which it is adopted by the
                                                          general meeting.

China Construction   0939      CN000A0HF1W3   23-Aug-07   (S.2) Amend Articles 1, 8,    Issuer       Voted      Abstain      None
  Bank Corporation                                        9, 10, 119, 149, 154, 156,
                                                          157, 163, 236, 237, 18, 19,
                                                          20, 23, 26, 27, 28, 30, 43,
                                                          49, 70, 71, 75, 82, 84, 85,
                                                          86, 87, 88, 89, 90, 95, 103,
                                                          112, 113, 116, 125, 126,
                                                          128, 129, 132, 143, 146,
                                                          148, 164, 170, 172, 174,
                                                          180, 185, 192, 221, 226,
                                                          232, 264, 270, 265, 271,
                                                          277, 285 of the Articles of
                                                          Association of the Company
                                                          as specified.

China Construction   0939      CN000A0HF1W3   23-Aug-07   (S.3) Amend the Rules of      Issuer       Voted      Abstain      None
  Bank Corporation                                        Procedures for the
                                                          Shareholders' General
                                                          Meeting as specified.

China Construction   0939      CN000A0HF1W3   23-Aug-07   (S.4) Amend the Rules of      Issuer       Voted      Abstain      None
  Bank Corporation                                        Procedure for the Board as
                                                          specified.


China Construction   0939      CN000A0HF1W3   23-Aug-07   (S.5) Amend the Rules of      Issuer       Voted      Abstain      None
  Bank Corporation                                        Procedure for the Board of
                                                          Supervisors as specified.

China Construction   0939      CN000A0HF1W3   23-Aug-07   (6) Appoint Jenny Shipley as  Issuer       Voted      For          None
  Bank Corporation                                        an Independent Non-Executive                          Proposal
                                                          Director of the Bank,
                                                          conditional on the
                                                          amendments to the Articles
                                                          of Association being
                                                          approved and coming into
                                                          effect.

China Construction   0939      CN000A0HF1W3   23-Aug-07   (7) Appoint Wong Kai-Man as   Issuer       Voted      For          None
  Bank Corporation                                        an Independent Non-Executive                          Proposal
                                                          Director of the Bank,
                                                          conditional on the
                                                          amendments to the Articles
                                                          of Association being
                                                          approved and coming into
                                                          effect.

Peace Mark           304       BMG6957A2098   23-Aug-07   (1) Receive and adopt the     Issuer       Voted      For          For
  (Holdings) Ltd.                                         audited financial statements                          Proposal
                                                          of the Company, the reports
                                                          of the Directors and the
                                                          Auditors of the Company for
                                                          the YE 31 MAR 2007.

Peace Mark           304       BMG6957A2098   23-Aug-07   (2) Declare a final dividend  Issuer       Voted      For          For
  (Holdings) Ltd.                                         of HK 6.2 cents per share                             Proposal
                                                          for the YE 31 MAR 2007.

Peace Mark           304       BMG6957A2098   23-Aug-07   (3.A) Re-elect Mak Siu Wing,  Issuer       Voted      For          For
  (Holdings) Ltd.                                         Clifford as a Director, who                           Proposal
                                                          retires by rotation.

Peace Mark           304       BMG6957A2098   23-Aug-07   (3.B) Re-elect Tang Yat Kan   Issuer       Voted      For          For
  (Holdings) Ltd.                                         as a Director, who retires                            Proposal
                                                          by rotation.

Peace Mark           304       BMG6957A2098   23-Aug-07   (3.C) Re-elect Wong Yee Sui,  Issuer       Voted      For          For
  (Holdings) Ltd.                                         Andrew as a Director, who                             Proposal
                                                          retires by rotation.

Peace Mark           304       BMG6957A2098   23-Aug-07   (3.D) Re-elect Tsang Kwong    Issuer       Voted      For          For
  (Holdings) Ltd.                                         Ciu, Kevin as a Director,                             Proposal
                                                          who retires by rotation.

Peace Mark           304       BMG6957A2098   23-Aug-07   (4) Authorize the Board of    Issuer       Voted      For          For
  (Holdings) Ltd.                                         Directors to fix the                                  Proposal
                                                          remuneration of the
                                                          Directors by reference to
                                                          the recommendations of the
                                                          Remuneration Committee of
                                                          the Company.

Peace Mark           304       BMG6957A2098   23-Aug-07   (5) Re-appoint the Auditors   Issuer       Voted      For          For
  (Holdings) Ltd.                                         for the coming FY and                                 Proposal
                                                          authorize the Directors to
                                                          fix their remuneration.

Peace Mark           304       BMG6957A2098   23-Aug-07   (6.A) Authorize the           Issuer       Voted      For          For
  (Holdings) Ltd.                                         Directors of the Company to                           Proposal
                                                          allot, issue and deal with
                                                          additional shares in the
                                                          share capital of the Company
                                                          and make or grant offers,
                                                          agreements and options which
                                                          would or might require the
                                                          exercise of powers during
                                                          and after the relevant
                                                          period, not exceeding 20% of
                                                          the aggregate nominal amount
                                                          of the issued share capital
                                                          of the Company otherwise
                                                          than pursuant to: i) a
                                                          rights issue; ii) an issue
                                                          of shares of the Company as
                                                          scrip dividend or similar
                                                          arrangement providing for
                                                          the allotment of shares in
                                                          lieu of the whole or part of
                                                          a dividend on the shares in
                                                          accordance with the by-laws
                                                          of the Company; and iii) an
                                                          issue of shares under the
                                                          company's Share Option
                                                          Scheme or any similar
                                                          arrangements for the time
                                                          being adopted by the Company
                                                          and/or any of its
                                                          subsidiaries for the grant
                                                          or issue of shares or rights
                                                          to acquire shares of the
                                                          Company.

Peace Mark           304       BMG6957A2098   23-Aug-07   (6.B) Authorize the           Issuer       Voted      For          For
  (Holdings) Ltd.                                         Directors of the Company to                           Proposal
                                                          purchase shares of the
                                                          Company on the Stock
                                                          Exchange of Hong Kong
                                                          Limited or any other stock
                                                          exchange on which the shares
                                                          of the Company may be listed
                                                          and recognized by the
                                                          Securities and Futures
                                                          Commission and the Stock
                                                          Exchange, subject to and in
                                                          accordance with all
                                                          applicable laws and with the
                                                          provisions of the Rules
                                                          Governing of the Listing of
                                                          Securities on the amount of
                                                          the issued share capital of
                                                          the Company.

Peace Mark           304       BMG6957A2098   23-Aug-07   (7) Approve, conditional      Issuer       Voted      For          For
  (Holdings) Ltd.                                         upon the passing of                                   Proposal
                                                          Resolutions 6.A and 6.B, to
                                                          extend the general mandate
                                                          granted to the Directors of
                                                          the Company to allot, issue
                                                          and deal with the new shares
                                                          pursuant to Resolution 6.A,
                                                          by an amount representing
                                                          the aggregate nominal amount
                                                          of the share capital
                                                          repurchased pursuant to
                                                          Resolution 6.B, provided
                                                          that such amount does not
                                                          exceed 10% of the aggregate
                                                          nominal amount of the issued
                                                          share capital of the Company
                                                          at the date of passing this
                                                          resolution.

Peace Mark           304       BMG6957A2098   23-Aug-07   (8) Approve, subject to and   Issuer       Voted      For          For
  (Holdings) Ltd.                                         conditional upon the Listing                          Proposal
                                                          Committee of The Stock
                                                          Exchange of Hong Kong
                                                          Limited granting the listing
                                                          of, and permission to deal
                                                          in such number of shares of
                                                          the Company which may fall
                                                          to be allotted and issued
                                                          pursuant to the exercise of
                                                          the options which may be
                                                          granted under the Share
                                                          Option Scheme adopted by the
                                                          Company on 24 JAN 2002,
                                                          representing 10% of the
                                                          issued share capital of the
                                                          Company as at the day on
                                                          which this resolution is
                                                          passed, pursuant to Clause
                                                          10.02 of the Share Option
                                                          Scheme: to refresh the 10%
                                                          mandate under the Share
                                                          Option Scheme provided that
                                                          the total number of shares
                                                          of the Company which may be
                                                          allotted and issued upon the
                                                          exercise of all options to
                                                          be granted under the Share
                                                          Option Scheme and any other
                                                          share option schemes of the
                                                          Company under the limit as
                                                          refreshed hereby shall not
                                                          exceed 10% of the issued
                                                          capital of the company as at
                                                          the day on which this
                                                          resolution is passed; and
                                                          authorize the Directors of
                                                          the Company or a duly
                                                          authorized Committee, at
                                                          their absolute discretion,
                                                          to grant options to
                                                          subscribe for shares of the
                                                          Company within the Refreshed
                                                          Scheme Mandate in accordance
                                                          with the rules of the Share
                                                          Option Scheme, and to allot,
                                                          issue and deal with shares
                                                          pursuant to the exercise of
                                                          options granted under the
                                                          Share Option Scheme within
                                                          the Refreshed Scheme
                                                          Mandate.

IJM Corporation      IJMS      MYL3336OO004   29-Aug-07   (1) Receive the audited       Issuer       Voted      For          For
  BHD (AGM)                                               financial statements for the                          Proposal
                                                          YE 31 MAR 2007 together with
                                                          the reports of the Directors
                                                          and the Auditors thereon.

IJM Corporation      IJMS      MYL3336OO004   29-Aug-07   (2) Elect Tan Sri Dato Haji   Issuer       Voted      For          For
  BHD (AGM)                                               Murad Bin Mohammed Noor as a                          Proposal
                                                          Director, who retires.

IJM Corporation      IJMS      MYL3336OO004   29-Aug-07   (3) Elect Dato Tan Boon Seng  Issuer       Voted      For          For
  BHD (AGM)                                               alias Krishnan as a                                   Proposal
                                                          Director, who retires.

IJM Corporation      IJMS      MYL3336OO004   29-Aug-07   (4) Elect Dato Goh Chye Koon  Issuer       Voted      For          For
  BHD (AGM)                                               as a Director, who retires.                           Proposal

IJM Corporation      IJMS      MYL3336OO004   29-Aug-07   (5) Elect Tan Sri Abdul       Issuer       Voted      For          For
  BHD (AGM)                                               Halim bin Ali as Director,                            Proposal
                                                          who retires.

IJM Corporation      IJMS      MYL3336OO004   29-Aug-07   (6) Elect A.K. Feizal Ali as  Issuer       Voted      For          For
  BHD (AGM)                                               a Director, who retires.                              Proposal

IJM Corporation      IJMS      MYL3336OO004   29-Aug-07   (7) Elect Datuk Lee Teck      Issuer       Voted      For          For
  BHD (AGM)                                               Yuen as a Director, who                               Proposal
                                                          retires.

IJM Corporation      IJMS      MYL3336OO004   29-Aug-07   (8) Elect Dato David          Issuer       Voted      For          For
  BHD (AGM)                                               Frederick Wilson as a                                 Proposal
                                                          Director, who retires.

IJM Corporation      IJMS      MYL3336OO004   29-Aug-07   (9) Re-appoint                Issuer       Voted      For          For
  BHD (AGM)                                               PricewaterhouseCoopers as                             Proposal
                                                          the Auditors and authorize
                                                          the Directors to fix their
                                                          remuneration.

IJM Corporation      IJMS      MYL3336OO004   29-Aug-07   (10) Approve that the         Issuer       Voted      For          For
  BHD (AGM)                                               Directors' fees of MYR                                Proposal
                                                          220,875 for the YE 31 MAR
                                                          2007 be divided amongst the
                                                          Directors in such manner as
                                                          they may determine.

IJM Corporation      IJMS      MYL3336OO004   29-Aug-07   (11) Authorize the            Issuer       Voted      For          For
  BHD (AGM)                                               Directors, pursuant to                                Proposal
                                                          Section 132D of the
                                                          Companies Act 1965, to allot
                                                          and issue not more than 10%
                                                          of the issued share capital
                                                          of the Company at any time
                                                          up on such terms and
                                                          conditions and for such
                                                          purposes as the Directors in
                                                          their absolute discretion
                                                          deem fit or in pursuance of
                                                          offers, agreements or
                                                          options to be made or
                                                          granted by the Directors
                                                          while this approval is in
                                                          force and to make or grant
                                                          offers, agreements or
                                                          options which would or might
                                                          require shares to be issued
                                                          after the expiration of the
                                                          approval hereof.

IJM Corporation      IJMS      MYL3336OO004   29-Aug-07   (1) Authorize the Directors   Issuer       Voted      For          For
  BHD (EGM)                                               to purchase the ordinary                              Proposal
                                                          shares of MYR 1 each on the
                                                          market of the Bursa Malaysia
                                                          Securities Berhad at any
                                                          time upon such terms and
                                                          conditions as the Directors
                                                          in their absolute discretion
                                                          deem fit provided that: i)
                                                          the aggregate number of
                                                          shares purchased does not
                                                          exceed 10% of the issued
                                                          capital of the Company; ii)
                                                          the amount allocated shall
                                                          not exceed the retained
                                                          profits and share premium
                                                          account of the Company; and
                                                          iii) the shares purchased
                                                          are to be treated as
                                                          treasury shares, which may
                                                          be distributed as dividends,
                                                          resold on the Bursa
                                                          Securities and/or cancelled.

IJM Corporation      IJMS      MYL3336OO004  29-Aug-07    (2) Authorize the Directors   Issuer       Voted      For          For
  BHD (EGM)                                               to enter into and give                                Proposal
                                                          effect to specified
                                                          recurrent transactions of a
                                                          revenue or trading nature
                                                          with specified classes of
                                                          related parties which are
                                                          necessary for the Group's
                                                          day to day operations in the
                                                          ordinary course of business
                                                          on terms not more favorable
                                                          to the Related Parties than
                                                          those generally available to
                                                          the public and not
                                                          detrimental to minority
                                                          shareholders of the Company
                                                          and that the aggregate value
                                                          of the recurrent
                                                          transactions made during a
                                                          FY will be disclosed in the
                                                          company's annual report in
                                                          accordance with the Listing
                                                          Requirements of Bursa
                                                          Malaysia Securities Berhad.

IJM Corporation      IJMS      MYL3336OO004   29-Aug-07   (3) Authorize the Directors   Issuer       Voted      For          For
  BHD (EGM)                                               to enter into and give                                Proposal
                                                          effect to specified
                                                          recurrent transactions of a
                                                          revenue or trading nature
                                                          with specified classes of
                                                          Related Parties which are
                                                          necessary for the Group's
                                                          day to day operations in the
                                                          ordinary course of business
                                                          on terms not more favorable
                                                          to the Related Parties than
                                                          those generally available to
                                                          the public and not
                                                          detrimental to minority
                                                          shareholders of the Company
                                                          and that the aggregate value
                                                          of the recurrent
                                                          transactions made during a
                                                          FY will be disclosed in the
                                                          Company's annual report in
                                                          accordance with the Listing
                                                          Requirements of Bursa
                                                          Malaysia Securities Behad.

IJM Corporation      IJMS      MYL3336OO004   29-Aug-07   (S.4) Amend the Articles of   Issuer       Voted      Abstain      For
                                                          Association as specified and
                                                          adopt the new Articles of
                                                          Association in substitution
                                                          for and to supersede all the
                                                          existing Articles of
                                                          Association of the Company.

Draka Holding NV     DRAKA     NL0000347813   30-Aug-07   (1) Opening.                  Issuer       N/A        N/A          N/A

Draka Holding NV     DRAKA     NL0000347813   30-Aug-07   (2) Appoint S.D. Lyons as a   Issuer       Voted      For          For
                                                          Member of the Management                              Proposal
                                                          Board as per 01 SEP 2007.

Draka Holding NV     DRAKA     NL0000347813   30-Aug-07   (3) Questions.                Issuer       N/A        N/A          N/A

Draka Holding NV     DRAKA     NL0000347813   30-Aug-07   (4) Closure                   Issuer       N/A        N/A          N/A

RexCapital           555       BMG755491245   7-Sep-07    (1) Approve the ratify the    Issuer       Voted      For          For
  Financial                                               Sale and Purchase Agreement                           Proposal
  Holdings Ltd.                                           dated 18 JUL 2007 entered
                                                          into among Genius Nation
                                                          Limited, a wholly-owned
                                                          subsidiary of the Company,
                                                          Cityhorizon International
                                                          Limited and Xiong Wei and
                                                          Wang Xianbo in relation to
                                                          the acquisition of the
                                                          entire issued share capital
                                                          of Gentleigh International
                                                          Limited by Genius Nation
                                                          Limited from Cityhorizon
                                                          International Limited and
                                                          the transactions
                                                          contemplated therein and
                                                          authorize the Directors of
                                                          the Company to do all such
                                                          further acts and things and
                                                          execute further documents
                                                          and take all steps which may
                                                          be in their opinion
                                                          necessary, desirable or
                                                          expedient to implement
                                                          and/or give effect to the
                                                          terms of the Gentleigh Share
                                                          Transfer Contract and the
                                                          transactions contemplated
                                                          thereunder.

RexCapital           555       BMG755491245   7-Sep-07    (2) Approve and ratify the    Issuer       Voted      For          For
  Financial                                               Sale and Purchase Agreement                           Proposal
  Holdings Ltd.                                           dated 18 JUL 2007 entered
                                                          into among the Company,
                                                          Genius Nation Limited,
                                                          Scientific Games Luxembourg
                                                          Holdings and Scientific
                                                          Games Corporation in
                                                          relation to the disposal of
                                                          the 50% interest in the
                                                          issued share capital of the
                                                          Happy Sum Technologies Ltd.
                                                          by Genius Nation Limited to
                                                          Scientific Games Luxembourg
                                                          Holdings and the
                                                          transactions contemplated
                                                          therein and authorize the
                                                          Directors of the Company to
                                                          do all such further acts and
                                                          things and execute further
                                                          documents and take all steps
                                                          which may be in their
                                                          opinion necessary, desirable
                                                          or expedient to implement
                                                          and/or give effect to the
                                                          terms of the Happy Sun Sale
                                                          and Purchase Agreement and
                                                          the transactions
                                                          contemplated thereunder.

Kappahl Holding AB   KAHL      SE0001630880   17-Sep-07   (1) Opening of the meeting.   Issuer       Voted      For          For

Kappahl Holding AB   KAHL      SE0001630880   17-Sep-07   (2) Elect Finn Johnsson as a  Issuer       Voted      For          For
                                                          Chairperson to preside over                           Proposal
                                                          the meeting.

Kappahl Holding AB   KAHL      SE0001630880   17-Sep-07   (3) Approve the voting list.  Issuer       Voted      For          For

Kappahl Holding AB   KAHL      SE0001630880   17-Sep-07   (4) Approve the agenda.       Issuer       Voted      For          For
                                                                                                                Proposal

Kappahl Holding AB   KAHL      SE0001630880   17-Sep-07   (5) Elect 1 or 2 persons to   Issuer       Voted      For          For
                                                          verify the minutes and                                Proposal
                                                          scrutiners.

Kappahl Holding AB   KAHL      SE0001630880   17-Sep-07   (6) Approve whether the       Issuer       Voted      For          For
                                                          meeting has been duly                                 Proposal
                                                          convened.

Kappahl Holding AB   KAHL      SE0001630880   17-Sep-07   (7) Authorize the Board to    Issuer       Voted      For          For
                                                          issue shares or                                       Proposal
                                                          convertibles; the proceeds
                                                          from the issue decided with
                                                          the support of this
                                                          authorization will be used
                                                          to repay part of the loans
                                                          the Company will take on
                                                          completion of the Company's
                                                          public offer on 13 AUG 2007
                                                          for the acquisition of all
                                                          shares in AB Lindex, prior
                                                          to the next AGM.

Kappahl Holding AB   KAHL      SE0001630880   17-Sep-07   (8) Other business.           Issuer       N/A        N/A          N/A

Kappahl Holding AB   KAHL      SE0001630880   17-Sep-07   (9) Closing of the meeting.   Issuer       Voted      For          For
                                                                                                                Proposal

Topdanmark A/S,      TOP       DK0010259530   17-Sep-07   (1.A) Approve: that the       Issuer       Voted      For          For
  Ballerup                                                share capital be reduced by                           Proposal
                                                          820,900 of own shares with a
                                                          total nominal value of DKK
                                                          8,209,000; that shares be
                                                          cancelled; that the value of
                                                          the reduction in share
                                                          capital be DKK 9,831,6889
                                                          per DKK 100 share; that DKK
                                                          807,083,342 be transferred
                                                          to the free reserves; and
                                                          amend, as a consequence of
                                                          the reduction, Article 3(1)
                                                          of the Articles of
                                                          Association as specified.

Topdanmark A/S,      TOP       DK0010259530   17-Sep-07   (1.B) Approve that the        Issuer       Voted      For          For
  Ballerup                                                authorization to the Board                            Proposal
                                                          of Directors to issue up to
                                                          150,000 warrants to the
                                                          Company's Board of
                                                          Management and other Senior
                                                          Executives for 2008 be
                                                          cancelled; and, in
                                                          accordance with the Section
                                                          69b of the Danish Companies
                                                          Act, be replaced by the
                                                          general meeting's adoption
                                                          of the specified general
                                                          guidelines for
                                                          performance-related pay to
                                                          the Board of Management and
                                                          other Senior Executives.

Vedior NV,           VDOR      NL0006005662   19-Sep-07   (1) Opening.                  Issuer       N/A        N/A          N/A
  Amsterdam

Vedior NV,           VDOR      NL0006005662   19-Sep-07   (2) Appoint L.W. Gunning as   Issuer       Voted      For          For
  Amsterdam                                               a Member of the Board of                              Proposal
                                                          Management.

Vedior NV,           VDOR      NL0006005662   19-Sep-07   (3) Approve to determine the  Issuer       Voted      For          For
  Amsterdam                                               language of the annual                                Proposal
                                                          accounts and the annual
                                                          report.

Vedior NV,           VDOR      NL0006005662   19-Sep-07   (4) Transact any other        Issuer       N/A        N/A          N/A
  Amsterdam                                               business.

Vedior NV,           VDOR      NL0006005662   19-Sep-07   (5) Closing.                  Issuer       N/A        N/A          N/A
  Amsterdam

Bank of Ayudhya      BAY-F     TH0023010018   26-Sep-07   (1) Approve to certify the    Issuer       Voted      For          For
  Public Co. Ltd.                                         minutes of the OGM of                                 Proposal
  Bay                                                     shareholders No. 95 held on
                                                          11 APR 2007.

Bank of Ayudhya      BAY-F     TH0023010018   26-Sep-07   (2) Approve the execution     Issuer       Voted      For          For
  Public Co. Ltd.                                         of: i) the transaction                                Proposal
  Bay                                                     relating to the purchase of
                                                          all issued shares in GE
                                                          Capital Auto Lease Plc from
                                                          General Electric Capital
                                                          Asia Investment Inc. and
                                                          other shareholders; ii) the
                                                          transaction relating to
                                                          Services Agreements with GE
                                                          Group; and iii) the
                                                          transaction relating to the
                                                          Bank's financing to GECAL.

Bank of Ayudhya      BAY-F     TH0023010018   26-Sep-07   (3) Approve the remuneration  Issuer       Voted      For          For
  Public Co. Ltd.                                         of the nomination and the                             Proposal
  Bay                                                     Remuneration Committee.

Bank of Ayudhya      BAY-F     TH0023010018   26-Sep-07   (4) Acknowledge the sale of   Issuer       Voted      For          For
  Public Co. Ltd.                                         ordinary shares obtained                              Proposal
  Bay                                                     from the debt restructuring.

Bank of Ayudhya      BAY-F     TH0023010018   26-Sep-07   (5) Transact any other        Issuer       Voted      For          Abstain
  Public Co. Ltd.                                         business.                                             Proposal
  Bay

Gamuda BHD           GAMU      MYL5398OO002   3-Oct-07    (S.1) Approve, subject to     Issuer       Voted      For          For
                                                          the passing of the Ordinary                           Proposal
                                                          Resolution, to increase the
                                                          authorized share capital of
                                                          the Company from MYR 2
                                                          billion comprising 2 billion
                                                          Gamuda Shares to MYR 3
                                                          billion comprising 3 billion
                                                          Gamuda Shares by the
                                                          creation of an additional 1
                                                          billion Gamuda Shares and in
                                                          consequence thereof, amend
                                                          the Capital Clause in the
                                                          Memorandum of Association of
                                                          the Company accordingly.

Gamuda BHD           GAMU      MYL5398OO002   3-Oct-07    (O.1) Authorize the           Issuer       Voted      For          For
                                                          Directors of Gamuda, subject                          Proposal
                                                          to the approval of Bursa
                                                          Malaysia Securities Berhad
                                                          for the listing of and
                                                          quotation for the bonus
                                                          shares and other relevant
                                                          authorities, to capitalize a
                                                          total sum of up to MYR
                                                          1,028,241,674 from the share
                                                          premium and retained profits
                                                          of the Company based on the
                                                          management accounts of the
                                                          Company as at 30 APR 2007,
                                                          and that the same be applied
                                                          in making payment in full at
                                                          par for up to 1,028,241,674
                                                          bonus shares to be issued
                                                          and allotted to all
                                                          shareholders of the Company
                                                          whose names appear in the
                                                          record of Depositors of the
                                                          Company at the close of
                                                          business on a date to be
                                                          determined later by the
                                                          Board of Directors of Gamuda
                                                          on the basis of 1 bonus
                                                          share for every existing
                                                          Gamuda Share held by the
                                                          shareholders of the Company
                                                          on the Entitlement Date;
                                                          such bonus shares shall,
                                                          upon issuance and allotment,
                                                          rank equally in all respects
                                                          with the existing Gamuda
                                                          Shares; the bonus shares be
                                                          listed on the Main Board of
                                                          Bursa Securities; and a) to
                                                          deal with any fractional
                                                          entitlement and fraction of
                                                          a bonus share that may arise
                                                          from the proposed Bonus
                                                          Issue in such a manner as
                                                          they shall in their absolute
                                                          discretion deem fit and in
                                                          the interest of the Company;
                                                          b) to do all acts, deeds and
                                                          things and to execute, sign,
                                                          deliver and cause to be
                                                          delivered on behalf of the
                                                          company all such documents
                                                          and/or agreements as may be
                                                          necessary to give effect to
                                                          and complete the proposed
                                                          Bonus Issue; c) to assent to
                                                          any condition, modification,
                                                          variation and/or amendment
                                                          to the terms of the proposed
                                                          Bonus Issue as may be
                                                          required by any of the
                                                          relevant authorities or in
                                                          such manner as the Directors
                                                          may in their discretion deem
                                                          fit for the benefit of the
                                                          company; and d) to take all
                                                          steps as they consider
                                                          necessary in connection with
                                                          the proposed Bonus Issue.

DaimlerChrysler AG,  DCX       DE000710000    4-Oct-07    (1) Amendment to the          Issuer       Voted      For          For
  Stuttgart                                               Articles of Association in                            Proposal
                                                          respect of the Company's
                                                          name being changed to
                                                          Daimler AG.

Turkiye Garanti      GARAN     TRAGARAN91N1   4-Oct-07    (1) Opening of the assembly   Issuer       Voted      For          For
  Bankasi AS,                                             and elect the Chairmanship.                           Proposal
  Istanbul

Turkiye Garanti      GARAN     TRAGARAN91N1   4-Oct-07    (2) Authorize the             Issuer       Voted      For          For
  Bankasi AS,                                             Chairmanship to sign the                              Proposal
  Istanbul                                                minutes of the assembly.

Turkiye Garanti      GARAN     TRAGARAN91N1   4-Oct-07    (3) Amend the Articles 38     Issuer       Voted      Abstain      For
  Bankasi AS,                                             and 45 of the Articles of
  Istanbul                                                Association as specified.

IG Group Holdings    IGG       GB00B06QFB75   8-Oct-07    (1) Receive the accounts for  Issuer       Voted      For          For
  PLC, London                                             the YE 31 MAY 2007 together                           Proposal
                                                          with the Directors' report
                                                          and the Auditors' report on
                                                          those accounts and the
                                                          auditable part of the
                                                          remuneration report.

IG Group Holdings    IGG       GB00B06QFB75   8-Oct-07    (2) Re-elect Timothy Howkins  Issuer       Voted      For          For
  PLC, London                                             as a Director.                                        Proposal

IG Group Holdings    IGG       GB00B06QFB75   8-Oct-07    (3) Re-elect Peter            Issuer       Voted      For          For
  PLC, London                                             Hetherington as a Director.                           Proposal

IG Group Holdings    IGG       GB00B06QFB75   8-Oct-07    (4) Re-elect Andrew MacKay    Issuer       Voted      For          For
  PLC, London                                             as a Director.                                        Proposal

IG Group Holdings    IGG       GB00B06QFB75   8-Oct-07    (5) Re-elect Robert Lucas as  Issuer       Voted      For          For
  PLC, London                                             a Director.                                           Proposal

IG Group Holdings    IGG       GB00B06QFB75   8-Oct-07    (6) Elect Steve Clutton as a  Issuer       Voted      For          For
  PLC, London                                             Director.                                             Proposal

IG Group Holdings    IGG       GB00B06QFB75   8-Oct-07    (7) Declare a final dividend  Issuer       Voted      For          For
  PLC, London                                             for the YE 31 MAY 2007 in                             Proposal
                                                          the amount of 6.5 pence per
                                                          share.

IG Group Holdings    IGG       GB00B06QFB75   8-Oct-07    (8) Re-appoint Ernst &        Issuer       Voted      For          For
  PLC, London                                             Young as the Auditors to                              Proposal
                                                          the Company to hold office
                                                          until the conclusion of
                                                          the next AGM.

IG Group Holdings    IGG       GB00B06QFB75   8-Oct-07    (9) Authorize the             Issuer       Voted      For          For
  PLC, London                                             Directors to fix the                                  Proposal
                                                          Auditors' remuneration.

IG Group Holdings    IGG       GB00B06QFB75   8-Oct-07    (10) Approve the              Issuer       Voted      For          For
  PLC, London                                             Directors' remuneration                               Proposal
                                                          report for the YE 31 MAY
                                                          2007.

IG Group Holdings    IGG       GB00B06QFB75   8-Oct-07    (11) Approve to renew the     Issuer       Voted      For          For
  PLC, London                                             authority conferred on the                            Proposal
                                                          Directors by Article 9 of
                                                          the Company's Articles of
                                                          Association for the period
                                                          ending the earlier on the
                                                          date of the AGM in 2008 or
                                                          on 31 DEC 2008 and for
                                                          such period the Section 80
                                                          amount shall be GBP 5,458;
                                                          and the authorities
                                                          pursuant to Section 80 of
                                                          the Companies Act 1985, in
                                                          substitution for all
                                                          previous authorities and
                                                          without prejudice to any
                                                          allotment of securities
                                                          prior to the date of the
                                                          resolution.

IG Group Holdings    IGG       GB00B06QFB75   8-Oct-07    (S.12) Authorize the          Issuer       Voted      For          For
  PLC, London                                             Company, pursuant to                                  Proposal
                                                          Section 166 of the Act, to
                                                          make market purchases of
                                                          up to 32,750,095 ordinary
                                                          shares of 0.005 pence each
                                                          in the capital of the
                                                          Company, at a minimum
                                                          price of 0.005 pence and
                                                          not more than 105% of the
                                                          average of the closing
                                                          price for an ordinary
                                                          share derived from the
                                                          Official List maintained
                                                          by the UK Listing
                                                          Authority for the 5
                                                          business days immediately
                                                          preceding the day on which
                                                          the ordinary share is
                                                          contracted to be
                                                          purchased; the Company,
                                                          before the expiry, may
                                                          make a contract to
                                                          purchase ordinary shares
                                                          which will or may be
                                                          executed wholly or partly
                                                          after such expiry.

IG Group Holdings    IGG       GB00B06QFB75   8-Oct-07    (S.13) Authorize the          Issuer       Voted      For          For
  PLC, London                                             Directors, pursuant to                                Proposal
                                                          Section 95 of the Act, to
                                                          allot equity securities
                                                          for cash pursuant to the
                                                          general authority to allot
                                                          relevant securities
                                                          conferred by Resolution
                                                          11, disapplying the
                                                          statutory pre-emption
                                                          rights, provided that this
                                                          power is limited to the
                                                          allotment of equity
                                                          securities: a) in
                                                          connection with a rights
                                                          issue in favor of ordinary
                                                          shareholders; b) up to an
                                                          aggregate nominal amount
                                                          of GBP 818; and the
                                                          Directors may allot equity
                                                          securities after the
                                                          expiry of this authority
                                                          in pursuance of such an
                                                          offer of an agreement made
                                                          prior to such expiry.

IG Group Holdings    IGG       GB00B06QFB75   8-Oct-07    (S.14) Authorize the          Issuer       Voted      For          For
  PLC, London                                             Company to take advantage                             Proposal
                                                          of the new rules conferred
                                                          by the Companies Act 2006
                                                          to allow companies to make
                                                          increased use of
                                                          electronic communications
                                                          with their shareholders
                                                          and make amendments to the
                                                          Articles of Association to
                                                          reflect this.

IG Group Holdings    IGG       GB00B06QFB75   8-Oct-07    (S.15) Authorize the          Issuer       Voted      For          For
  PLC, London                                             Company to make amendments                            Proposal
                                                          to the Company's Articles
                                                          of Association to, in
                                                          addition to the changes
                                                          set out in Resolution S.14
                                                          above, reflect certain
                                                          other provisions of the
                                                          new Companies Act 2006 and
                                                          to update statutory
                                                          references.




Intralot Sa-         INLOT     GRS343313003   12-Oct-07   (1) Approve the share         Issuer       Voted      For          For
  Integrated IT                                           capital increase by                                   Proposal
  Systems & Lottery                                       capitalization of reserves
  SE                                                      including the balance of
                                                          the previous FY carried
                                                          forward and increase of
                                                          the par value of the
                                                          Company's shares.

Intralot Sa-         INLOT     GRS343313003   12-Oct-07   (2) Approve the issuance      Issuer       Voted      For          For
  Integrated IT                                           of new bonus shares in                                Proposal
  Systems & Lottery                                       favor of the old
  SE                                                      shareholders [pro rata],
                                                          following the increase of
                                                          the total number of the
                                                          Company's shares due to a
                                                          par value decrease.

Intralot Sa-         INLOT     GRS343313003   12-Oct-07   (3) Amend Article 5 of the    Issuer       Voted      For          For
  Integrated IT                                           Company's Article of                                  Proposal
  Systems & Lottery                                       Association regarding the
  SE                                                      share capital.

Intralot Sa-         INLOT     GRS343313003   12-Oct-07   (4) Authorize the Board of    Issuer       Voted      For          For
  Integrated IT                                           Directors for the                                     Proposal
  Systems & Lottery                                       settlement of all the
  SE                                                      details and technical
                                                          issues that may arise due
                                                          to the above share capital
                                                          increase, the par value
                                                          decrease, the issuance of
                                                          the new shares and the
                                                          settlement of deriving
                                                          fractions.

Intralot Sa-         INLOT     GRS343313003   12-Oct-07   (5) Approve to determine      Issuer       Voted      For          For
  Integrated IT                                           the total number of shares                            Proposal
  Systems & Lottery                                       to be disposed through the
  SE                                                      Stock Option Plan II [as
                                                          approved by the
                                                          shareholders' general
                                                          meeting held on 04 MAY 07
                                                          and 22 SEP 07 and is in
                                                          force] for the persons
                                                          mentioned in Article 13 of
                                                          the Codified Law 2190/1920
                                                          as modified and being
                                                          currently valid and
                                                          authorize the Board of
                                                          Directors for the
                                                          settlement of all relevant
                                                          details.

Intralot Sa-         INLOT     GRS343313003   12-Oct-07   (6) Approve the               Issuer       Voted      For          For
  Integrated IT                                           acquisition of the                                    Proposal
  Systems & Lottery                                       Company's own shares
  SE                                                      according to the decision
                                                          of the O.G.M. of the
                                                          shareholders held on 04
                                                          MAY 07.

Intralot Sa-         INLOT     GRS343313003   12-Oct-07   (7) Various issues and        Issuer       Voted      For          For
  Integrated IT                                           announcements.                                        Proposal
  Systems & Lottery
  SE

Diageo PLC           DEO       GB0002376006   16-Oct-07   (1) Receive the Directors'    Issuer       Voted      For          For
                                                          and the Auditors' reports                             Proposal
                                                          and the accounts for the
                                                          YE 30 JUN 2007.

Diageo PLC           DEO       GB0002376006   16-Oct-07   (2) Approve the Directors'    Issuer       Voted      For          For
                                                          remuneration report for                               Proposal
                                                          the YE 30 JUN 2007.

Diageo PLC           DEO       GB0002376006   16-Oct-07   (3) Declare a final           Issuer       Voted      For          For
                                                          dividend on the ordinary                              Proposal
                                                          shares.

Diageo PLC           DEO       GB0002376006   16-Oct-07   (4) Re-elect Maria Lilja      Issuer       Voted      For          For
                                                          as a Director.                                        Proposal

Diageo PLC           DEO       GB0002376006   16-Oct-07   (5) Re-elect Nick C. Rose     Issuer       Voted      For          For
                                                          as a Director.                                        Proposal

Diageo PLC           DEO       GB0002376006   16-Oct-07   (6) Re-elect Paul A.          Issuer       Voted      For          For
                                                          Walker as a Director.                                 Proposal

Diageo PLC           DEO       GB0002376006   16-Oct-07   (7) Re-appoint KPMG Audit     Issuer       Voted      For          For
                                                          Plc as the Auditor of the                             Proposal
                                                          Company until the
                                                          conclusion of the next AGM
                                                          at which the accounts are
                                                          laid before the Company
                                                          and authorize the
                                                          Directors to determine the
                                                          Auditor's remuneration.

Diageo PLC           DEO       GB0002376006   16-Oct-07   (8) Authorize the             Issuer       Voted      For          For
                                                          Directors, in substitution                            Proposal
                                                          for all other such
                                                          authorities, to any issue
                                                          of relevant securities
                                                          [Section 80 of the
                                                          Companies Act 1985 (as
                                                          amended) made (or offered
                                                          or agreed to be made)
                                                          pursuant to such
                                                          authorities prior to this
                                                          resolution being passed,
                                                          to allot relevant
                                                          securities up to an
                                                          aggregate nominal amount
                                                          of GBP 253,783,000 for the
                                                          purposes and on the terms
                                                          of the Article 10(B) of
                                                          the Company's Articles of
                                                          Association; [Authority
                                                          expires the earlier of the
                                                          conclusion of the next AGM
                                                          of the Company or 15 JAN
                                                          2009]; and the Directors
                                                          may allot relevant
                                                          securities after the
                                                          expiry of this authority
                                                          in pursuance of such an
                                                          offer or agreement made
                                                          prior to such expiry.

Diageo PLC           DEO       GB0002376006   16-Oct-07   (S.9) Authorize the           Issuer       Voted      For          For
                                                          Directors, for the                                    Proposal
                                                          purposes and on the terms
                                                          of Article 10(C) of the
                                                          Company's Articles of
                                                          Association, pursuant to
                                                          Section 95 of the
                                                          Companies Act 1985 [as
                                                          amended], to allot equity
                                                          securities [Section 94 of
                                                          that Act] for cash
                                                          pursuant to the authority
                                                          conferred by the
                                                          Resolution 8 and/or where
                                                          such allotment constitutes
                                                          an allotment of equity
                                                          securities by virtue of
                                                          Section 94(3A) of that
                                                          Act, disapplying Section
                                                          89(1) of that Act,
                                                          provided that this power
                                                          is limited to the
                                                          allotment of equity
                                                          securities; [Authority
                                                          expires the earlier of the
                                                          conclusion of the next AGM
                                                          of the Company or on 15
                                                          JAN 2009]; and the
                                                          Directors may so allot in
                                                          accordance with Article
                                                          10(C)(iii) [the Section 95
                                                          prescribed amount referred
                                                          to in Article 10(C)(iii)
                                                          shall be GBP 38,067,000.

Diageo PLC           DEO       GB0002376006   16-Oct-07   (S.10) Authorize the          Issuer       Voted      For          For
                                                          Company for the purposes                              Proposal
                                                          of Section 166 of the
                                                          Companies Act 1985 [as
                                                          amended] to make market
                                                          purchases [Section 163 of
                                                          that Act] of up to
                                                          263,122,000 of its
                                                          ordinary shares of 28
                                                          101/108 pence each, at a
                                                          minimum price of 28
                                                          101/108 pence and the
                                                          maximum price which may be
                                                          paid is an amount equal to
                                                          105% of the average middle
                                                          market quotations for an
                                                          ordinary shares as derived
                                                          from the London Stock
                                                          Exchange Daily Official
                                                          List, over the previous 5
                                                          business days; [Authority
                                                          expires the earlier of the
                                                          conclusion of the next AGM
                                                          or on 15 JAN 2009]; the
                                                          Company, before the
                                                          expiry, may make a
                                                          contract to purchase
                                                          ordinary shares which will
                                                          or may be executed wholly
                                                          or partly after such
                                                          expiry.

Diageo PLC           DEO       GB0002376006   16-Oct-07   (11) Authorize the Company    Issuer       Voted      For          For
                                                          and all Companies at any                              Proposal
                                                          time during the period for
                                                          which this resolution has
                                                          effect subsidiaries of the
                                                          Company, in accordance
                                                          with Section 366 of the
                                                          Companies Act 2006 [the
                                                          Act] to make political
                                                          donations [Section 364 of
                                                          that Act] not exceeding
                                                          GBP 200,000 in total and
                                                          to political parties
                                                          [Section 363 of the Act]
                                                          not exceeding GBP 200,000
                                                          in total during the
                                                          beginning with the date of
                                                          passing of this resolution
                                                          and ending at the end of
                                                          the next AGM of the
                                                          Company or on 15 JAN 2009;
                                                          and approve the aggregate
                                                          amount of political
                                                          donations and political
                                                          expenditure made and
                                                          incurred by the Company
                                                          and its subsidiaries
                                                          pursuant to this
                                                          resolution shall not
                                                          exceed GBP 200,000.

Diageo PLC           DEO       GB0002376006   16-Oct-07   (12) Approve and adopt the    Issuer       Voted      For          For
                                                          Diageo Plc 2007 United                                Proposal
                                                          States Employee Stock
                                                          Purchase Plan, as
                                                          specified; and authorize
                                                          the Board to do all acts
                                                          and things which it may
                                                          consider necessary or
                                                          desirable to carry the
                                                          same into effect and to
                                                          make such changes as it
                                                          may consider appropriate
                                                          for that purpose,
                                                          including making any
                                                          changes required under the
                                                          United States Internal
                                                          Revenue Code of 1986, as
                                                          amended.

Diageo PLC           DEO       GB0002376006   16-Oct-07   (S.13) Amend the Articles     Issuer       Voted      For          For
                                                          of Association as                                     Proposal
                                                          specified.

BHP Billiton Plc     BHP       GB0000566504   25-Oct-07   (1) Receive the financial     Issuer       Voted      For          For
                                                          statements for BHP                                    Proposal
                                                          Billiton Plc for the YE 30
                                                          JUN 2007, together with
                                                          the Directors' report and
                                                          the Auditor's report as
                                                          set out in the annual
                                                          report.

BHP Billiton Plc     BHP       GB0000566504   25-Oct-07   (2) Receive the financial     Issuer       Voted      For          For
                                                          statements for BHP                                    Proposal
                                                          Billiton Limited for the
                                                          YE 30 JUN 2007, together
                                                          with the Directors' report
                                                          and the Auditor's report
                                                          as set out in the annual
                                                          report.

BHP Billiton Plc     BHP       GB0000566504   25-Oct-07   (3) Re-elect David A.         Issuer       Voted      For          For
                                                          Crawford as a Director of                             Proposal
                                                          BHP Billiton Plc.

BHP Billiton Plc     BHP       GB0000566504   25-Oct-07   (4) Re-elect David A.         Issuer       Voted      For          For
                                                          Crawford as a Director of                             Proposal
                                                          BHP Billiton Limited.

BHP Billiton Plc     BHP       GB0000566504   25-Oct-07   (5) Re-elect Don R. Argus     Issuer       Voted      For          For
                                                          as a Director of BHP                                  Proposal
                                                          Billiton Plc.

BHP Billiton Plc     BHP       GB0000566504   25-Oct-07   (6) Re-elect Don R. Argus     Issuer       Voted      For          For
                                                          as a Director of BHP                                  Proposal
                                                          Billiton Limited.

BHP Billiton Plc     BHP       GB0000566504   25-Oct-07   (7) Re-elect Carlos A.S.      Issuer       Voted      For          For
                                                          Cordeiro as a Director of                             Proposal
                                                          BHP Billiton Plc who
                                                          retires by rotation.

BHP Billiton Plc     BHP       GB0000566504   25-Oct-07   (8) Re-elect Carlos A.S.      Issuer       Voted      For          For
                                                          Cordeiro as a Director of                             Proposal
                                                          BHP Billiton Limited who
                                                          retires by rotation.

BHP Billiton Plc     BHP       GB0000566504   25-Oct-07   (9) Re-elect Honourable E.    Issuer       Voted      For          For
                                                          Gail De Planque as a                                  Proposal
                                                          Director of BHP Billiton
                                                          Plc who retires by
                                                          rotation.

BHP Billiton Plc     BHP       GB0000566504   25-Oct-07   (10) Re-elect Honourable      Issuer       Voted      For          For
                                                          E. Gail De Planque as a                               Proposal
                                                          Director of BHP Billiton
                                                          Limited who retires by
                                                          rotation.

BHP Billiton Plc     BHP       GB0000566504   25-Oct-07   (11) Re-elect David A.L.      Issuer       Voted      For          For
                                                          Jenkins as a Director of                              Proposal
                                                          BHP Billiton Plc who
                                                          retires by rotation.

BHP Billiton Plc     BHP       GB0000566504   25-Oct-07   (12) Re-elect David A.L.      Issuer       Voted      For          For
                                                          Jenkins as a Director of                              Proposal
                                                          BHP Billiton Limited who
                                                          retires by rotation.

BHP Billiton Plc     BHP       GB0000566504   25-Oct-07   (13) Re-appoint KPMG Audit    Issuer       Voted      For          For
                                                          Plc as the Auditor of BHP                             Proposal
                                                          Billiton Plc and authorize
                                                          the Directors to agree
                                                          their remuneration.

BHP Billiton Plc     BHP       GB0000566504   25-Oct-07   (14) Approve to renew the     Issuer       Voted      For          For
                                                          authority and power to                                Proposal
                                                          allot relevant securities
                                                          conferred on the Directors
                                                          by Article 9 of BHP
                                                          Billiton Plc's Articles of
                                                          Association for the period
                                                          ending on the later of the
                                                          AGM of BHP Billiton Plc
                                                          and the AGM of BHP
                                                          Billiton Limited in 2008
                                                          and for such period the
                                                          Section 80 amount [under
                                                          the United Kingdom
                                                          Companies Act 1985] shall
                                                          be USD 278,081,499.

BHP Billiton Plc     BHP       GB0000566504   25-Oct-07   (S.15) Approve to renew       Issuer       Voted      For          For
                                                          the authority and power to                            Proposal
                                                          allot equity securities
                                                          for cash conferred on the
                                                          Directors by Article 9 of
                                                          BHP Billiton Plc's
                                                          Articles of Association
                                                          for the period ending on
                                                          the later of the AGM of
                                                          BHP Billiton Plc and the
                                                          AGM of BHP Billiton
                                                          Limited in 2008 and for
                                                          such period the Section 89
                                                          amount [under the United
                                                          Kingdom Companies Act
                                                          1985] shall be USD
                                                          58,200,632.

BHP Billiton Plc     BHP       GB0000566504   25-Oct-07   (S.16) Authorize BHP          Issuer       Voted      For          For
                                                          Billiton Plc, in                                      Proposal
                                                          accordance with Article 6
                                                          of its Articles of
                                                          Association and Section
                                                          166 of the United Kingdom
                                                          Companies Act 1985, to
                                                          make market purchases
                                                          [Section 163 of that Act]
                                                          of ordinary shares of USD
                                                          0.50 nominal value each in
                                                          the capital of BHP
                                                          Billiton Plc [shares]
                                                          provided that a) the
                                                          maximum aggregate number
                                                          of shares hereby
                                                          authorized to be purchased
                                                          be 232,802,528, being 10%
                                                          of BHP Billiton Plc's
                                                          issued capital; b) the
                                                          minimum price that may be
                                                          paid for each share is USD
                                                          0.50, being the nominal
                                                          value of such a share; c)
                                                          the maximum price that may
                                                          be paid for any share is
                                                          not more than 5% above the
                                                          average of the middle
                                                          market quotations for a
                                                          share taken from the
                                                          London Stock Exchange
                                                          Daily Official List for
                                                          the 5 business days
                                                          immediately preceding the
                                                          date of purchase of the
                                                          shares; [Authority expires
                                                          on the earlier of 25 APR
                                                          2009 and the later of the
                                                          AGM of BHP Billiton Plc
                                                          and the AGM of BHP
                                                          Billiton Limited in 2008];
                                                          BHP Billiton Plc may enter
                                                          into a contract for the
                                                          purchase of shares before
                                                          the expiry of this
                                                          authority which would or
                                                          might be completed wholly
                                                          or partly after such
                                                          expiry.

BHP Billiton Plc     BHP       GB0000566504   25-Oct-07   (S17.1) Approve to reduce     Issuer       Voted      For          For
                                                          the share capital of BHP                              Proposal
                                                          Billiton Plc by the
                                                          cancellation of all the
                                                          issued paid up shares of
                                                          USD 0.50 nominal value
                                                          each held by BHP Billiton
                                                          Limited on 31 DEC 2007.

BHP Billiton Plc     BHP       GB0000566504   25-Oct-07   (S17.2) Approve to reduce     Issuer       Voted      For          For
                                                          the share capital of BHP                              Proposal
                                                          Billiton Plc by the
                                                          cancellation of all the
                                                          issues paid up shares of
                                                          USD 0.50 nominal value
                                                          each held by BHP Billiton
                                                          Limited on 15 FEB 2008.

BHP Billiton Plc     BHP       GB0000566504   25-Oct-07   (S17.3) Approve to reduce     Issuer       Voted      For          For
                                                          the share capital of BHP                              Proposal
                                                          Billiton Plc by the
                                                          cancellation of all the
                                                          issud paid up shares of
                                                          USD 0.50 nominal value
                                                          each held by BHP Billiton
                                                          Limited on 30 APR 2008.

BHP Billiton Plc     BHP       GB0000566504   25-Oct-07   (S17.4) Approve to reduce     Issuer       Voted      For          For
                                                          the share capital of BHP                              Proposal
                                                          Billiton Plc by the
                                                          cancellation of all the
                                                          issued paid up shares of
                                                          USD 0.50 nominal value
                                                          each held by BHP Billiton
                                                          Limited on 31 MAY 2008.

BHP Billiton Plc     BHP       GB0000566504   25-Oct-07   (S17.5) Approve to reduce     Issuer       Voted      For          For
                                                          the share capital of BHP                              Proposal
                                                          Billiton Plc by the
                                                          cancellation of all the
                                                          issued paid up shares of
                                                          USD 0.50 nominal value
                                                          each held by BHP Billiton
                                                          Limited on 15 JUN 2008.

BHP Billiton Plc     BHP       GB0000566504   25-Oct-07   (S17.6) Approve to reduce     Issuer       Voted      For          For
                                                          the share capital of BHP                              Proposal
                                                          Billiton Plc by the
                                                          cancellation of all the
                                                          issued paid up shares of
                                                          USD 0.50 nominal value
                                                          each held by BHP Billiton
                                                          Limited on 31 JUL 2008.

BHP Billiton Plc     BHP       GB0000566504   25-Oct-07   (S17.7) Approve to reduce     Issuer       Voted      For          For
                                                          the share capital of BHP                              Proposal
                                                          Billiton Plc by the
                                                          cancellation of all the
                                                          issued paid up shares of
                                                          USD 0.50 nominal value
                                                          each held by BHP Billiton
                                                          Limited on 15 SEP 2008.

BHP Billiton Plc     BHP       GB0000566504   25-Oct-07   (S17.8) Approve to reduce     Issuer       Voted      For          For
                                                          the share capital of BHP                              Proposal
                                                          Billiton Plc by the
                                                          cancellation of all the
                                                          issued paid up shares of
                                                          USD 0.50 nominal value
                                                          each held by BHP Billiton
                                                          Limited on 30 NOV 2008.

BHP Billiton Plc     BHP       GB0000566504   25-Oct-07   (18) Approve the              Issuer       Voted      For          For
                                                          remuneration report for                               Proposal
                                                          the YE 30 JUN 2007.

BHP Billiton Plc     BHP       GB0000566504   25-Oct-07   (19) Approve the grant of     Issuer       Voted      For          For
                                                          deferred shares and                                   Proposal
                                                          options under the BHP
                                                          Billiton Limited Group
                                                          Incentive Scheme (GIS) and
                                                          the grant of performance
                                                          shares under the BHP
                                                          Billiton Limited Long Term
                                                          Incentive Plan (LTIP) to
                                                          the Executive Director,
                                                          Marius J. Kloppers, as
                                                          specified.

BHP Billiton Plc     BHP       GB0000566504   25-Oct-07   (20) Approve the grant of     Issuer       Voted      For          For
                                                          deferred shares and                                   Proposal
                                                          options under the BHP
                                                          Billiton Limited Group
                                                          Incentive Scheme (GIS) to
                                                          Charles W. Goodyear, as
                                                          specified.

BHP Billiton Plc     BHP       GB0000566504   25-Oct-07   (S.21) Amend the Articles     Issuer       Voted      For          For
                                                          of Association of BHP                                 Proposal
                                                          Billiton Plc by deleting
                                                          Article 82.

BHP Billiton Plc     BHP       GB0000566504   25-Oct-07   (S.22) Amend the              Issuer       Voted      For          For
                                                          Constitution of BHP                                   Proposal
                                                          Billiton Limited by
                                                          deleting Rule 82.

Transurban Group,    TCL.AX    AU000000TCL6   29-Oct-07   (1) Receive the financial     Issuer       N/A        N/A          N/A
  Melbourne VIC                                           reports, the Directors'
                                                          reports, the responsible
                                                          entity's report and the
                                                          Auditors' reports
                                                          contained within the
                                                          annual report for the YE
                                                          30 JUN 2007.

Transurban Group,    TCL.AX    AU000000TCL6   29-Oct-07   (2.A) Re-elect Goeffrey       Issuer       Voted      For          For
  Melbourne VIC                                           Cosgriff as a Director,                               Proposal
                                                          who retires in accordance
                                                          with the constitution.

Transurban Group,    TCL.AX    AU000000TCL6   29-Oct-07   (2.B) Re-elect Jeremy         Issuer       Voted      For          For
  Melbourne VIC                                           Davis as a Director, who                              Proposal
                                                          retires in accordance with
                                                          the constitution.

Transurban Group,    TCL.AX    AU000000TCL6   29-Oct-07   (2.C) Re-elect Jennifer       Issuer       Voted      For          For
  Melbourne VIC                                           Eve as a Director, who                                Proposal
                                                          retires in accordance with
                                                          the by-laws.

Transurban Group,    TCL.AX    AU000000TCL6   29-Oct-07   (3) Adopt the remuneration    Issuer       Voted      For          For
  Melbourne VIC                                           report for the FYE 30 JUN                             Proposal
                                                          2007.

Transurban Group,    TCL.AX    AU000000TCL6   29-Oct-07   (4) Appoint                   Issuer       Voted      For          For
  Melbourne VIC                                           PriceWaterhouseCoopers as                             Proposal
                                                          the Auditor of Transurban
                                                          International Limited and
                                                          authorize the Directors of
                                                          FIL to determine its
                                                          remuneration.

Transurban Group,    TCL.AX    AU000000TCL6   29-Oct-07   (5) Approve, under ASX        Issuer       Voted      For          For
  Melbourne VIC                                           Listing Rule 10.17, to                                Proposal
                                                          increase the maximum
                                                          aggregate amount available
                                                          for the remuneration of
                                                          the Non-Executive
                                                          Directors by AUD 200,000
                                                          to AUD 2.1 million per
                                                          annum, to be apportioned
                                                          by the Directors at their
                                                          discretion.

Transurban Group,    TCL.AX    AU000000TCL6   29-Oct-07   (6) Amend the by-laws of      Issuer       Voted      For          For
  Melbourne VIC                                           Transurban International                              Proposal
                                                          Limited, as specified.

Hang Lung            HLPPF     HL0101000591   5-Nov-07    (1) Receive and approve       Issuer       Voted      For          For
  PPTYS Ltd.                                              the financial statements                              Proposal
                                                          and reports of the
                                                          Directors and the Auditors
                                                          for the YE 30 JUN 2007.

Hang Lung            HLPPF     HL0101000591   5-Nov-07    (2) Declare a final           Issuer       Voted      For          For
  PPTYS Ltd.                                              dividend recommended by                               Proposal
                                                          the Directors.

Hang Lung            HLPPF     HL0101000591   5-Nov-07    (3.A) Re-elect Ronnie C.      Issuer       Voted      For          For
  PPTYS Ltd.                                              Chan as a Director.                                   Proposal

Hang Lung            HLPPF     HL0101000591   5-Nov-07    (3.B) Re-elect William        Issuer       Voted      For          For
  PPTYS Ltd.                                              P.Y. Ko as a Director.                                Proposal

Hang Lung            HLPPF     HL0101000591   5-Nov-07    (3.C) Re-elect Terry S. Ng    Issuer       Voted      For          For
  PPTYS Ltd.                                              as a Director.                                        Proposal

Hang Lung            HLPPF     HL0101000591   5-Nov-07    (3.D) Authorize the Board     Issuer       Voted      For          For
  PPTYS Ltd.                                              of Directors to fix                                   Proposal
                                                          Directors' fees.

Hang Lung            HLPPF     HL0101000591   5-Nov-07    (4) Re-appoint KPMG as the    Issuer       Voted      For          For
  PPTYS Ltd.                                              Auditors of the Company at                            Proposal
                                                          a fee to be agreed with
                                                          the Directors.

Hang Lung            HLPPF     HL0101000591   5-Nov-07    (5.A) Authorize the           Issuer       Voted      For          For
  PPTYS Ltd.                                              Directors of the Company,                             Proposal
                                                          during the relevant period
                                                          [as specified] to purchase
                                                          its shares in the capital
                                                          of the Company on The
                                                          Stock Exchange of Hong
                                                          Kong Limited [the Stock
                                                          Exchange] or on any other
                                                          stock exchange recognized
                                                          for this purpose by the
                                                          Securities and Futures
                                                          Commission and the Stock
                                                          Exchange under the Hong
                                                          Kong Code on Share
                                                          Repurchases, not exceeding
                                                          10% of the aggregate
                                                          nominal amount of the
                                                          issued share capital of
                                                          the Company at the date of
                                                          passing this resolution,
                                                          and the said approval
                                                          shall be limited
                                                          accordingly; [Authority
                                                          expires the earlier of the
                                                          conclusion of the next AGM
                                                          of the Company or the
                                                          expiration of the period
                                                          within which the next AGM
                                                          of the Company is required
                                                          by Law to be held.]

Hang Lung            HLPPF     HL0101000591   5-Nov-07    (5.B) Authorize the           Issuer       Voted      For          For
  PPTYS Ltd.                                              Directors of the Company,                             Proposal
                                                          pursuant to Section 57B of
                                                          the Companies Ordinance,
                                                          to allot, issue and deal
                                                          with additional shares in
                                                          the capital of the Company
                                                          or options, warrants or
                                                          similar rights to
                                                          subscribe for any shares
                                                          or such convertible
                                                          securities and to make or
                                                          grant offers, agreements
                                                          and options, during and
                                                          after the relevant period,
                                                          not exceeding 20% of the
                                                          aggregate nominal amount
                                                          of the share capital of
                                                          the Company in issue at
                                                          the date of passing this
                                                          resolution and if the
                                                          Directors are so
                                                          authorized by a separate
                                                          ordinary resolution of the
                                                          shareholders of the
                                                          Company set out as
                                                          Resolution No. 5.C as
                                                          specified, the nominal
                                                          amount of the share
                                                          capital of the Company
                                                          repurchased by the Company
                                                          subsequent to the passing
                                                          of this Resolution, up to
                                                          a maximum equivalent to
                                                          10% of the aggregate
                                                          nominal amount of the
                                                          share capital of the
                                                          Company in issue at the
                                                          date of passing this
                                                          Resolution, and the said
                                                          approval shall be limited
                                                          accordingly, otherwise
                                                          than pursuant to i) a
                                                          Rights Issue [as
                                                          specified]; ii) the
                                                          exercise of rights of
                                                          subscription or conversion
                                                          under the terms of any
                                                          warrants issued by the
                                                          Company or any securities
                                                          which are convertible into
                                                          shares of the Company;
                                                          iii) any option scheme or
                                                          similar arrangement for
                                                          the time being adopted for
                                                          the grant or issue of
                                                          shares or rights to
                                                          acquire shares of the
                                                          Company; or iv) any scrip
                                                          dividend or similar
                                                          arrangement providing for
                                                          the allotment of shares in
                                                          lieu of the whole or part
                                                          of a dividend on shares of
                                                          the Company in accordance
                                                          with the Articles of
                                                          Association of the
                                                          Company.

Hang Lung            HLPPF     HL0101000591   5-Nov-07    (5.C) Authorize the           Issuer       Voted      For          For
  PPTYS Ltd.                                              Directors of the Company                              Proposal
                                                          to exercise the powers of
                                                          the Company referred to in
                                                          Resolution 5.B, in respect
                                                          of the share capital of
                                                          the Company referred to in
                                                          such Resolution.

Tian An China        28        HK0028013271   9-Nov-07    (1) Approve, conditional      Issuer       Voted      For          For
  Investments Co.                                         upon [i] the Listing                                  Proposal
  Ltd., Hong Kong                                         Committee of The Stock
                                                          Exchange of Hong Kong
                                                          Limited [the "Stock
                                                          Exchange"] granting or
                                                          agreeing to grant [subject
                                                          to allotment] and not
                                                          having withdrawn or
                                                          revoked the listing of,
                                                          and permission to deal in,
                                                          the Offer Shares [as
                                                          defined below], the
                                                          Warrants [as defined
                                                          below] and the Shares
                                                          which may fall to be
                                                          issued upon the exercise
                                                          of the Warrants to be
                                                          allotted and issued to the
                                                          qualifying shareholders of
                                                          the Company pursuant to
                                                          the terms and conditions
                                                          of the Open Offer [as
                                                          defined below]; [ii] the
                                                          registration and filing of
                                                          all relevant documents
                                                          relating to the Open Offer
                                                          required by law to be
                                                          registered or filed with
                                                          the Registrar of Companies
                                                          in Hong Kong; and [iii]
                                                          the obligations of 3V
                                                          Capital Limited [the
                                                          "Underwriter"] under the
                                                          underwriting agreement
                                                          dated 25 SEP 2007 [the
                                                          "Underwriting Agreement"
                                                          including, if any, all
                                                          supplemental agreements
                                                          relating thereto] made
                                                          between the Company and
                                                          the Underwriter becoming
                                                          unconditional and the
                                                          Underwriting Agreement not
                                                          being terminated in
                                                          accordance with the terms
                                                          thereof prior to 4:00 p.m.
                                                          on the second business day
                                                          after the date which is
                                                          the latest time for
                                                          acceptance of, and payment
                                                          for, the Offer Shares [as
                                                          defined below]: the issue,
                                                          by way of an open offer,
                                                          of 225,853,983 new shares
                                                          of par value of HKD 0.20
                                                          each [the "Shares"] in the
                                                          issued share capital of
                                                          the Company [the "Open
                                                          Offer"], such 225,853,983
                                                          new Shares [the "Offer
                                                          Shares"] to be issued at a
                                                          price of HKD 6.00 per
                                                          Offer Share [the
                                                          "Subscription Price"] to
                                                          the Shareholders whose
                                                          names appear on the
                                                          register of the members of
                                                          the Company on the date by
                                                          reference to which
                                                          entitlements under the
                                                          Open Offer will be
                                                          determined [other than
                                                          those Shareholders [the
                                                          "Excluded Shareholders"]
                                                          with registered addresses
                                                          outside Hong Kong and whom
                                                          the Directors of the
                                                          Company [the "Directors"],
                                                          after making relevant
                                                          enquiry, considers their
                                                          exclusion from the Open
                                                          Offer to be necessary or
                                                          expedient on account
                                                          either of the legal
                                                          restrictions under the
                                                          laws of the relevant
                                                          jurisdiction or any
                                                          requirements of the
                                                          relevant regulatory body
                                                          or stock exchange in that
                                                          jurisdiction] in the
                                                          proportion of one Offer
                                                          Share for every five
                                                          Shares then held and
                                                          otherwise pursuant to and
                                                          in accordance with the
                                                          terms and conditions as
                                                          specified; [b] the issue
                                                          of 225,853,983 warrants
                                                          [the "Warrants"] which
                                                          entitle the holder thereto
                                                          to subscribe for Shares at
                                                          an initial price of HKD
                                                          10.00 per Share [subject
                                                          to adjustment], on the
                                                          basis of one unit of
                                                          subscription right for
                                                          every one Offer Share
                                                          taken up [the "Warrant
                                                          Issue"]; [c] the issue of
                                                          225,853,983 new Shares
                                                          which fall to be issued
                                                          upon the exercise of the
                                                          Warrants pursuant to the
                                                          Warrant Issue; [d] [i]
                                                          authorize the Directors to
                                                          allot and issue the Offer
                                                          Shares and the Warrants
                                                          pursuant to or in
                                                          connection with the Open
                                                          Offer and the Warrant
                                                          Issue notwithstanding that
                                                          the same may be offered,
                                                          allotted or issued
                                                          otherwise than pro rata to
                                                          the existing Shareholders
                                                          and, in particular, [ii]
                                                          and to make such
                                                          exclusions or other
                                                          arrangements in relation
                                                          to fractional entitlements
                                                          or Excluded Shareholders
                                                          as they may, at their
                                                          absolute discretion, deem
                                                          necessary or expedient or
                                                          appropriate; [e] approve
                                                          and ratify the
                                                          Underwriting Agreement,
                                                          and all the transactions
                                                          contemplated under the
                                                          Underwriting Agreement,
                                                          and authorize the
                                                          Directors to do such acts
                                                          and execute such other
                                                          documents with or without
                                                          amendments and affix the
                                                          common seal of the Company
                                                          thereto [if required] as
                                                          they may consider
                                                          necessary, desirable or
                                                          expedient to carry out or
                                                          give effect to or
                                                          otherwise in connection
                                                          with or in relation to the
                                                          Underwriting Agreement;
                                                          and [f] and to do all such
                                                          acts and execute such
                                                          other documents with or
                                                          without amendments and
                                                          affix the common seal of
                                                          the Company thereto [if
                                                          required] as they may
                                                          consider necessary,
                                                          desirable or expedient to
                                                          carry out or give effect
                                                          to or otherwise in
                                                          connection with or in
                                                          relation to the Open Offer
                                                          and the Warrant Issue.

Tian An China        28        HK0028013271   9-Nov-07    (2) Authorize the             Issuer       Voted      For          For
  Investments Co.                                         Directors, subject to the                             Proposal
  Ltd., Hong Kong                                         passing of the ordinary
                                                          resolution numbered 1, to
                                                          repurchase securities
                                                          [i.e. Shares or Warrants
                                                          to be issued under the
                                                          Warrants Issue] up to the
                                                          aggregate nominal amount
                                                          not exceeding 10% of the
                                                          aggregate nominal amount
                                                          of the share capital of
                                                          the Company in issue at
                                                          the date of the passing of
                                                          this Resolution as
                                                          enlarged [subject to the
                                                          completion of the Open
                                                          Offer] by the allotment
                                                          and issue of the Offer
                                                          Shares and the aggregate
                                                          nominal amount of
                                                          subscription rights
                                                          attaching to all Warrants
                                                          outstanding which may be
                                                          repurchased by the Company
                                                          pursuant to the approval
                                                          in this resolution above
                                                          shall not exceed 10% of
                                                          the aggregate nominal
                                                          amount of subscription
                                                          rights attaching to all
                                                          Warrants outstanding as at
                                                          the date of the passing of
                                                          this Resolution [subject
                                                          to the completion of the
                                                          Warrants Issue], and such
                                                          approval shall be limited
                                                          accordingly; [Authority
                                                          expires the earlier of the
                                                          conclusion of the next AGM
                                                          of the Company or the
                                                          expiration of the period
                                                          within which the next AGM
                                                          of the Company is required
                                                          by the Articles of
                                                          Association of the
                                                          Company, or any other
                                                          applicable Law to be
                                                          held.]

Tian An China        28        HK0028013271   9-Nov-07    (3) Authorize the             Issuer       Voted      For          For
  Investments Co.                                         Directors of the Company,                             Proposal
  Ltd., Hong Kong                                         subject to the passing of
                                                          the ordinary resolution
                                                          numbered 2, to allot and
                                                          issue or otherwise deal
                                                          with additional Shares or
                                                          securities convertible
                                                          into Shares, options,
                                                          warrants or similar rights
                                                          to subscribe for any
                                                          Shares, and to make or
                                                          grant offers, agreements
                                                          and options which might
                                                          require the exercise of
                                                          such powers, subject to
                                                          and in accordance with all
                                                          applicable laws during and
                                                          after the relevant period,
                                                          not exceeding 20% of the
                                                          aggregate nominal amount
                                                          of the issued share
                                                          capital of the Company and
                                                          amongst other things not
                                                          exceeding 20% of the
                                                          aggregate nominal amount
                                                          of the issued share
                                                          capital of the Company,
                                                          otherwise than pursuant
                                                          to: i] a rights issue, ii]
                                                          the exercise of rights of
                                                          subscription or conversion
                                                          under the terms of any
                                                          Warrants issued by the
                                                          Company or any securities
                                                          which are convertible into
                                                          Shares; or iii] the
                                                          exercise of any options
                                                          granted under any option
                                                          scheme or similar
                                                          arrangement for the time
                                                          being adopted for the
                                                          grant or issue to
                                                          employees of the Company
                                                          and/or any of its
                                                          subsidiaries of any
                                                          options to subscribe for,
                                                          Shares or rights to
                                                          acquire Shares; iv] any
                                                          scrip dividend or similar
                                                          arrangement providing for
                                                          the allotment of Shares in
                                                          lieu of the whole or part
                                                          of a dividend on the
                                                          Shares in accordance with
                                                          the Articles of
                                                          Association of the Company
                                                          from time to time;
                                                          [Authority expires the
                                                          earlier of the conclusion
                                                          of the next AGM of the
                                                          Company or the expiration
                                                          of the period within the
                                                          next AGM of the Company is
                                                          required by the Articles
                                                          of Association of the
                                                          Company, or any other
                                                          applicable Law to be
                                                          held.]

Tian An China        28        HK0028013271   9-Nov-07    (4) Approve, conditional      Issuer       Voted      For          For
  Investments Co.                                         upon the passing of the                               Proposal
  Ltd., Hong Kong                                         ordinary resolutions
                                                          numbered 2 and 3, to
                                                          extend the general mandate
                                                          granted to the Directors,
                                                          to allot, issue or
                                                          otherwise deal with
                                                          additional shares pursuant
                                                          to the ordinary resolution
                                                          numbered 3 by the addition
                                                          to the aggregate nominal
                                                          amount of the share
                                                          capital of the Company
                                                          which may be allotted by
                                                          the Directors pursuant to
                                                          such general mandate an
                                                          amount representing the
                                                          aggregate nominal amount
                                                          of the share capital of
                                                          the Company repurchased by
                                                          the Company under the
                                                          authority granted pursuant
                                                          to the ordinary resolution
                                                          numbered 2, provided that
                                                          such amount shall not
                                                          exceed 10% of the
                                                          aggregate nominal amount
                                                          of the share capital of
                                                          the Company in issue at
                                                          the date of the passing of
                                                          this Resolution as
                                                          enlarged by the allottment
                                                          and issue of the Offer
                                                          Shares.

Tian An China        28        HK0028013271   9-Nov-07    (5) Authorize the             Issuer       Voted      For          For
  Investments Co.                                         Directors, subject to the                             Proposal
  Ltd., Hong Kong                                         Listing Committee of the
                                                          Stock Exchange granting
                                                          the listing of, and
                                                          permission to deal in, the
                                                          Offer Shares, the Warrants
                                                          and the Shares which may
                                                          fall to be issued upon the
                                                          exercise of the Warrants
                                                          either unconditionally or
                                                          subject to such condition
                                                          as may be reasonably
                                                          acceptable to the Company,
                                                          to allot and issue up to a
                                                          maximum of not more than
                                                          225,853,983 Offer Shares,
                                                          225,853,983 Warrants which
                                                          entitle the holder thereto
                                                          to subscribe for Shares at
                                                          an initial price of HKD
                                                          10.00 per Share [subject
                                                          to adjustment] and
                                                          225,853,983 new Shares
                                                          which fall to be issued
                                                          upon the exercise of the
                                                          Warrants pursuant to the
                                                          Warrants Issue, to
                                                          qualifying shareholders in
                                                          accordance with the terms
                                                          and conditions of the Open
                                                          Offer; and to do all such
                                                          acts and things, to sign
                                                          and execute all such
                                                          further documents and to
                                                          take such steps as the
                                                          Directors may in their
                                                          discretion consider
                                                          necessary, appropriate,
                                                          desirable or expedient to
                                                          give effect to or in
                                                          connection with the
                                                          allotment and issue of the
                                                          Offer Shares, the Warrants
                                                          and new Shares which fall
                                                          to be issued upon the
                                                          exercise of the Warrants.

Franshion            817       HK0817039453   22-Nov-07   (1) Approve and adopt,        Issuer       Voted      For          For
  Properties                                              conditional on the Listing                            Proposal
                                                          Committee of The Stock
                                                          Exchange of Hong Kong [the
                                                          Stock Exchange] granting
                                                          the approval for the
                                                          listing of, and permission
                                                          to deal in, the ordinary
                                                          shares in the capital of
                                                          the Company [Shares] which
                                                          may fall to be issued
                                                          pursuant to the exercise
                                                          of any options granted
                                                          under the share option
                                                          scheme of the Company
                                                          [Share Option Scheme], as
                                                          specified; and authorize
                                                          the Directors of the
                                                          Company [Directors] to do
                                                          all such acts and to enter
                                                          into all such
                                                          transactions, arrangements
                                                          and agreements as may be
                                                          necessary or expedient in
                                                          order to give full effect
                                                          to the Share Option
                                                          Scheme, including but not
                                                          without limitation: to
                                                          administer the Share
                                                          Option Scheme under which
                                                          options will be granted to
                                                          participants eligible
                                                          under the Share Option
                                                          Scheme to subscribe for
                                                          the Shares; to modify
                                                          and/or amend the Share
                                                          Option Scheme from time to
                                                          time provided that such
                                                          modification and/or
                                                          amendment is effected in
                                                          accordance with the
                                                          provisions that such
                                                          modification and/or
                                                          amendment is effected in
                                                          accordance with the
                                                          provisions of the Share
                                                          Option Scheme relating to
                                                          the modification and/or
                                                          amendment; to issue and
                                                          allot from time to time
                                                          such number of Shares as
                                                          may be required to be
                                                          issued pursuant to the
                                                          exercise of options under
                                                          the Share Option Scheme
                                                          and subject to the Rules
                                                          Governing the Listing of
                                                          Securities on the Stock
                                                          Exchange; to make
                                                          application at appropriate
                                                          time or times to the Stock
                                                          Exchange and any other
                                                          stock exchange upon which
                                                          the issued Shares may for
                                                          the time being be listed,
                                                          for listing of, and
                                                          permission to deal in any
                                                          Shares which may hereafter
                                                          from time to time be
                                                          issued and allotted
                                                          pursuant to the exercise
                                                          of options under the Share
                                                          Option Scheme; and to
                                                          consent, if it so deems
                                                          fit and expedient, to such
                                                          conditions, modifications
                                                          and/or variations as may
                                                          be required or imposed by
                                                          the relevant authorities
                                                          in relation to the Share
                                                          Option Scheme.

Kerry Properties     683       BMG524401079   23-Nov-07   (1.I) Re-elect Chan Wai       Issuer       Voted      For          For
  Ltd.                                                    Ming, William as a                                    Proposal
                                                          Director.

Kerry Properties     683       BMG524401079   23-Nov-07   (1.II) Re-elect Ku Moon       Issuer       Voted      For          For
  Ltd.                                                    Lun as a Director.                                    Proposal

Kerry Properties     683       BMG524401079   23-Nov-07   (1.III) Re-elect Qian         Issuer       Voted      For          For
  Ltd.                                                    Shaohua as a Director.                                Proposal

Kerry Properties     683       BMG524401079   23-Nov-07   (2) Approve and ratify the    Issuer       Voted      For          For
  Ltd.                                                    Agreements [as specified]                             Proposal
                                                          and the transactions
                                                          contemplated thereunder;
                                                          and authorize the Board to
                                                          take all such actions as
                                                          it considers necessary or
                                                          desirable to implement and
                                                          give effect to the
                                                          Agreements and the
                                                          transactions contemplated
                                                          thereunder.

Esprit Holdings      ESHB      BMG3122U1457   4-Dec-07    (1) Receive and consider      Issuer       Voted      For          For
  Ltd.                                                    the audited consolidated                              Proposal
                                                          financial statements and
                                                          the Reports of the
                                                          Directors and Auditors of
                                                          the Group for the YE 30
                                                          JUN 2007.

Esprit Holdings      ESHB      BMG3122U1457   4-Dec-07    (2) Approve a final           Issuer       Voted      For          For
  Ltd.                                                    dividend of HKD 1.00 per                              Proposal
                                                          share for the YE 30 JUN
                                                          2007.

Esprit Holdings      ESHB      BMG3122U1457   4-Dec-07    (3) Approve a special         Issuer       Voted      For          For
  Ltd.                                                    dividend of HKD 1.48 per                              Proposal
                                                          share for the YE 30 JUN
                                                          2007.

Esprit Holdings      ESHB      BMG3122U1457   4-Dec-07    (4.1) Re-elect John Poon      Issuer       Voted      For          For
  Ltd.                                                    Cho Ming as Director.                                 Proposal

Esprit Holdings      ESHB      BMG3122U1457   4-Dec-07    (4.2) Re-elect Jerome         Issuer       Voted      For          For
  Ltd.                                                    Squire Griffith as                                    Proposal
                                                          Director.

Esprit Holdings      ESHB      BMG3122U1457   4-Dec-07    (4.3) Re-elect Alexander      Issuer       Voted      For          For
  Ltd.                                                    Reid Hamilton as Director.                            Proposal

Esprit Holdings      ESHB      BMG3122U1457   4-Dec-07    (4.4) Authorize the           Issuer       Voted      For          For
  Ltd.                                                    Directors to fix their                                Proposal
                                                          remuneration.

Esprit Holdings      ESHB      BMG3122U1457   4-Dec-07    (5) Re-appoint                Issuer       Voted      For          For
  Ltd.                                                    PricewaterhouseCoopers as                             Proposal
                                                          Auditors and authorize the
                                                          Directors to fix their
                                                          remuneration.

Esprit Holdings      ESHB      BMG3122U1457   4-Dec-07    (6) Authorize the             Issuer       Voted      For          For
  Ltd.                                                    Directors to purchase                                 Proposal
                                                          shares not exceeding 10%
                                                          of the issued share
                                                          capital of the company.

Esprit Holdings      ESHB      BMG3122U1457   4-Dec-07    (7) Authorize the             Issuer       Voted      For          For
  Ltd.                                                    Directors, subject to                                 Proposal
                                                          restriction on discount
                                                          and restriction on
                                                          refreshment as stated in
                                                          the specified circular, to
                                                          issue, allot and deal with
                                                          additional shares up to a
                                                          maximum of 5% of the
                                                          issued share capital of
                                                          the Company, save in the
                                                          case of an allotment for
                                                          the purpose of an
                                                          acquisition or where the
                                                          consideration for such
                                                          allotment is otherwise
                                                          than wholly in cash, up to
                                                          a maximum of 10% of the
                                                          issued share capital of
                                                          the Company as at the date
                                                          of the passing of this
                                                          resolution.

Esprit Holdings      ESHB      BMG3122U1457   4-Dec-07    (8) Approve to extend the     Issuer       Voted      For          For
  Ltd.                                                    general mandate granted to                            Proposal
                                                          the Directors to issue
                                                          shares in Resolution 7 by
                                                          the number of shares
                                                          repurchased under
                                                          Resolution 6.

Sun Hung Kai         SUNJY     HK0016000132   6-Dec-07    (1) Receive and approve       Issuer       Voted      For          For
  PPTYS Ltd.                                              the audited financial                                 Proposal
                                                          statements and the reports
                                                          of Directors and the
                                                          Auditors for the YE 30 JUN
                                                          2007.

Sun Hung Kai         SUNJY     HK0016000132   6-Dec-07    (2) Declare a final           Issuer       Voted      For          For
  PPTYS Ltd.                                              dividend.                                             Proposal

Sun Hung Kai         SUNJY     HK0016000132   6-Dec-07    (3.I.A) Re-elect Yup Dicky    Issuer       Voted      For          For
  PPTYS Ltd.                                              Peter as Director.                                    Proposal

Sun Hung Kai         SUNJY     HK0016000132   6-Dec-07    (3.I.B) Re-elect Professor    Issuer       Voted      For          For
  PPTYS Ltd.                                              Wong Yue-chim, Richard as                             Proposal
                                                          Director.

Sun Hung Kai         SUNJY     HK0016000132   6-Dec-07    (3.I.C) Re-elect Dr.          Issuer       Voted      For          For
  PPTYS Ltd.                                              Li-Ka-Cheung, Eric as a                               Proposal
                                                          Director.

Sun Hung Kai         SUNJY     HK0016000132   6-Dec-07    (3.I.D) Re-elect Chan         Issuer       Voted      For          For
  PPTYS Ltd.                                              Kui-Yuen, Thomas as a                                 Proposal
                                                          Director.

Sun Hung Kai         SUNJY     HK0016000132   6-Dec-07    (3.I.E) Re-elect Kwong        Issuer       Voted      For          For
  PPTYS Ltd.                                              Chun as a Director.                                   Proposal

Sun Hung Kai         SUNJY     HK0016000132   6-Dec-07    (3.II) Approve the fix the    Issuer       Voted      For          For
  PPTYS Ltd.                                              Directors' fees [the                                  Proposal
                                                          proposed fees to be paid
                                                          to each Director, each
                                                          Vice-Chairman and the
                                                          Chairman for the FY ending
                                                          30 JUN 2008 are HKD
                                                          100,000, HKD 110,000 and
                                                          HKD 120,000 respectively.]

Sun Hung Kai         SUNJY     HK0016000132   6-Dec-07    (4) Re-appoint Auditors       Issuer       Voted      For          For
  PPTYS Ltd.                                              and to authorize the Board                            Proposal
                                                          of Directors to fix their
                                                          remuneration.

Sun Hung Kai         SUNJY     HK0016000132   6-Dec-07    (5) Authorize the             Issuer       Voted      For          For
  PPTYS Ltd.                                              Directors of the Company                              Proposal
                                                          to repurchase shares of
                                                          the Company during the
                                                          relevant period on The
                                                          Stock Exchange of Hong
                                                          Kong Limited or any other
                                                          stock exchange recognized
                                                          for this purpose by the
                                                          Securities and Futures
                                                          Commission of Hong Kong
                                                          and The Stock Exchange of
                                                          Hong Kong Limited under
                                                          the Hong Kong Code on
                                                          Share Repurchases pursuant
                                                          to the approval of this
                                                          resolution, subject to and
                                                          in accordance with all
                                                          applicable laws and
                                                          regulations, not exceeding
                                                          10% of the aggregate
                                                          nominal amount of the
                                                          issued share capital at
                                                          the date of passing this
                                                          resolution; [Authority
                                                          expires the earlier of the
                                                          conclusion of the next AGM
                                                          or the expiration of the
                                                          period within which the
                                                          next AGM of the Company is
                                                          required by its Articles
                                                          of Association or by the
                                                          laws of Hong Kong to be
                                                          held.]

Sun Hung Kai         SUNJY     HK0016000132   6-Dec-07    (6) Authorize the             Issuer       Voted      For          For
  PPTYS Ltd.                                              Directors to allot, issue                             Proposal
                                                          and deal with additional
                                                          shares in the capital of
                                                          the Company and make or
                                                          grant offers, agreements,
                                                          options and warrants,
                                                          during and after the
                                                          relevant period, not
                                                          exceeding 10% of the
                                                          aggregate nominal amount
                                                          of the share capital of
                                                          the Company; plus the
                                                          nominal amount of share
                                                          capital repurchased by the
                                                          Company [up to 10% of the
                                                          aggregate nominal amount
                                                          of the issued share
                                                          capital of the Company],
                                                          otherwise than pursuant to
                                                          i) a rights issue; or ii)
                                                          any option scheme or
                                                          similar arrangement for
                                                          the time being adopted for
                                                          the grant or issue to
                                                          officers and/or employees
                                                          of the Company and/or any
                                                          of its subsidiaries of
                                                          shares or rights to
                                                          acquire shares of the
                                                          Company; or iii) any scrip
                                                          dividend or similar
                                                          arrangement providing for
                                                          the allotment of shares in
                                                          lieu of the whole or part
                                                          of a dividend on shares of
                                                          the Company in accordance
                                                          with the Articles of
                                                          Association of the
                                                          Company; [authority
                                                          expires the earlier of the
                                                          conclusion of the next AGM
                                                          of the Company or the
                                                          expiration of the period
                                                          within which the next AGM
                                                          is required by its
                                                          Articles of Association or
                                                          by the laws of Hong Kong.]

Sun Hung Kai         SUNJY     HK0016000132   6-Dec-07    (7) Authorize the             Issuer       Voted      For          For
  PPTYS Ltd.                                              Directors to exercise the                             Proposal
                                                          powers of the Company
                                                          referred to in Resolution
                                                          6 in respect of the share
                                                          capital of the Company, as
                                                          specified.

Sun Hung Kai         SUNJY     HK0016000132   6-Dec-07    (S.8) Amend the Articles      Issuer       Voted      For          For
  PPTYS Ltd.                                              2, 27, 95, 103(A)(ii),                                Proposal
                                                          104(A), 108, 110, 119,
                                                          121(B), 170 of Association
                                                          of the Company as
                                                          specified.

YouGov PLC, London   YOU.LL    GB00B1VQ6H25   7-Dec-07    (1) Receive, approve and      Issuer       Voted      For          For
                                                          adopt the Company's annual                            Proposal
                                                          accounts for the FYE 31
                                                          JUL 2007, together with
                                                          the Directors' reports on
                                                          those accounts.

YouGov PLC, London   YOU.LL    GB00B1VQ6H25   7-Dec-07    (2) Re-appoint Grant          Issuer       Voted      For          For
                                                          Thornton UK LLP as the                                Proposal
                                                          Auditors to hold office
                                                          from the conclusion of
                                                          this meeting until the
                                                          conclusion of the next AGM
                                                          of the Company at which
                                                          accounts are laid and
                                                          authorize the Directors to
                                                          fix their remuneration.

YouGov PLC, London   YOU.LL    GB00B1VQ6H25   7-Dec-07    (3) Re-appoint Anthony        Issuer       Voted      For          For
                                                          Foye as a Director, who                               Proposal
                                                          retires by rotation in
                                                          accordance with the
                                                          Company's Articles of
                                                          Association.

YouGov PLC, London   YOU.LL    GB00B1VQ6H25   7-Dec-07    (4) Re-appoint Peter          Issuer       Voted      For          For
                                                          Bazalgrette as a Director,                            Proposal
                                                          who retires by rotation in
                                                          accordance with the
                                                          Company's Articles of
                                                          Association.

YouGov PLC, London   YOU.LL    GB00B1VQ6H25   7-Dec-07    (5) Re-appoint Roger Parry    Issuer       Voted      For          For
                                                          as a Director, who vacates                            Proposal
                                                          office in accordance with
                                                          the Company's Articles of
                                                          Association.

YouGov PLC, London   YOU.LL    GB00B1VQ6H25   7-Dec-07    (6) Authorize the             Issuer       Voted      For          For
                                                          Directors, for the purpose                            Proposal
                                                          of Section 80 of the
                                                          Companies Act 1985, to
                                                          allot releant securities
                                                          [as specified in that
                                                          section] up to an
                                                          aggregate nominal amount
                                                          of GBP 61,758.74;
                                                          [Authority expires on 06
                                                          DEC 2012]; and the
                                                          Directors may allot
                                                          relevant securities after
                                                          the expiry of this
                                                          authority in pursuance of
                                                          such an offer or agreement
                                                          made prior to such
                                                          expiry].

YouGov PLC, London   YOU.LL    GB00B1VQ6H25   7-Dec-07    (S.7) Authorize the           Issuer       Voted      For          For
                                                          Directors, conditional on                             Proposal
                                                          the passing of the
                                                          Resolution 6 and pursuant
                                                          to Section 95(1) of the
                                                          Act, to allot equity
                                                          securities [Section 94(2)
                                                          of the Act], disapplying
                                                          the statutory pre-emption
                                                          rights [Section 89(1)],
                                                          provided that this power
                                                          is limited to the
                                                          allotment of equity
                                                          securities: i) in
                                                          connection with or subject
                                                          to an open offer for
                                                          acceptance to the holders
                                                          of ordinary shares; ii) in
                                                          case of equity securities
                                                          [as defined in Section
                                                          89], a nominal amount, or
                                                          in case of other equity
                                                          securities, giving the
                                                          right to subscribe for or
                                                          to convert into relevant
                                                          securities having a
                                                          nominal amount, not
                                                          exceeding GBP 9,263.81;
                                                          [Authority expires at the
                                                          revocation or expiration
                                                          of the authority given by
                                                          Resolution 6]; and the
                                                          Directors may make offers
                                                          or agreements after the
                                                          expiry of this authority
                                                          in pursuance of such an
                                                          offer or agreement made
                                                          prior to such expiry.

Gamuda BHD           GAMU      MYL5398OO002   14-Dec-07   (1) Receive and adopt the     Issuer       Voted      For          For
                                                          audited financial                                     Proposal
                                                          statements for the YE 31
                                                          JUL 2007 and the reports
                                                          of the Directors and the
                                                          Auditors thereon.

Gamuda BHD           GAMU      MYL5398OO002   14-Dec-07   (2) Approve the payment of    Issuer       Voted      For          For
                                                          the Directors' fees of MYR                            Proposal
                                                          269,000 for the YE 31 JUL
                                                          2007.

Gamuda BHD           GAMU      MYL5398OO002   14-Dec-07   (3) Re-elect Bhg Dato Lin     Issuer       Voted      For          For
                                                          Yun as a Director, who                                Proposal
                                                          retires pursuant to
                                                          Article 97 of the
                                                          Company's Articles of
                                                          Association.

Gamuda BHD           GAMU      MYL5398OO002   14-Dec-07   (4) Re-elect Y.A.M. Raja      Issuer       Voted      For          For
                                                          Dato Seri Eleena binti                                Proposal
                                                          Raja Azlan Shah as a
                                                          Director, who retires
                                                          pursuant to Article 97 of
                                                          the Company's Articles of
                                                          Association.

Gamuda BHD           GAMU      MYL5398OO002   14-Dec-07   (5) Re-elect Ng Kee Leen      Issuer       Voted      For          For
                                                          as a Director, who retires                            Proposal
                                                          pursuant to Article 97 of
                                                          the Company's Articles of
                                                          Association.

Gamuda BHD           GAMU      MYL5398OO002   14-Dec-07   (6) Re-elect Saw Wah Theng    Issuer       Voted      For          For
                                                          as a Director, who retires                            Proposal
                                                          pursuant to Article 97 of
                                                          the Company's Articles of
                                                          Association.

Gamuda BHD           GAMU      MYL5398OO002   14-Dec-07   (7) Re-appoint Y. Bhg Tan
                                                          Sri Dato Ir Talha bin Haji
                                                          Mohd Hashim as a Director
                                                          of the Company, who
                                                          retires pursuant to
                                                          Section 129 of the
                                                          Companies Act, 1965, until
                                                          the conclusion of the next
                                                          AGM.

Gamuda BHD           GAMU      MYL5398OO002   14-Dec-07   (8) Re-appoint Y. Bhg Tan     Issuer       Voted      For          For
                                                          Sri Dato Mohd Ramli bin                               Proposal
                                                          Kishairi as a Director of
                                                          the Company, who retires
                                                          pursuant to Section 129 of
                                                          the Companies Act, 1965,
                                                          until the conclusion of
                                                          the next AGM.

Gamuda BHD           GAMU      MYL5398OO002   14-Dec-07   (9) Re-appoint Y. Bhg Dato    Issuer       Voted      For          For
                                                          Ir Kamarul Zaman bin Modh                             Proposal
                                                          Ali as a Director of the
                                                          Company, who retires
                                                          pursuant to Section 129 of
                                                          the Companies Act, 1965,
                                                          until the conclusion of
                                                          the next AGM.

Gamuda BHD           GAMU      MYL5398OO002   14-Dec-07   (10) Re-appoint Ernst &       Issuer       Voted      For          For
                                                          Young, the retiring                                   Proposal
                                                          Auditors and authorize the
                                                          Directors to fix their
                                                          remuneration.

Gamuda BHD           GAMU      MYL5398OO002   14-Dec-07   (11) Authorize the            Issuer       Voted      For          For
                                                          Directors, pursuant to                                Proposal
                                                          Section 132D of the
                                                          Companies Act, 1965, to
                                                          allot and issue shares in
                                                          the Company at any time
                                                          and upon such terms and
                                                          conditions and for such
                                                          purposes as the Directors
                                                          may in their absolute
                                                          discretion deem fit
                                                          provided that the
                                                          aggregate number of shares
                                                          issued pursuant to this
                                                          resolution does not exceed
                                                          10% of the issued share
                                                          capital of the Company for
                                                          the time being and to
                                                          obtain the approval of
                                                          Bursa Malaysia Securities
                                                          Berhad for the listing of
                                                          and quotation for the
                                                          additional shares so
                                                          issued; [Authority expires
                                                          at the conclusion of the
                                                          next AGM of the Company.]

Gamuda BHD           GAMU      MYL5398OO002   14-Dec-07   (12) Authorize the            Issuer       Voted      For          For
                                                          Company, subject to the                               Proposal
                                                          provisions of the
                                                          Companies Act, 1965, the
                                                          Articles of Association of
                                                          the Company, the
                                                          requirements of Bursa
                                                          Malaysia Securities Berhad
                                                          [Bursa Securities] and the
                                                          approvals of all relevant
                                                          government and/or
                                                          regulatory authorities, to
                                                          purchase such number of
                                                          ordinary shares of MYR
                                                          1.00 each of the Company
                                                          [Proposed Share Buy-back]
                                                          as may be determined by
                                                          the Directors of the
                                                          Company from time to time
                                                          through Bursa Securities
                                                          upon such terms and
                                                          conditions as the
                                                          Directors may deem fit in
                                                          the interest of the
                                                          Company provided that the
                                                          aggregate number of shares
                                                          to be purchased pursuant
                                                          to this resolution does
                                                          not exceed 10% of the
                                                          total issued and paid-up
                                                          share capital for the time
                                                          being of the Company and
                                                          an amount not exceeding
                                                          the retained profits
                                                          and/or share premium of
                                                          the Company be allocated
                                                          by the Company for the
                                                          Proposed Share Buy-back;
                                                          and at the discretion of
                                                          the Directors, upon such
                                                          purchase by the Company of
                                                          its own shares, the
                                                          purchased shares will be
                                                          cancelled and/or retained
                                                          as treasury shares and
                                                          subsequently be cancelled,
                                                          distributed as dividends
                                                          or resold on Bursa
                                                          Securities; and to do all
                                                          acts and things and to
                                                          enter into and execute all
                                                          commitments, transactions,
                                                          deeds, agreements,
                                                          arrangements,
                                                          undertakings, indemnities,
                                                          transfers, assignments
                                                          and/or guarantees as the
                                                          Directors may deem fit and
                                                          expedient in order to
                                                          implement, finalize and
                                                          give full effect to the
                                                          Share Buy-back with full
                                                          powers to assent to any
                                                          conditions, modifications,
                                                          revaluations, variations
                                                          and/or amendments as may
                                                          be required or imposed by
                                                          any relevant authorities
                                                          and/or any amendments,
                                                          variations and/or
                                                          modifications in the
                                                          interest of the Company as
                                                          may be approved by any
                                                          relevant authorities if
                                                          such approvals are
                                                          required; and [Authority
                                                          expires earlier at the
                                                          conclusion of the next AGM
                                                          of the Company or the
                                                          expiration of the period
                                                          within which the next AGM
                                                          after that date is
                                                          required by law to be
                                                          held], but not so as to
                                                          prejudice the completion
                                                          of the purchase of its own
                                                          shares by the Company
                                                          before the aforesaid
                                                          expiry date and, in any
                                                          event, in accordance with
                                                          the provisions of the
                                                          Listing Requirements of
                                                          Bursa Securities or any
                                                          other relevant
                                                          authorities.

Gamuda BHD           GAMU      MYL5398OO002   14-Dec-07   (S.13) Amend the existing     Issuer       Voted      For          For
                                                          Articles of Association of                            Proposal
                                                          the Company as specified;
                                                          and authorize the
                                                          Directors to assent to any
                                                          modifications, variations
                                                          and/or amendments as may
                                                          be required by the
                                                          relevant authorities and
                                                          to do all acts and things
                                                          and take all such steps as
                                                          may be considered
                                                          necessary to give full
                                                          effect to the amendments
                                                          to the Articles of
                                                          Association of the
                                                          Company.

Electricite De       EDF       FR0010242511   20-Dec-07   (1) Approve the Spin-off      Issuer       Voted      For          For
  France EDF                                              Agreement and its                                     Proposal
                                                          remuneration to C6.

Electricite De       EDF       FR0010242511   20-Dec-07   (2) Approve to remove the     Issuer       Voted      For          For
  France EDF                                              Article 18 of the                                     Proposal
                                                          Association pursuant to
                                                          Item 1 and renumber the
                                                          by-laws.

Electricite De       EDF       FR0010242511   20-Dec-07   (3) Grant authority to        Issuer       Voted      For          For
  France EDF                                              file the required                                     Proposal
                                                          documents/other
                                                          formalities.

Golden               C6K       MU0117U00000   15-Feb-08   (1) Approve that, on and      Issuer       Voted      For          For
  Agri-Resources                                          with effect from the books                            Proposal
  Ltd.                                                    closure date determined or
                                                          to be determined by the
                                                          Directors of the Company,
                                                          every 1 ordinary share of
                                                          par value USD 0.05 each in
                                                          the authorized and issued
                                                          and paid-up ordinary share
                                                          capital of the Company be
                                                          sub-divided into 2
                                                          ordinary shares of par
                                                          value USD 0.025 each,
                                                          resulting in an authorized
                                                          share capital of USD
                                                          1,500,000,000 divided into
                                                          60,000,000,000 ordinary
                                                          shares of par value USD
                                                          0.025 each and an issued
                                                          and paid-up ordinary share
                                                          capital of USD
                                                          249,397,594.80 divided
                                                          into 9,975,903,792
                                                          ordinary shares of par
                                                          value USD 0.025 each, and
                                                          authorize the Directors of
                                                          the Company and each of
                                                          them to complete and do
                                                          all acts and things and to
                                                          sign, execute, complete
                                                          and deliver all such
                                                          documents, deeds and
                                                          instruments as they may
                                                          consider necessary or
                                                          expedient to give effect
                                                          to this resolution as they
                                                          may think fit in the
                                                          interests of the Company.

Daelim Industrial    000210    KR7000210005   29-Feb-08   (1) Approve the financial     Issuer       Voted      For          For
  Co. Ltd., Seoul                                         statements.                                           Proposal

Daelim Industrial    000210    KR7000210005   29-Feb-08   (2) Approve the partial       Issuer       Voted      For          For
  Co. Ltd., Seoul                                         amendment to the Articles                             Proposal
                                                          of Incorporation regarding
                                                          the addition of business
                                                          objective.

Daelim Industrial    000210    KR7000210005   29-Feb-08   (3) Elect Jong Kuk Park as    Issuer       Voted      For          For
  Co. Ltd., Seoul                                         an Internal Director and                              Proposal
                                                          Messrs. Ik Soo Kim, Jin
                                                          Woong Lee, Jan Sik Sin,
                                                          Soon Kun Oh, Ki Sin Kim as
                                                          the External Directors.

Daelim Industrial    000210    KR7000210005   29-Feb-08   (4) Elect Messrs. Jin         Issuer       Voted      For          For
  Co. Ltd., Seoul                                         Woong Lee, Jang Sik Sin,                              Proposal
                                                          Soo Kun Oh as the Members
                                                          of the Auditors Committee.

Daelim Industrial    000210    KR7000210005   29-Feb-08   (5) Approve the               Issuer       Voted      For          For
  Co. Ltd., Seoul                                         remuneration limit for the                            Proposal
                                                          Directors.

Ducati Motor         DMH       IT0001278081   3-Mar-08    (1) Approve the               Issuer       Voted      For          For
  Holding Spa,                                            spilittable right issue                               Proposal
  Bologna                                                 for a maximum amount of
                                                          EUR 1,673,000 by issuing a
                                                          maximum No. of 3,284,369
                                                          shares, without option
                                                          right, pursuant to Article
                                                          2441 Civil Code in favour
                                                          of Stoke Option Plan.

Syngenta AG,         SYT       CH0011037469   22-Apr-08   (1) To vote in the            Issuer       Voted      Abstain      Abstain
  Basel                                                   upcoming meeting, your
                                                          name must be notified to
                                                          the company registrar as
                                                          beneficial owner before
                                                          the record date. Please
                                                          advise us now if you
                                                          intend to vote. Note that
                                                          the company registrar has
                                                          discretion over granting
                                                          voting rights. Once the
                                                          agenda is available, a
                                                          second notification will
                                                          be issued requesting your
                                                          voting instructions.

Diasorin S.P.A.,     DIA       IT0003492391   24-Apr-08   (1) Approve the financial     Issuer       Voted      For          For
  Vicenza                                                 statement and the balance                             Proposal
                                                          sheet report as of 31 DEC
                                                          2007 and the allocate of
                                                          profits.

Digital Multimedia   DMT       IT0003043418   28-Apr-08   (1) Approve the financial     Issuer       Voted      For          For
  Technologies Spa,                                       statements and                                        Proposal
  Lissone                                                 consolidated financial
                                                          statements as of 31 DEC
                                                          2007 accept statutory and
                                                          External Auditors' report.

Digital Multimedia   DMT       IT0003043418   28-Apr-08   (2) Approve to fix the        Issuer       Voted      For          For
  Technologies Spa,                                       number and term of                                    Proposal
  Lissone                                                 Directors and elect the
                                                          Directors.

Digital Multimedia   DMT       IT0003043418   28-Apr-08   (3) Approve the               Issuer       Voted      For          For
  Technologies Spa,                                       remuneration of the                                   Proposal
  Lissone                                                 Directors.

Digital Multimedia   DMT       IT0003043418   28-Apr-08   (4) Appoint internal          Issuer       Voted      For          For
  Technologies Spa,                                       statutory Auditors and                                Proposal
  Lissone                                                 Chairman for the
                                                          three-year term 2008-2010,
                                                          and approve their
                                                          remuneration.

Digital Multimedia   DMT       IT0003043418   28-Apr-08   (5) Grant authority to        Issuer       Voted      For          For
  Technologies Spa,                                       share repurchase program                              Proposal
  Lissone                                                 and reissuance of
                                                          repurchased shares.

PT Bumi Resources    BUMI      ID1000068703   30-Apr-08   (A.1) Approve the reports     Issuer       Voted      For          For
  TBK                                                     of the Board of Directors                             Proposal
                                                          of the Company for the YE
                                                          book 2007.

PT Bumi Resources    BUMI      ID1000068703   30-Apr-08   (A.2) Approve the             Issuer       Voted      For          For
  TBK                                                     financial statements for                              Proposal
                                                          the YE book 2007.

PT Bumi Resources    BUMI      ID1000068703   30-Apr-08   (A.3) Approve the profit      Issuer       Voted      For          For
  TBK                                                     allocation of the Company                             Proposal
                                                          for the book year 2007.

PT Bumi Resources    BUMI      ID1000068703   30-Apr-08   (A.4) Appoint the Public      Issuer       Voted      For          For
  TBK                                                     Accountant and authorize                              Proposal
                                                          the Director to determine
                                                          honorarium.

PT Bumi Resources    BUMI      ID1000068703   30-Apr-08   (E.5) Approve the change      Issuer       Voted      For          For
  TBK                                                     of transaction price.                                 Proposal

PT Bumi Resources    BUMI      ID1000068703   30-Apr-08   (E.6) Approve to revise       Issuer       Voted      For          For
  TBK                                                     the Articles of                                       Proposal
                                                          Association of the
                                                          Company.

PT Bumi Resources    BUMI      ID1000068703   30-Apr-08   (E.7) Approve the buy back    Issuer       Voted      For          For
  TBK                                                     of the Company shares.                                Proposal

PT Bumi Resources    BUMI      ID1000068703   30-Apr-08   (E.8) Approve to give OPSI    Issuer       Voted      For          For
  TBK                                                     for the MESOP Program.                                Proposal

Delek Global         DGRE      JE00B1S0VN88   2-May-08    (1) Receive and adopt the     Issuer       Voted      For          For
  Real Estate                                             report of the Board of                                Proposal
  Ltd, St. Helier                                         Directors, the Auditors
                                                          and the audited accounts
                                                          of the Company for the YE
                                                          31 Dec 2007.

Delek Global         DGRE      JE00B1S0VN88   2-May-08    (2) Declare a final           Issuer       Voted      For          For
  Real Estate                                             dividend of 7.0 pence per                             Proposal
  Ltd, St. Helier                                         ordinary share of 50 pence
                                                          each in the Company,
                                                          payable in cash.

Delek Global         DGRE      JE00B1S0VN88   2-May-08    (3) Re-elect Ilik Rozanski    Issuer       Voted      For          For
  Real Estate                                             as a Director, who retires                            Proposal
  Ltd, St. Helier                                         at the end of this meeting
                                                          in accordance with Article
                                                          59, 62 of the Company's
                                                          Articles of Association.

Delek Global         DGRE      JE00B1S0VN88   2-May-08    (4) Re-elect Howard           Issuer       Voted      For          For
  Real Estate                                             Stanton as a Director, who                            Proposal
  Ltd, St. Helier                                         retires at the end of this
                                                          meeting in accordance with
                                                          Article 59, 62 of the
                                                          Company's Articles of
                                                          Association.

Delek Global         DGRE      JE00B1S0VN88   2-May-08    (5) Re-elect Asaf Bartfeld    Issuer       Voted      For          For
  Real Estate                                             as a Director, who retires                            Proposal
  Ltd, St. Helier                                         at the end of this meeting
                                                          in accordance with Article
                                                          59, 62 of the Company's
                                                          Articles of Association.

Delek Global         DGRE      JE00B1S0VN88   2-May-08    (6) Re-elect Elisha Flax      Issuer       Voted      For          For
  Real Estate                                             as a Director, who retires                            Proposal
  Ltd, St. Helier                                         at the end of this meeting
                                                          in accordance with Article
                                                          59, 62 of the Company's
                                                          Articles of Association.

Delek Global         DGRE      JE00B1S0VN88   2-May-08    (7) Re-elect Yossi            Issuer       Voted      For          For
  Real Estate                                             Friedman as a Director,                               Proposal
  Ltd, St. Helier                                         who retires at the end of
                                                          this meeting in accordance
                                                          with Article 59, 62 of the
                                                          Company's Articles of
                                                          Association.

Delek Global         DGRE      JE00B1S0VN88   2-May-08    (8) Re-elect Paul Harvey      Issuer       Voted      For          For
  Real Estate                                             as a Director, who retires                            Proposal
  Ltd, St. Helier                                         at the end of this meeting
                                                          in accordance with Article
                                                          59, 62 of the Company's
                                                          Articles of Association.

Delek Global         DGRE      JE00B1S0VN88   2-May-08    (9) Re-elect Jonathan         Issuer       Voted      For          For
  Real Estate                                             Scott Warren as a                                     Proposal
  Ltd, St. Helier                                         Director, who retires at
                                                          the end of this meeting in
                                                          accordance with Article
                                                          59, 62 of the Company's
                                                          Articles of Association.

Delek Global         DGRE      JE00B1S0VN88   2-May-08    (10) Re-elect Armin Zucker    Issuer       Voted      For          For
  Real Estate                                             as a Director, who retires                            Proposal
  Ltd, St. Helier                                         at the end of this meeting
                                                          in accordance with Article
                                                          59, 62 of the Company's
                                                          Articles of Association.

Delek Global         DGRE      JE00B1S0VN88   2-May-08    (11) Re-appoint Ernst &       Issuer       Voted      For          For
  Real Estate                                             Young LLP as the Auditors                             Proposal
  Ltd, St. Helier                                         of the Company until the
                                                          conclusion of the next AGM
                                                          at which accounts are laid
                                                          before the Company.

Delek Global         DGRE      JE00B1S0VN88   2-May-08    (12) Authorize the            Issuer       Voted      For          For
  Real Estate                                             Directors to fix their                                Proposal
  Ltd, St. Helier                                         remuneration of the
                                                          Auditors.

Delek Global         DGRE      JE00B1S0VN88   2-May-08    (13) Authorize the            Issuer       Voted      For          For
  Real Estate                                             Directors of the Company,                             Proposal
  Ltd, St. Helier                                         in substitution to
                                                          existing authorities and
                                                          in accordance with Article
                                                          7 of the Company's
                                                          Articles of Association to
                                                          allot relevant securities
                                                          [as defined in the
                                                          Article] and authority is
                                                          limited to the allotment
                                                          of relevant securities up
                                                          to an aggregate nominal
                                                          amount of GBP 44,185,861;
                                                          [Authority expires the
                                                          earlier of the conclusion
                                                          of the next AGM of the
                                                          Company or 02 MAY 2013];
                                                          and the Company may allot
                                                          relevant securities after
                                                          the expiry of this
                                                          authority in pursuance of
                                                          such an offer or agreement
                                                          made prior to such expiry.

Delek Global         DGRE      JE00B1S0VN88   2-May-08    (S.14) Authorize the          Issuer       Voted      For          For
  Real Estate                                             Directors of the Company,                             Proposal
  Ltd, St. Helier                                         to allot, for cash, equity
                                                          securities [as defined by
                                                          Article 8 of the Company's
                                                          Articles of Association]
                                                          pursuant to the general
                                                          authority under Article 7
                                                          of the Company's Articles
                                                          of Association conferred
                                                          on them by resolution 13
                                                          above as if Article 8(a)
                                                          of the Company's articles
                                                          did not apply to the
                                                          allotment; a) in
                                                          connection with an offer
                                                          or issue to or in favor of
                                                          ordinary shareholders; b)
                                                          in the case of relevant
                                                          shares [as defined by
                                                          Article 8 of the Company's
                                                          Articles of Association],
                                                          a nominal amount or, in
                                                          the case of other equity
                                                          securities, giving the
                                                          right to subscribe for or
                                                          convert into relevant
                                                          shares, up to an aggregate
                                                          nominal amount not
                                                          exceeded than GBP
                                                          6,627,879; [Authority
                                                          expires at the conclusion
                                                          of the next AGM of the
                                                          Company after the passing
                                                          of this resolution]; and
                                                          the Company may allot
                                                          relevant securities after
                                                          the expiry of this
                                                          authority in pursuance of
                                                          such an offer or agreement
                                                          made prior to such expiry.

Delek Global         DGRE      JE00B1S0VN88   2-May-08    (15) Grant authority to       Issuer       Voted      For          For
  Real Estate                                             change the name of the                                Proposal
  Ltd, St. Helier                                         Company to 'Delek Global
                                                          Real Estate plc' effective
                                                          as soon as possible after
                                                          the date of the enactment
                                                          of the relevant provisions
                                                          of the Companies
                                                          [Amendment No. 9] [Jersey]
                                                          law 2008, if so enacted.

BAE Systems Plc      BAESY     GB0002634946   7-May-08    (1) Receive the audited       Issuer       Voted      For          For
                                                          accounts of the Company                               Proposal
                                                          for the YE 31 DEC 2007 and
                                                          the Directors' reports and
                                                          the Auditors' report
                                                          thereon.

BAE Systems Plc      BAESY     GB0002634946   7-May-08    (2) Approve the Directors'    Issuer       Voted      For          For
                                                          remuneration report for                               Proposal
                                                          the YE 31 DEC 2007.

BAE Systems Plc      BAESY     GB0002634946   7-May-08    (3) Declare the final         Issuer       Voted      For          For
                                                          dividend for the YE 31 DEC                            Proposal
                                                          2007 of 7.8 pence per
                                                          ordinary share payable on
                                                          02 JUN 2008 to ordinary
                                                          shareholders whose names
                                                          appeared on the Register
                                                          of Members at the close of
                                                          business on 18 APR 2008.

BAE Systems Plc      BAESY     GB0002634946   7-May-08    (4) Re-elect Sir Peter        Issuer       Voted      For          For
                                                          Mason as a Director of the                            Proposal
                                                          Company, who retires
                                                          pursuant to Article 85.

BAE Systems Plc      BAESY     GB0002634946   7-May-08    (5) Re-elect Richard Olver    Issuer       Voted      For          For
                                                          as a Director of the                                  Proposal
                                                          Company, who retires
                                                          pursuant to Article 85.

BAE Systems Plc      BAESY     GB0002634946   7-May-08    (6) Re-elect Michael          Issuer       Voted      For          For
                                                          Turner as a Director of                               Proposal
                                                          the Company, who retires
                                                          pursuant to Article 85.

BAE Systems Plc      BAESY     GB0002634946   7-May-08    (7) Elect Andrew Inglis as    Issuer       Voted      For          For
                                                          a Director of the Company,                            Proposal
                                                          who retires pursuant to
                                                          Article 91.

BAE Systems Plc      BAESY     GB0002634946   7-May-08    (8) Elect Ravi Uppal as a     Issuer       Voted      For          For
                                                          Director of the Company,                              Proposal
                                                          who retires pursuant to
                                                          Article 91.

BAE Systems Plc      BAESY     GB0002634946   7-May-08    (9) Re-appoint KPMG audit     Issuer       Voted      For          For
                                                          Plc as the Auditors of the                            Proposal
                                                          Company until the next AGM
                                                          at which accounts are laid
                                                          before the Company.

BAE Systems Plc      BAESY     GB0002634946   7-May-08    (10) Authorize the Audit      Issuer       Voted      For          For
                                                          Committee of the Board of                             Proposal
                                                          Directors to agree the
                                                          remuneration of the
                                                          Auditors.

BAE Systems Plc      BAESY     GB0002634946   7-May-08    (11) Authorize the Company    Issuer       Voted      For          For
                                                          and those Companies which                             Proposal
                                                          are subsidiaries of the
                                                          Company at any time during
                                                          the period for which this
                                                          resolution has effect for
                                                          the purpose of Part 14 of
                                                          the Companies Act 2006; i)
                                                          to make donations to
                                                          Political parties or
                                                          independent election
                                                          candidates and, ii) to
                                                          make Political donations
                                                          or to political
                                                          organizations other than
                                                          political parties; iii) to
                                                          incur Political
                                                          expenditure up to an
                                                          aggregate amount of GBP
                                                          100,000 and the amount
                                                          authorized under each i)
                                                          to ii) shall also be
                                                          limited to such amount
                                                          approve the relating to
                                                          political donations or
                                                          expenditure under Part 10A
                                                          of the Companies Act 1985
                                                          are hereby revoked without
                                                          prejudice to any made or
                                                          expenditure incurred prior
                                                          to the date hereof;
                                                          [Authority expires the
                                                          earlier of the conclusion
                                                          of the AGM in 2008 or 30
                                                          JUN 2009.]

BAE Systems Plc      BAESY     GB0002634946   7-May-08    (12) Amend the rules of       Issuer       Voted      For          For
                                                          the BAE Systems Share                                 Proposal
                                                          Matching Plan to increase
                                                          individual limits as set
                                                          out in the copy of the
                                                          Plan rules produced to
                                                          this meeting and, for the
                                                          purpose of identification,
                                                          initialed by the Chairman.

BAE Systems Plc      BAESY     GB0002634946   7-May-08    (13) Amend the rules of       Issuer       Voted      For          For
                                                          the BAE Systems                                       Proposal
                                                          Performance Share Plan to
                                                          increase individual limits
                                                          and make amendments to the
                                                          vesting provisions as
                                                          explained in the note to
                                                          this resolution and as set
                                                          out in the copy of the
                                                          Plan rules produced to
                                                          this meeting and, for the
                                                          purposes of
                                                          identification, initialed
                                                          by the Chairman; and
                                                          authorize the Directors to
                                                          make one half of an award
                                                          subject to a performance
                                                          condition based on
                                                          appropriately stretching
                                                          internal measures as
                                                          determined by the Board's
                                                          Remuneration Committee [in
                                                          accordance with the policy
                                                          summarized in the note to
                                                          this Resolution.]

BAE Systems Plc      BAESY     GB0002634946   7-May-08    (14) Approve to increase      Issuer       Voted      For          For
                                                          the share capital of the                              Proposal
                                                          Company from GBP
                                                          180,000,001 to GBP
                                                          188,750,001 by the
                                                          creation of 350,000,000
                                                          ordinary shares of 2.5p
                                                          each.

BAE Systems Plc      BAESY     GB0002634946   7-May-08    (15) Approve to renew the     Issuer       Voted      For          For
                                                          authority conferred on the                            Proposal
                                                          Directors by Article 12
                                                          (B)(i) of the Articles of
                                                          Association of the Company
                                                          for the period ending 30
                                                          JUN 2009 and that the for
                                                          such period the Section 80
                                                          amount will be GBP
                                                          29,275,236.

BAE Systems Plc      BAESY     GB0002634946   7-May-08    (S.16) Approve to renew       Issuer       Voted      For          For
                                                          the authority conferred on                            Proposal
                                                          the Directors by Article
                                                          12 (B)(i) of the Articles
                                                          of Association of the
                                                          Company for the period
                                                          ending on 30 JUN 2009 or,
                                                          if earlier, on the day
                                                          before the Company's AGM
                                                          in 2009 and that for such
                                                          period the Section 80
                                                          amount shall be GBP
                                                          4,391,724.

BAE Systems Plc      BAESY     GB0002634946   7-May-08    (S.17) Authorize the          Issuer       Voted      For          For
                                                          Company, for the purpose                              Proposal
                                                          of Section 166 of the
                                                          Companies Act 1985, to
                                                          make market purchases
                                                          [Section 163 of the Act]
                                                          of up to 351,337,974
                                                          ordinary shares of 2.5p
                                                          each in the capital of the
                                                          Company, at a minimum
                                                          price of 2.5p and up to
                                                          105% of the average middle
                                                          market quotations for such
                                                          shares derived from the
                                                          London Stock Exchange
                                                          Daily Official List, over
                                                          the previous 5 business
                                                          days; [Authority expires
                                                          the earlier of the
                                                          conclusion of the AGM of
                                                          the Company held in 2009
                                                          or 30 JUN 2009]; and the
                                                          Company, before the
                                                          expiry, may make a
                                                          contract to purchase
                                                          ordinary shares which will
                                                          or may be executed wholly
                                                          or partly after such
                                                          expiry.

BAE Systems Plc      BAESY     GB0002634946   7-May-08    (S.18) Amend the Article      Issuer       Voted      For          For
                                                          of Association of the                                 Proposal
                                                          Company with effect from
                                                          the end of this AGM or any
                                                          adjournment thereof, so
                                                          that they should be any
                                                          form of the amended
                                                          Articles of Association
                                                          produced to the meeting,
                                                          marked 'A' and initialled
                                                          by the Chairman of the
                                                          meeting for the purposes
                                                          of identification; and
                                                          with effect from 00:01 on
                                                          01 OCT 2008 or any later
                                                          date on which Section 175
                                                          of the Companies Act 2006
                                                          comes into effect; i) for
                                                          the purposes of Section
                                                          175 of the Companies Act
                                                          2006, the Directors be
                                                          given power in the Articles
                                                          of Association of the
                                                          Company to authorize
                                                          certain conflicts of
                                                          interest as described in
                                                          that Section; and ii)
                                                          amend the Articles of
                                                          Association of the Company
                                                          then in force by the
                                                          deletion of the Articles
                                                          96 and 97 in their
                                                          entirety, by the insertion
                                                          their place of New
                                                          Articles 96, 97, 98, 99
                                                          and 100 and by the making
                                                          of all consequential
                                                          numbering amendments
                                                          thereof required, as
                                                          detailed in the amended
                                                          Articles of Association
                                                          produced to the meeting,
                                                          marked 'B' and initialled
                                                          by the Chairman for the
                                                          purposes of
                                                          identification.

Cathay Pac Awys      293       HK0293001514   7-May-08    (1) Declare a final           Issuer       Voted      For          For
  Ltd.                                                    dividend.                                             Proposal

Cathay Pac Awys      293       HK0293001514   7-May-08    (2.A) Re-elect Martin         Issuer       Voted      For          For
  Ltd.                                                    Cubbon as a Director.                                 Proposal

Cathay Pac Awys      293       HK0293001514   7-May-08    (2.B) Re-elect James          Issuer       Voted      For          For
  Ltd.                                                    Syndham John                                          Proposal
                                                          Hughes-Hallett as a
                                                          Director.

Cathay Pac Awys      293       HK0293001514   7-May-08    (2.C) Re-elect John Robert    Issuer       Voted      For          For
  Ltd.                                                    Slosar as a Director.                                 Proposal

Cathay Pac Awys      293       HK0293001514   7-May-08    (3) Re-appoint KPMG as the    Issuer       Voted      For          For
  Ltd.                                                    Auditors and authorize the                            Proposal
                                                          Directors to fix their
                                                          remuneration.

Cathay Pac Awys      293       HK0293001514   7-May-08    (4) Authorize the             Issuer       Voted      For          For
  Ltd.                                                    Directors to make                                     Proposal
                                                          on-market share repurchase
                                                          [within the meaning of the
                                                          code on share
                                                          repurchases], the
                                                          aggregate nominal amount
                                                          of the Company's shares
                                                          which may be repurchased
                                                          pursuant to the approval
                                                          in this resolution shall
                                                          not exceed 10% of the
                                                          aggregate nominal amount
                                                          of the shares in issue at
                                                          the date of passing this
                                                          resolution; [Authority
                                                          expires the earlier of the
                                                          conclusion of the next AGM
                                                          of the Company or the
                                                          expiration of the period
                                                          within which the next AGM
                                                          of the Company is required
                                                          by Law to be held.]

Cathay Pac Awys      293       HK0293001514   7-May-08    (5) Authorize the             Issuer       Voted      For          For
  Ltd.                                                    Directors of the Company                              Proposal
                                                          to allot, issue and deal
                                                          with additional shares and
                                                          to make or grant offers,
                                                          agreements and options
                                                          which will or might
                                                          require the exercise of
                                                          such powers during or
                                                          after the end of the
                                                          relevant period, the
                                                          aggregate nominal amount
                                                          of shares allotted or
                                                          agreed conditionally or
                                                          unconditionally to be
                                                          allotted [whether pursuant
                                                          to an option or otherwise]
                                                          by the Directors,
                                                          otherwise than pursuant
                                                          to: i) a rights issue; or
                                                          ii) any scrip dividend or
                                                          similar arrangement
                                                          providing for the
                                                          allotment of shares in
                                                          lieu of the whole or part
                                                          of a dividend on shares,
                                                          shall not exceed the
                                                          aggregate of 20% of the
                                                          aggregate nominal amount
                                                          of the shares in issue at
                                                          the date of passing this
                                                          resolution provided that
                                                          the aggregate nominal
                                                          amount of shares so
                                                          allotted [or so agreed
                                                          conditionally or
                                                          unconditionally to be
                                                          allotted] pursuant to this
                                                          resolution wholly for cash
                                                          shall not exceed 5% of the
                                                          aggregate nominal amount
                                                          of the shares in issue at
                                                          the date of passing this
                                                          resolution; [authority
                                                          expires the earlier of the
                                                          conclusion of the next AGM
                                                          of the Company or the
                                                          expiration of the period
                                                          within which the next AGM
                                                          of the Company is required
                                                          by law to be held.]

Grafton Group Plc    GN5       IE00B00MZ448   8-May-08    (1) Approve the financial     Issuer       Voted      For          For
                                                          statement and statutory                               Proposal
                                                          reports for YE 31 DEC
                                                          2007.

Grafton Group Plc    GN5       IE00B00MZ448   8-May-08    (2.A) Re-elect Anthony E.     Issuer       Voted      For          For
                                                          Collins as a Director to                              Proposal
                                                          the Company.

Grafton Group Plc    GN5       IE00B00MZ448   8-May-08    (2.B) Re-elect Gillian        Issuer       Voted      For          For
                                                          Bowler as a Director of                               Proposal
                                                          the Company.

Grafton Group Plc    GN5       IE00B00MZ448   8-May-08    (2.C) Re-elect Richard        Issuer       Voted      For          For
                                                          Jewson as a Director of                               Proposal
                                                          the Company.

Grafton Group Plc    GN5       IE00B00MZ448   8-May-08    (2.D) Re-elect Michael        Issuer       Voted      For          For
                                                          Chadwick as a Director of                             Proposal
                                                          the Company.

Grafton Group Plc    GN5       IE00B00MZ448   8-May-08    (2.E) Re-elect Fergus         Issuer       Voted      For          For
                                                          Malone as a Director of                               Proposal
                                                          the Company.

Grafton Group Plc    GN5       IE00B00MZ448   8-May-08    (2.F) Re-elect Colm O         Issuer       Voted      For          For
                                                          Nuallain as a Director of                             Proposal
                                                          the Company.

Grafton Group Plc    GN5       IE00B00MZ448   8-May-08    (3) Authorize the Board to    Issuer       Voted      For          For
                                                          fix the remuneration of                               Proposal
                                                          the Auditors.

Grafton Group Plc    GN5       IE00B00MZ448   8-May-08    (4) Authorize the             Issuer       Voted      For          For
                                                          Directors to allot shares                             Proposal
                                                          otherwise than in
                                                          accordance with Statutory
                                                          pre-emption rights.

Grafton Group Plc    GN5       IE00B00MZ448   8-May-08    (5) Grant authority market    Issuer       Voted      For          For
                                                          purchases of the Company's                            Proposal
                                                          own shares.

Grafton Group Plc    GN5       IE00B00MZ448   8-May-08    (6) Approve to determine      Issuer       Voted      For          For
                                                          the price range for the                               Proposal
                                                          re-issue of treasury
                                                          shares off-market.

Grafton Group Plc    GN5       IE00B00MZ448   8-May-08    (7) Grant authority the       Issuer       Voted      For          For
                                                          proposed contingent                                   Proposal
                                                          purchase contract relating
                                                          to A ordinary shares.

Grafton Group Plc    GN5       IE00B00MZ448   8-May-08    (8) Grant authority the       Issuer       Voted      For          For
                                                          proposed sub-division of A                            Proposal
                                                          ordinary shares.

Grafton Group Plc    GN5       IE00B00MZ448   8-May-08    (9) Amend the Articles of     Issuer       Voted      For          For
                                                          Association.                                          Proposal

Grafton Group Plc    GN5       IE00B00MZ448   8-May-08    (10) Amend the 1999           Issuer       Voted      For          For
                                                          Grafton Group Share                                   Proposal
                                                          Scheme.

Grafton Group Plc    GN5       IE00B00MZ448   8-May-08    (11) Grant authority the      Issuer       Voted      For          For
                                                          electronic communications                             Proposal
                                                          with shareholders.

Swire Pac Ltd.       SWRAY     HK0019000162   8-May-08    (1) Declare the final         Issuer       Voted      For          For
                                                          dividends.                                            Proposal

Swire Pac Ltd.       SWRAY     HK0019000162   8-May-08    (2.A) Re-elect M. Cubbon      Issuer       Voted      For          For
                                                          as a Director.                                        Proposal

Swire Pac Ltd.       SWRAY     HK0019000162   8-May-08    (2.B) Re-elect Baroness       Issuer       Voted      For          For
                                                          Dunn as a Director.                                   Proposal

Swire Pac Ltd.       SWRAY     HK0019000162   8-May-08    (2.C) Re-elect C. Lee as a    Issuer       Voted      For          For
                                                          Director.                                             Proposal

Swire Pac Ltd.       SWRAY     HK0019000162   8-May-08    (2.D) Re-elect M.C.C. Sze     Issuer       Voted      For          For
                                                          as a Director.                                        Proposal

Swire Pac Ltd.       SWRAY     HK0019000162   8-May-08    (2.E) Re-elect T.G.           Issuer       Voted      For          For
                                                          Freshwater as a Director.                             Proposal

Swire Pac Ltd.       SWRAY     HK0019000162   8-May-08    (2.F) Re-elect M. Leung as    Issuer       Voted      For          For
                                                          a Director.                                           Proposal

Swire Pac Ltd.       SWRAY     HK0019000162   8-May-08    (2.G) Re-elect A.N. Tyler     Issuer       Voted      For          For
                                                          as a Director.                                        Proposal

Swire Pac Ltd.       SWRAY     HK0019000162   8-May-08    (3) Re-appoint                Issuer       Voted      For          For
                                                          PricewaterhouseCoopers as                             Proposal
                                                          the Auditors and authorize
                                                          the Directors to fix their
                                                          remuneration.

Swire Pac Ltd.       SWRAY     HK0019000162   8-May-08    (4) Authorize the             Issuer       Voted      For          For
                                                          Directors of the Company,                             Proposal
                                                          during the relevant period
                                                          to make on-market share
                                                          repurchases [within the
                                                          meaning of the code on
                                                          share repurchases] up to
                                                          10% of the aggregate
                                                          nominal amount of the
                                                          shares of that class in
                                                          issue at the date of
                                                          passing this Resolution;
                                                          [Authority expires the
                                                          earlier of the conclusion
                                                          of the next AGM of the
                                                          Company or the expiration
                                                          of the period within which
                                                          the next AGM of the
                                                          Company is required by Law
                                                          to be held.]

Swire Pac Ltd.       SWRAY     HK0019000162   8-May-08    (5) Authorize the             Issuer       Voted      For          For
                                                          Directors of the Company                              Proposal
                                                          to allot, issue and deal
                                                          with additional shares in
                                                          the capital of the Company
                                                          and make or grant offers,
                                                          agreements and options
                                                          during and after the
                                                          relevant period, not
                                                          exceeding 20% of the
                                                          aggregate nominal amount
                                                          of the share of any class
                                                          so allotted [or so agreed
                                                          conditionally or
                                                          unconditionally to be
                                                          allotted] pursuant to this
                                                          Resolution wholly for cash
                                                          shall not exceed 5% of the
                                                          aggregate nominal amount
                                                          of the shares of that
                                                          class in issue at the date
                                                          of passing this
                                                          Resolution; [Authority
                                                          expires the earlier of the
                                                          conclusion of the next AGM
                                                          of the Company or the
                                                          expiration of the period
                                                          within which the next AGM
                                                          of the Company is required
                                                          by Law to be held.]

Tullow Oil Plc       TLW       GB0001500809   14-May-08   (1) Receive and adopt the     Issuer       Voted      For          For
                                                          Company's accounts for the                            Proposal
                                                          FYE 31 DEC 2007 and the
                                                          associated reports of the
                                                          Directors and the
                                                          Auditors.

Tullow Oil Plc       TLW       GB0001500809   14-May-08   (2) Approve to declare a      Issuer       Voted      For          For
                                                          final dividend of 4.0p per                            Proposal
                                                          ordinary share for the FYE
                                                          31 DEC 2007.

Tullow Oil Plc       TLW       GB0001500809   14-May-08   (3) Receive and approve       Issuer       Voted      For          For
                                                          the Directors'                                        Proposal
                                                          remuneration report for
                                                          the FYE 31 DEC 2007.

Tullow Oil Plc       TLW       GB0001500809   14-May-08   (4) Re-elect David Bamford    Issuer       Voted      For          For
                                                          as a Director.                                        Proposal

Tullow Oil Plc       TLW       GB0001500809   14-May-08   (5) Re-elect Steven           Issuer       Voted      For          For
                                                          McTiernan as a Director.                              Proposal

Tullow Oil Plc       TLW       GB0001500809   14-May-08   (6) Re-elect Graham Martin    Issuer       Voted      For          For
                                                          as a Director.                                        Proposal

Tullow Oil Plc       TLW       GB0001500809   14-May-08   (7) Re-elect Clare            Issuer       Voted      For          For
                                                          Spottiswoode as a                                     Proposal
                                                          Director.

Tullow Oil Plc       TLW       GB0001500809   14-May-08   (8) Re-elect Patrick          Issuer       Voted      For          For
                                                          Plunkeet as a Director.                               Proposal

Tullow Oil Plc       TLW       GB0001500809   14-May-08   (9) Re-appoint Deloitte &     Issuer       Voted      For          For
                                                          Touche LLP as the Auditors                            Proposal
                                                          of the Company to hold
                                                          office from the conclusion
                                                          of the AGM until the
                                                          conclusion of the next AGM
                                                          of the Company and
                                                          authorize the Directors of
                                                          the Company to determine
                                                          their remuneration.

Tullow Oil Plc       TLW       GB0001500809   14-May-08   (10) Authorize the            Issuer       Voted      For          For
                                                          Directors, in substitution                            Proposal
                                                          for any existing authority
                                                          for the purpose of Section
                                                          80 of the Companies Act
                                                          1985 [the Act], to allot
                                                          relevant securities up to
                                                          an aggregate nominal
                                                          amount of GBP 23,988,878;
                                                          [Authority expires the
                                                          earlier of the Date of the
                                                          AGM of the Company held in
                                                          2009 or 13 AUG 2009]; and
                                                          the Directors may allot
                                                          relevant securities after
                                                          the expiry of this
                                                          authority in pursuance of
                                                          such an offer or agreement
                                                          notwithstanding that the
                                                          authority conferred by
                                                          this resolution has
                                                          expired.

Tullow Oil Plc       TLW       GB0001500809   14-May-08   (S.11) Authorize the          Issuer       Voted      For          For
                                                          Directors, subject to the                             Proposal
                                                          passing of the resolution
                                                          10, in substitution for
                                                          any existing authority and
                                                          pursuant to Section 95 of
                                                          the Companies Act 1985 [as
                                                          amended] [the Act], to
                                                          allot equity securities
                                                          [Section 94(2) to Section
                                                          94(3A) of the Act] for
                                                          cash, pursuant to the
                                                          authority under the
                                                          Section 80 of the Act
                                                          conferred on the Directors
                                                          by Resolution 10,
                                                          disapplying the statutory
                                                          pre-emption rights
                                                          [Section 89(1)], provided
                                                          that this power shall be
                                                          limited to the allotment
                                                          of equity securities: a)
                                                          in connection with a
                                                          rights issue, open offer
                                                          or any other offer or
                                                          issue of such securities
                                                          in favor of ordinary
                                                          shareholders in capital of
                                                          Company on the register of
                                                          members at such record
                                                          dates; b) up to an
                                                          aggregate nominal amount
                                                          of GBP 3,598,331;
                                                          [Authority expires the
                                                          earlier of the date of the
                                                          AGM of the Company held in
                                                          2009 or 13 AUG 2009]; and
                                                          the Directors may allot
                                                          equity securities after
                                                          the expiry of this
                                                          authority in pursuance of
                                                          such an offer or agreement
                                                          made prior to such expiry;
                                                          this power applies to in
                                                          relation to sale of shares
                                                          which is an allotment of
                                                          equity securities by
                                                          virtue of Section 94(3A)
                                                          of the Act as if in this
                                                          resolution the words
                                                          'pursuant to the authority
                                                          under Section 80 of the
                                                          Act conferred on the
                                                          Directors by resolution
                                                          10' were omitted.

Tullow Oil Plc       TLW       6-B0001500809  14-May 08   (S.12) Approve the draft      Issuer       Voted      For          For
                                                          regulation produced to the                            Proposal
                                                          meeting and for the
                                                          purpose of identification,
                                                          initialed by the Chairman
                                                          of the meeting be adopted
                                                          as the Article of
                                                          Association of the Company
                                                          in substitution for, and
                                                          to the entire exclusion of
                                                          the existing Article of
                                                          Association of the
                                                          Company.

Tullow Oil Plc       TLW       6-B0001500809  14-May 08   (S.13) Approve subject to     Issuer       Voted      For          For
                                                          resolution 12 set out in                              Proposal
                                                          the notice of AGM of the
                                                          company converted for 14
                                                          MAY 2008 being passed, and
                                                          with effect from 12:01 am
                                                          on 01 OCT 2008 [or such
                                                          late date as section 175
                                                          of the Companies Act

Inchcape Plc         INCH      GB00B10QTX02   15-May-08   (1) Approve to receive the    Issuer       Voted      For          For
                                                          accounts and the                                      Proposal
                                                          Directors' and the
                                                          Auditors' reports.

Inchcape Plc         INCH      GB00B10QTX02   15-May-08   (2) Approve the Board         Issuer       Voted      For          For
                                                          report on remuneration.                               Proposal

Inchcape Plc         INCH      GB00B10QTX02   15-May-08   (3) Declare a final           Issuer       Voted      For          For
                                                          dividend for the YE 31 DEC                            Proposal
                                                          2007.

Inchcape Plc         INCH      GB00B10QTX02   15-May-08   (4) Elect Graham Pimlott      Issuer       Voted      For          For
                                                          as a Director.                                        Proposal

Inchcape Plc         INCH      GB00B10QTX02   15-May-08   (5) Re-elect Will Samuel      Issuer       Voted      For          For
                                                          as a Director.                                        Proposal

Inchcape Plc         INCH      GB00B10QTX02   15-May-08   (6) Re-elect Andre Lacroix    Issuer       Voted      For          For
                                                          as a Director.                                        Proposal

Inchcape Plc         INCH      GB00B10QTX02   15-May-08   (7) Re-elect Barbara          Issuer       Voted      For          For
                                                          Richmond as a Director.                               Proposal

Inchcape Plc         INCH      GB00B10QTX02   15-May-08   (8) Re-elect Raymond Chien    Issuer       Voted      For          For
                                                          as a Director.                                        Proposal

Inchcape Plc         INCH      GB00B10QTX02   15-May-08   (9) Re-appoint                Issuer       Voted      For          For
                                                          PricewaterhouseCoopers LLP                            Proposal
                                                          as the Auditors.

Inchcape Plc         INCH      GB00B10QTX02   15-May-08   (10) Authorize the            Issuer       Voted      For          For
                                                          Directors to determine the                            Proposal
                                                          Auditors' remuneration.

Inchcape Plc         INCH      GB00B10QTX02   15-May-08   (11) Authorize the            Issuer       Voted      For          For
                                                          Directors to allot the                                Proposal
                                                          relevant securities
                                                          pursuant to Section 80 of
                                                          the Companies Act 1985.

Inchcape Plc         INCH      GB00B10QTX02   15-May-08   (S.12) Authorize the          Issuer       Voted      For          For
                                                          Directors to allot the                                Proposal
                                                          relevant securities
                                                          pursuant to Section 80 of
                                                          the Companies Act 1985.

Inchcape Plc         INCH      GB00B10QTX02   15-May-08   (S.13) Authorize the          Issuer       Voted      For          For
                                                          Company to make market                                Proposal
                                                          purchases of its ordinary
                                                          shares up to 10.0% of its
                                                          issued share capital.

Inchcape Plc         INCH      GB00B10QTX02   15-May-08   (S.14) Adopt the new          Issuer       Voted      For          For
                                                          Articles of Association.                              Proposal

Jiangsu Expressway   177       CNE1000003J5   6-Jun-08    (1) Receive and approve       Issuer       Voted      For          For
  Co. Ltd.                                                the report of the Board of                            Proposal
                                                          Directors of the Company
                                                          for the YE 31 DEC 2007.

Jiangsu Expressway   177       CNE1000003J5   6-Jun-08    (2) Receive and approve       Issuer       Voted      For          For
  Co. Ltd.                                                the report of the                                     Proposal
                                                          Supervisory Committee of
                                                          the Company for the YE 31
                                                          DEC 2007.

Jiangsu Expressway   177       CNE1000003J5   6-Jun-08    (3) Approve the audited       Issuer       Voted      For          For
  Co. Ltd.                                                accounts and the Auditor                              Proposal
                                                          report for the YE 31 DEC
                                                          2007.

Jiangsu Expressway   177       CNE1000003J5   6-Jun-08    (4) Approve the Profit        Issuer       Voted      For          For
  Co. Ltd.                                                Distribution Scheme of the                            Proposal
                                                          Company in respect of the
                                                          final dividend for the YE
                                                          31 DEC 2007; the Company
                                                          proposed to declare a
                                                          final dividend of RMB 0.27
                                                          per share [tax inclusive.]

Jiangsu Expressway   177       CNE1000003J5   6-Jun-08    (5) Appoint Deloitte          Issuer       Voted      For          For
  Co. Ltd.                                                Touche Tohmatsu Certified                             Proposal
                                                          Public Accountants Limited
                                                          and Deloitte Touche
                                                          Tohmatsu respectively at
                                                          the Company's Domestic and
                                                          International Auditors
                                                          with a confirmed annual
                                                          remuneration of RMB 2.1
                                                          million.

Jiangsu Expressway   177       CNE1000003J5   6-Jun-08    (6) Appoint Du Wen Yi as a    Issuer       Voted      For          For
  Co. Ltd.                                                Director of the Company.                              Proposal

Nan Ya Plastics      1303      TW0001303006   13-Jun-08   (A.1) To report the 2007      Issuer       N/A        N/A          N/A
  Corp.                                                   business operations.

Nan Ya Plastics      1303      TW0001303006   13-Jun-08   (A.2) To report the 2007      Issuer       N/A        N/A          N/A
  Corp.                                                   audited reports.

Nan Ya Plastics      1303      TW0001303006   13-Jun-08   (B.1) Approve the 2007        Issuer       Voted      For          For
  Corp.                                                   financial statements and                              Proposal
                                                          profit distribution
                                                          proposed cash dividends:
                                                          TWD 6.7 per share.

Nan Ya Plastics      1303      TW0001303006   13-Jun-08   (B.2) Approve the revision    Issuer       Voted      For          For
  Corp.                                                   to the Articles of                                    Proposal
                                                          Incorporation.

Nan Ya Plastics      1303      TW0001303006   13-Jun-08   (B.3) Approve the proposal    Issuer       Voted      For          For
  Corp.                                                   to release the prohibition                            Proposal
                                                          on Directors from
                                                          participation in
                                                          competitive business.

Nan Ya Plastics      1303      TW0001303006   13-Jun-08   (B.4) Extraordinary           Issuer       Voted      Abstain      Abstain
  Corp.                                                   motions.

Yuanta Financial     2885      TW0002885001   13-Jun-08   (A.1) To report the 2007      Issuer       N/A        N/A          N/A
  Holding Co. Ltd.                                        business operations.

Yuanta Financial     2885      TW0002885001   13-Jun-08   (A.2) To report the 2007      Issuer       N/A        N/A          N/A
  Holding Co. Ltd.                                        Audited reports.

Yuanta Financial     2885      TW0002885001   13-Jun-08   (A.3) To report the Status    Issuer       N/A        N/A          N/A
  Holding Co. Ltd.                                        of assets impairment.

Yuanta Financial     2885      TW0002885001   13-Jun-08   (A.4) To report the           Issuer       N/A        N/A          N/A
  Holding Co. Ltd.                                        revision to the Rules of
                                                          the Board meeting.

Yuanta Financial     2885      TW0002885001   13-Jun-08   (A.5) To report the           Issuer       N/A        N/A          N/A
  Holding Co. Ltd.                                        establishment of the code
                                                          of conduct.

Yuanta Financial     2885      TW0002885001   13-Jun-08   (B.1) Approve the 2007        Issuer       Voted      For          For
  Holding Co. Ltd.                                        business reports and                                  Proposal
                                                          financial statements.

Yuanta Financial     2885      TW0002885001   13-Jun-08   (B.2) Approve the 2007        Issuer       Voted      For          For
  Holding Co. Ltd.                                        profit distribution,                                  Proposal
                                                          proposed cash dividend:
                                                          TWD 0.65 per share.

Yuanta Financial     2885      TW0002885001   13-Jun-08   (B.3) Approve the cash        Issuer       Voted      For          For
  Holding Co. Ltd.                                        dividend from paid in                                 Proposal
                                                          capital.

Yuanta Financial     2885      TW0002885001   13-Jun-08   (B.4) Approve to revise       Issuer       Voted      For          For
  Holding Co. Ltd.                                        the Rules of the Board                                Proposal
                                                          Meeting and the election
                                                          of the Directors, and the
                                                          condition of acquisition
                                                          or disposal of assets.

Yuanta Financial     2885      TW0002885001   13-Jun-08   (B.5) Approve the             Issuer       Voted      For          For
  Holding Co. Ltd.                                        abolishment to the                                    Proposal
                                                          procedures of monetary
                                                          loans.

Yuanta Financial     2885      TW0002885001   13-Jun-08   (B.6) Extraordinary           Issuer       Voted      Abstain      Abstain
  Holding Co. Ltd.                                        motions.

Far Eastern          1402      TW0001402006   18-Jun-08   (1.1) The 2007 business       Issuer       N/A        N/A          N/A
  Textile Ltd.                                            operations.

Far Eastern          1402      TW0001402006   18-Jun-08   (1.2) The 2007 financial      Issuer       N/A        N/A          N/A
  Textile Ltd.                                            statements.

Far Eastern          1402      TW0001402006   18-Jun-08   (1.3) The 2007 audited        Issuer       N/A        N/A          N/A
  Textile Ltd.                                            reports.

Far Eastern          1402      TW0001402006   18-Jun-08   (1.4) The establishments      Issuer       N/A        N/A          N/A
  Textile Ltd.                                            for the rules of the Board
                                                          meeting.

Far Eastern          1402      TW0001402006   18-Jun-08   (2.1) Approve the 2007        Issuer       Voted      For          For
  Textile Ltd.                                            financial statements.                                 Proposal

Far Eastern          1402      TW0001402006   18-Jun-08   (2.2) Approve the 2007        Issuer       Voted      For          For
  Textile Ltd.                                            profit distribution                                   Proposal
                                                          proposed cash dividend:
                                                          TDW 1.8/shares.

Far Eastern          1402      TW0001402006   18-Jun-08   (2.3) Approve the issuance    Issuer       Voted      For          For
  Textile Ltd.                                            of new shares from                                    Proposal
                                                          retained earnings proposed
                                                          cash dividend: 20 for 1000
                                                          shares held.

Far Eastern          1402      TW0001402006   18-Jun-08   (3) Extraordinary motions.    Issuer       N/A        N/A          N/A
  Textile Ltd.

Au Optronics Corp.   2409      TW0002409000   19-Jun-08   (A.1) To report the 2007      Issuer       N/A        N/A          N/A
                                                          business operations.

Au Optronics Corp.   2409      TW0002409000   19-Jun-08   (A.2) To report the 2007      Issuer       N/A        N/A          N/A
                                                          audited reports.

Au Optronics Corp.   2409      TW0002409000   19-Jun-08   (A.3) To report the           Issuer       N/A        N/A          N/A
                                                          indirect investments in
                                                          People's Republic of China
                                                          in 2007.

Au Optronics Corp.   2409      TW0002409000   19-Jun-08   (A.4) To report the           Issuer       N/A        N/A          N/A
                                                          revision to the rules of
                                                          the Board meetings.

Au Optronics Corp.   2409      TW0002409000   19-Jun-08   (B.1) Approve the 2007        Issuer       Voted      For          For
                                                          business report and                                   Proposal
                                                          financial statements.

Au Optronics Corp.   2409      TW0002409000   19-Jun-08   (B.2) Approve the 2007        Issuer       Voted      For          For
                                                          profit distribution.                                  Proposal

Au Optronics Corp.   2409      TW0002409000   19-Jun-08   (B.3) Approve the issuance    Issuer       Voted      For          For
                                                          of new shares from                                    Proposal
                                                          retained earnings and
                                                          staff bonus.

Au Optronics Corp.   2409      TW0002409000   19-Jun-08   (B.4) Approve the revision    Issuer       Voted      For          For
                                                          to the rules of the                                   Proposal
                                                          election of the Directors
                                                          and Supervisors.

Au Optronics Corp.   2409      TW0002409000   19-Jun-08   (B.5) Approve the proposal    Issuer       Voted      For          For
                                                          to release the prohibition                            Proposal
                                                          on Directors from
                                                          participation in
                                                          competitive business.

Au Optronics Corp.   2409      TW0002409000   19-Jun-08   (B.6) Extraordinary           Issuer       Voted      Abstain      Abstain
                                                          motions.

Chunghwa Telecom     2412      TW0002412004   19-Jun-08   (A.1) To report the 2007      Issuer       N/A        N/A          N/A
  Co. Ltd.                                                business operations.

Chunghwa Telecom     2412      TW0002412004   19-Jun-08   (A.2) To report the 2007      Issuer       N/A        N/A          N/A
  Co. Ltd.                                                audited reports.

Chunghwa Telecom     2412      TW0002412004   19-Jun-08   (A.3) To report the           Issuer       N/A        N/A          N/A
  Co. Ltd.                                                establishment for the
                                                          Rules of the Board
                                                          meeting.

Chunghwa Telecom     2412      TW0002412004   19-Jun-08   (A.4) To report the status    Issuer       N/A        N/A          N/A
  Co. Ltd.                                                of buyback treasury stock.

Chunghwa Telecom     2412      TW0002412004   19-Jun-08   (B.1) Approve the 2007        Issuer       Voted      For          For
  Co. Ltd.                                                business reports and                                  Proposal
                                                          financial statements.

Chunghwa Telecom     2412      TW0002412004   19-Jun-08   (B.2) Approve the 2007        Issuer       Voted      For          For
  Co. Ltd.                                                profit distribution.                                  Proposal

Chunghwa Telecom     2412      TW0002412004   19-Jun-08   (B.3) Approve to revise       Issuer       Voted      For          For
  Co. Ltd.                                                the Articles of                                       Proposal
                                                          Incorporation.

Chunghwa Telecom     2412      TW0002412004   19-Jun-08   (B.4) Approve to revise       Issuer       Voted      For          For
  Co. Ltd.                                                the procedures of asset                               Proposal
                                                          acquisition or disposal.

Chunghwa Telecom     2412      TW0002412004   19-Jun-08   (B.5) Extraordinary           Issuer       Voted      Abstain      Abstain
  Co. Ltd.                                                motions.

China                CIMH      KYG2111M1226   18-Jul-08   (S.1) Approve, subject to     Issuer       Voted      For          For
  Infrastructure                                          and conditional upon the                              Proposal
  Machinery                                               approval of the Registrar
  Holdings Ltd.                                           of Companies in the Cayman
                                                          Islands, to change the
                                                          name of the Company China
                                                          Infrastructure Machinery
                                                          Holding Limited to Lonking
                                                          Holdings Limited and the
                                                          existing Chinese name,
                                                          which was adopted for
                                                          identification purposes
                                                          only, will remain
                                                          unchanged; and authorize
                                                          the Directors of the
                                                          Company to do all such
                                                          acts, and execute such
                                                          deeds and things as they
                                                          may, in their absolute
                                                          discretion, deem fit in
                                                          order to effect such
                                                          change of name.

Chunghwa Telecom     CHT       TW0002412004   14-Aug-08   (1) Approve the               Issuer       Voted      For          For
  Co Ltd                                                  capitalization of 2007                                Proposal
                                                          capital surplus.

Chunghwa Telecom     CHT       TW0002412004   14-Aug-08   (2) Approve the Article of    Issuer       Voted      For          For
  Co Ltd                                                  capital decrease.                                     Proposal

Chunghwa Telecom     CHT       TW0002412004   14-Aug-08   (3) Other business and        Issuer       Voted      For          For
  Co Ltd                                                  extemporary motion.                                   Proposal

Mitsubishi Estate    MEC       JP38996000005  27-Jun-08   (1) Approve Appropriation     Issuer       Voted      For          For
  Company, Limited                                        of Retained Earnings.                                 Proposal

Mitsubishi Estate    MEC       JP38996000005  27-Jun-08   (2.1) Appoint a Director.     Issuer       Voted      For          For
  Company, Limited                                                                                              Proposal

Mitsubishi Estate    MEC       JP38996000005  27-Jun-08   (2.2) Appoint a Director.     Issuer       Voted      For          For
  Company, Limited                                                                                              Proposal

Mitsubishi Estate    MEC       JP38996000005  27-Jun-08   (2.3) Appoint a Director.     Issuer       Voted      For          For
  Company, Limited                                                                                              Proposal

Mitsubishi Estate    MEC       JP38996000005  27-Jun-08   (2.4) Appoint a Director.     Issuer       Voted      For          For
  Company, Limited                                                                                              Proposal

Mitsubishi Estate    MEC       JP38996000005  27-Jun-08   (2.5) Appoint a Director.     Issuer       Voted      For          For
  Company, Limited                                                                                              Proposal

Mitsubishi Estate    MEC       JP38996000005  27-Jun-08   (2.6) Appoint a Director.     Issuer       Voted      For          For
  Company, Limited                                                                                              Proposal

Mitsubishi Estate    MEC       JP38996000005  27-Jun-08   (2.7) Appoint a Director.     Issuer       Voted      For          For
  Company, Limited                                                                                              Proposal

Mitsubishi Estate    MEC       JP38996000005  27-Jun-08   (2.8) Appoint a Director.     Issuer       Voted      For          For
  Company, Limited                                                                                              Proposal

Mitsubishi Estate    MEC       JP38996000005  27-Jun-08   (2.9) Appoint a Director.     Issuer       Voted      For          For
  Company, Limited                                                                                              Proposal

Mitsubishi Estate    MEC       JP38996000005  27-Jun-08   (2.10) Appoint a Director.    Issuer       Voted      For          For
  Company, Limited                                                                                              Proposal

Mitsubishi Estate    MEC       JP38996000005  27-Jun-08   (2.11) Appoint a Director.    Issuer       Voted      For          For
  Company, Limited                                                                                              Proposal


Mitsubishi Estate    MEC       JP38996000005  27-Jun-08   (2.12) Appoint a Director.    Issuer       Voted      For          For
  Company, Limited                                                                                              Proposal

Mitsubishi Estate    MEC       JP38996000005  27-Jun-08   (2.13) Appoint a Director.    Issuer       Voted      For          For
  Company, Limited                                                                                              Proposal


Mitsubishi Estate    MEC       JP38996000005  27-Jun-08   (3.1) Appoint a Corporate     Issuer       Voted      For          For
  Company, Limited                                        Auditor.                                              Proposal

Mitsubishi Estate    MEC       JP38996000005  27-Jun-08   (3.2) Appoint a Corporate     Issuer       Voted      For          For
  Company, Limited                                        Auditor.                                              Proposal

Nintendo             NTDOY     JP3756600007   27-Jun-08   (1) Approve Appropriation     Issuer       Voted      For          For
                                                          of Retained Earnings.                                 Proposal

Nintendo             NTDOY     JP3756600007   27-Jun-08   (2.1) Appoint a Director.     Issuer       Voted      For          For
                                                                                                                Proposal

Nintendo             NTDOY     JP3756600007   27-Jun-08   (2.2) Appoint a Director.     Issuer       Voted      For          For
                                                                                                                Proposal

Nintendo             NTDOY     JP3756600007   27-Jun-08   (2.3) Appoint a Director.     Issuer       Voted      For          For
                                                                                                                Proposal

Nintendo             NTDOY     JP3756600007   27-Jun-08   (2.4) Appoint a Director.     Issuer       Voted      For          For
                                                                                                                Proposal

Nintendo             NTDOY     JP3756600007   27-Jun-08   (2.5) Appoint a Director.     Issuer       Voted      For          For
                                                                                                                Proposal

Nintendo             NTDOY     JP3756600007   27-Jun-08   (2.6) Appoint a Director.     Issuer       Voted      For          For
                                                                                                                Proposal

Nintendo             NTDOY     JP3756600007   27-Jun-08   (2.7) Appoint a Director.     Issuer       Voted      For          For
                                                                                                                Proposal

Nintendo             NTDOY     JP3756600007   27-Jun-08   (2.8) Appoint a Director.     Issuer       Voted      For          For
                                                                                                                Proposal

Nintendo             NTDOY     JP3756600007   27-Jun-08   (2.9) Appoint a Director.     Issuer       Voted      For          For
                                                                                                                Proposal

Nintendo             NTDOY     JP3756600007   27-Jun-08   (2.10) Appoint a Director.    Issuer       Voted      For          For
                                                                                                                Proposal

Nintendo             NTDOY     JP3756600007   27-Jun-08   (2.11) Appoint a Director.    Issuer       Voted      For          For
                                                                                                                Proposal

Nintendo             NTDOY     JP3756600007   27-Jun-08   (2.12) Appoint a Director.    Issuer       Voted      For          For
                                                                                                                Proposal

Nintendo             NTDOY     JP3756600007   27-Jun-08   (2.13) Appoint a Director.    Issuer       Voted      For          For
                                                                                                                Proposal

Nintendo             NTDOY     JP3756600007   27-Jun-08   (3.1) Appoint a Corporate     Issuer       Voted      For          For
                                                          Auditor.                                              Proposal

Nintendo             NTDOY     JP3756600007   27-Jun-08   (3.2) Appoint a Corporate     Issuer       Voted      For          For
                                                          Auditor.                                              Proposal

Q-Cellas AG,                   DE0005558662   26-Jun-08   (1) Receive the financial     Issuer       N/A        N/A          N/A
  Thalheim                                                statements and the
                                                          statutory reports for FY
                                                          2007.

Q-Cellas AG,                   DE0005558662   26-Jun-08   (2) Approve the allocation    Issuer       Voted      For          For
  Thalheim                                                of income and dividends of                            Proposal
                                                          EUR 0.03 per preference
                                                          share.

Q-Cellas AG,                   DE0005558662   26-Jun-08   (3) Approve the discharge     Issuer       Voted      For          For
  Thalheim                                                of the management Board                               Proposal
                                                          for FY 2007.

Q-Cellas AG,                   DE0005558662   26-Jun-08   (4) Approve the discharge     Issuer       Voted      For          For
  Thalheim                                                of the Supervisory Board                              Proposal
                                                          for FY 2007.

Q-Cellas AG,                   DE0005558662   26-Jun-08   (5) Ratify KPMG Deutsche      Issuer       Voted      For          For
  Thalheim                                                Treuhand - Gesellschaft AG                            Proposal
                                                          as the Auditors for FY
                                                          2008.

Q-Cellas AG,                   DE0005558662   26-Jun-08   (6) Approve the Merger of     Issuer       Voted      For          For
  Thalheim                                                Q-Cells AG and Q-Cells                                Proposal
                                                          Oesterreich, approve the
                                                          change of the Corporate
                                                          form to Societas Europaea
                                                          [SE].

Q-Cellas AG,                   DE0005558662   26-Jun-08   (7) Approve the issuance      Issuer       Voted      For          For
  Thalheim                                                of warrants/bonds with                                Proposal
                                                          warrants attached/convertible
                                                          bonds with preemptive
                                                          rights up to aggregate
                                                          nominal amount of EUR 5
                                                          billion approve creation
                                                          of EUR 43.6 million pool
                                                          of capital to Guarantee
                                                          Conversion Rights.

Q-Cellas AG,                   DE0005558662   26-Jun-08   (8) Amend the 2007 Stock      Issuer       Voted      For          For
  Thalheim                                                Option Plan.                                          Proposal

Q-Cellas AG,                   DE0005558662   26-Jun-08   (9) Approve the               Issuer       Voted      For          For
  Thalheim                                                affiliation Agreements                                Proposal
                                                          with Subsidiary Q-Cells
                                                          Beteiligungs GmbH.

Q-Cellas AG,                   DE0005558662   26-Jun-08   (10) Authorize the Share      Issuer       Voted      For          For
  Thalheim                                                Repurchase Program and                                Proposal
                                                          Reissuance of repurchased
                                                          shares.

VT Group PLC         VTG       GB0031729733   30-Jun-08   (1) Receive the reports of    Issuer       Voted      For          For
                                                          the Directors and the                                 Proposal
                                                          audited financial
                                                          statements for the YE31
                                                          MAR 2008.

VT Group PLC         VTG       GB0031729733   30-Jun-08   (2) Declare a dividend.       Issuer       Voted      For          For
                                                                                                                Proposal

VT Group PLC         VTG       GB0031729733   30-Jun-08   (3) Approve the               Issuer       Voted      For          For
                                                          remuneration report.                                  Proposal

VT Group PLC         VTG       GB0031729733   30-Jun-08   (4) Re-appoint Mr. P.J.       Issuer       Voted      For          For
                                                          Harrison as a Director of                             Proposal
                                                          the Company.

VT Group PLC         VTG       GB0031729733   30-Jun-08   (5) Re-appoint Mr. P.J.       Issuer       Voted      For          For
                                                          McIntosh as a Director of                             Proposal
                                                          the Company.

VT Group PLC         VTG       GB0031729733   30-Jun-08   (6) Re-appoint Mr. I.P.       Issuer       Voted      For          For
                                                          Tyler as a Director of the                            Proposal
                                                          Company.

VT Group PLC         VTG       GB0031729733   30-Jun-08   (7) Re-appoint Mr. M.M.E.     Issuer       Voted      For          For
                                                          Jeffries as a Director of                             Proposal
                                                          the Company.

VT Group PLC         VTG       GB0031729733   30-Jun-08   (8) Re-appoint Mr. C.J.       Issuer       Voted      For          For
                                                          Cundy as a Director of the                            Proposal
                                                          Company.

VT Group PLC         VTG       GB0031729733   30-Jun-08   (9) Re-appoint KPMG Audit     Issuer       Voted      For          For
                                                          Plc as the Company's                                  Proposal
                                                          Auditors and authorize the
                                                          Directors to determine
                                                          their remuneration.

VT Group PLC         VTG       GB0031729733   30-Jun-08   (10) Authorize the            Issuer       Voted      For          For
                                                          Directors of the Company,                             Proposal
                                                          in substitution for and to
                                                          the exclusion of the
                                                          existing authority,
                                                          pursuant to and in
                                                          accordance with Section 80
                                                          of the Companies Act 1985
                                                          [the Act], to allot
                                                          relevant securities
                                                          [Section 80(2) of the Act]
                                                          up to a maximum nominal
                                                          amount of GBP, 1,113,041;
                                                          [Authority expires the
                                                          earlier of the conclusion
                                                          of the AGM of the Company
                                                          in 2009]; and the
                                                          Directors and the Company
                                                          may allot relevant
                                                          securities after the
                                                          expiry of this authority
                                                          in pursuance of such an
                                                          offer or agreement made
                                                          prior to such expiry.

VT Group PLC         VTG       GB0031729733   30-Jun-08   (S.11) Authorize the          Issuer       Voted      For          For
                                                          Directors of the Company,                             Proposal
                                                          in substitution for all
                                                          existing authorities,
                                                          subject upon the passing
                                                          of the Resolution 10 and
                                                          pursuant to Section 95 of
                                                          the Companies Act 1985
                                                          [the Act], to allot equity
                                                          securities [Section 94 of
                                                          the Act] pursuant to the
                                                          authority conferred on
                                                          them under Section 80 of
                                                          the Act by Resolution 10,
                                                          disapplying the statutory
                                                          pre-emption rights
                                                          [Section 89(1) of the
                                                          Act], provided that this
                                                          power is limited to the
                                                          allotment of equity
                                                          securities; a) in
                                                          conection with any rights
                                                          issue in favor of the
                                                          holders of ordinary shares
                                                          of 5p each in the Company,
                                                          provided that the
                                                          Directors of the Company
                                                          may make such arrangements
                                                          in respect of overseas
                                                          holders of shares, and/or
                                                          to deal with fractional
                                                          entitlements, as they
                                                          consider necessary or
                                                          convenient; b) up to an
                                                          aggregate nominal amount
                                                          of GBP 444,347 [2007: GBP
                                                          438,723}; and [Authority
                                                          expires at the conclusion
                                                          of the next AGM of the
                                                          Company]; and the Company
                                                          and the Directors may
                                                          allot equity securities
                                                          after the expiry of this
                                                          authority in pursuance of
                                                          such an offer or agreement
                                                          made prior to such expiry.

VT Group PLC         VTG       GB0031729733   30-Jun-08   (12) Approve, the Rules of    Issuer       Voted      For          For
                                                          the VT Group 2008                                     Proposal
                                                          Sharesave Plan [the
                                                          Sharesave Plan], as
                                                          specified and authorize
                                                          the Directors to make such
                                                          modifications to the
                                                          Sharesave Plan as they may
                                                          consider appropriate to
                                                          take account of the
                                                          requirements of HM Revenue
                                                          & Customs and for the
                                                          implementations of the
                                                          Sharesave Plan and so
                                                          modified and to do all
                                                          such other acts and things
                                                          as they may consider
                                                          appropriate to implement
                                                          the Sharesave Plan and
                                                          established further plans
                                                          based on the Sharesave
                                                          Plan but modified to take
                                                          account of local tax,
                                                          exchange control or
                                                          securities laws in
                                                          overseas territories,
                                                          provided that any shares
                                                          made available under such
                                                          further plans are treated
                                                          as counting against the
                                                          limits on individual or
                                                          overall participation in
                                                          the Sharesave Plan.

VT Group PLC         VTG       GB0031729733   30-Jun-08   (S.13) Approve, with          Issuer       Voted      For          For
                                                          effect from the conclusion                            Proposal
                                                          of the AGM, the Articles
                                                          of Association of the
                                                          Company be altered by
                                                          making the amendments of
                                                          the amended Articles of
                                                          Association, as specified.

VT Group PLC         VTG       GB0031729733   30-Jun-08   (S.14) Authorize the          Issuer       Voted      For          For
                                                          Company, to make market                               Proposal
                                                          purchases [Section 163(3)
                                                          of the Companies Act 1985]
                                                          of up to 1,750,000
                                                          ordinary shares of 5p
                                                          each, in the Company does
                                                          not pay less than the
                                                          nominal value for each
                                                          such share and the Company
                                                          does not pay more for each
                                                          such share than an amount
                                                          equal to the higher and up
                                                          to 105% of the average
                                                          middle market prices of an
                                                          ordinary share accordingly
                                                          to the Daily Official List
                                                          of London Stock Exchange,
                                                          over the previous 5
                                                          business days and the
                                                          price stipulated by
                                                          Articles 5(1) of they
                                                          Buy-back and stabilization
                                                          regulation 2003:
                                                          [Authority expires at the
                                                          conclusion of the next AGM
                                                          of the Company]; the
                                                          Company, before the
                                                          expiry, may make a
                                                          contract to purchase
                                                          ordinary shares which will
                                                          or may be executed wholly
                                                          or partly after such
                                                          expiry.

China National       CNBM      CNE1000002N9   30-Jun-08   (1) Receive and approve       Issuer       Voted      For          For
  Building Material                                       the report of the Board of                            Proposal
  Company LTD                                             Directors of the Company
                                                          [the Board] for the YE 31
                                                          DEC 2007.

China National       CNBM      CNE1000002N9   30-Jun-08   (2) Receive and approve       Issuer       Voted      For          For
  Building Material                                       the report of the                                     Proposal
  Company LTD                                             Supervisory Committee of
                                                          the Company for the YE 31
                                                          DEC 2007.

China National       CNBM      CNE1000002N9   30-Jun-08   (3) Receive and approve       Issuer       Voted      For          For
  Building Material                                       the report of the Auditors                            Proposal
  Company LTD                                             and audited financial
                                                          statements of the Company
                                                          for the YE 31 DEC 2007.

China National       CNBM      CNE1000002N9   30-Jun-08   (4) Approve the profit        Issuer       Voted      For          For
  Building Material                                       distribution plan and the                             Proposal
  Company LTD                                             final dividend
                                                          distribution plan of the
                                                          Company for the YE 31 DEC
                                                          2007 and to authorize the
                                                          Board to distribute such
                                                          final dividend to the
                                                          shareholders of the
                                                          Company.

China National       CNBM      CNE1000002N9   30-Jun-08   (5) Approve the               Issuer       Voted      For          For
  Building Material                                       authorization of the Board                            Proposal
  Company LTD                                             to deal with all matters
                                                          in relation to the
                                                          Company's distribution of
                                                          interim dividend for the
                                                          year 2008 in its absolute
                                                          discretion [including, but
                                                          not limited to,
                                                          determining whether to
                                                          distribute interim
                                                          dividend for the year
                                                          2008].

China National       CNBM      CNE1000002N9   30-Jun-08   (6) Authorize the Board to    Issuer       Voted      For          For
  Building Material                                       determine the appointment                             Proposal
  Company LTD                                             of the PRC Auditors and
                                                          the international Auditors
                                                          and to fix their
                                                          remuneration.

China National       CNBM      CNE1000002N9   30-Jun-08   (7.a) Elect Mr. Song          Issuer       Voted      For          For
  Building Material                                       Zhiping as a Executive                                Proposal
  Company LTD                                             Director of the Company to
                                                          hold office with effect
                                                          from the date of the
                                                          passing of this resolution
                                                          until 30 JUN 2011.

China National       CNBM      CNE1000002N9   30-Jun-08   (7.b) Elect Mr. Cao           Issuer       Voted      For          For
  Building Material                                       Jianglin as an Executive                              Proposal
  Company LTD                                             Director of the Company to
                                                          hold office with effect
                                                          from the date of the
                                                          passing of this resolution
                                                          until 30 JUN 2011.

China National       CNBM      CNE1000002N9   30-Jun-08   (7.c) Elect Mr. Li Yimin      Issuer       Voted      For          For
  Building Material                                       as a Executive Director of                            Proposal
  Company LTD                                             the Company to hold office
                                                          with effect from the date
                                                          of the passing of this
                                                          resolution until 30 JUN
                                                          2011.

China National       CNBM      CNE1000002N9   30-Jun-08   (7.d) Elect Mr. Peng Shou     Issuer       Voted      For          For
  Building Material                                       as an Executive Director                              Proposal
  Company LTD                                             of the Company to hold
                                                          office with effect from
                                                          the date of the passing of
                                                          this resolution ountil 30
                                                          JUN 2011.

China National       CNBM      CNE1000002N9   30-Jun-08   (7.e) Elect Ms. Cui Lijun     Issuer       Voted      For          For
  Building Material                                       as a Non-Executive                                    Proposal
  Company LTD                                             Director of the Company to
                                                          hold office with effect
                                                          from the date of the
                                                          passing of this resolution
                                                          until 30 JUN 2011.

China National       CNBM      CNE1000002N9   30-Jun-08   (7.f) Elect Mr. Huang         Issuer       Voted      For          For
  Building Material                                       Anzhong as a Non-Executive                            Proposal
  Company LTD                                             Director of the Company to
                                                          hold office with effect
                                                          from the date of the
                                                          passing of this resolution
                                                          until 30 JUN 2011.

China National       CNBM      CNE1000002N9   30-Jun-08   (7.g) Elect Mr. Zuo           Issuer       Voted      For          For
  Building Material                                       Fenggao as a Non-Executive                            Proposal
  Company LTD                                             Director of the Company to
                                                          hold office with effect
                                                          from the date of the
                                                          passing of this resolution
                                                          until 30 JUN 2011.

China National       CNBM      CNE1000002N9   30-Jun-08   (7.h) Elect Mr. Zhang         Issuer       Voted      For          For
  Building Material                                       Renwei as a Independent                               Proposal
   Company LTD                                            Non-Executive Director of
                                                          the Company to hold office
                                                          with effect from the date
                                                          of the passing of this
                                                          resolution until 30 JUN
                                                          2011.

China National       CNBM      CNE1000002N9   30-Jun-08   (7.i) Elect Mr. Zhou          Issuer       Voted      For          For
  Building Material                                       Daojiong as a Independent                             Proposal
  Company LTD                                             Non-Executive Director of
                                                          the Company to hold office
                                                          with effect from the date
                                                          of the passing of this
                                                          resolution until 30 JUN
                                                          2011.

China National       CNBM      CNE1000002N9   30-Jun-08   (7.j) Elect Mr. Chi Haibin    Issuer       Voted      For          For
  Building Material                                       as a Independent                                      Proposal
  Company LTD                                             Non-Executive Director of
                                                          the Company to hold office
                                                          with effect from the date
                                                          of the passing of this
                                                          resolution until 30 JUN
                                                          2011.

China National       CNBM      CNE1000002N9   30-Jun-08   (7.k) Elect Mr. Lau ko        Issuer       Voted      For          For
  Building Material                                       Yeun, Tom as Independent                              Proposal
  Company LTD                                             Non-Executive Director of
                                                          the Company to hold office
                                                          with effect from the date
                                                          of the passing of this
                                                          resolution until 30 JUN
                                                          2011.

China National       CNBM      CNE1000002N9   30-Jun-08   (8.a) Elect Mr. Shen          Issuer       Voted      For          For
  Building Material                                       Anqinu as a Supervisor of                             Proposal
  Company LTD                                             the Company to hold office
                                                          with effect from the date
                                                          of the passing of this
                                                          resolution until 30 JUN
                                                          2011.

China National       CNBM      CNE1000002N9   30-Jun-08   (8.b) Elect Ms. Zhou          Issuer       Voted      For          For
  Building Material                                       Guoping as a supervisor of                            Proposal
  Company LTD                                             the Company to hold office
                                                          with effect from the date
                                                          of the passing of this
                                                          resolution until 30 JUN
                                                          2011.

China National       CNBM      CNE1000002N9   30-Jun-08   (8.c) Elect Mr. Liu Chijin    Issuer       Voted      For          For
  Building Material                                       as a Independent                                      Proposal
  Company LTD                                             Supervisor of the Company
                                                          to hold office with effect
                                                          from the date of the
                                                          passing of this resolution
                                                          until 30 JUN 2011.

China National       CNBM      CNE1000002N9   30-Jun-08   (8.d) Approve the             Issuer       Voted      For          For
  Building Material                                       appointment of Mr. Ma                                 Proposal
  Company LTD                                             Zhongzhi as a Independent
                                                          Supervisor of the Company
                                                          to hold office with effect
                                                          from the date of the
                                                          passing of this resolution
                                                          until 30 JUN 2011.

China National       CNBM      CNE1000002N9   30-Jun-08   (9) Authorize the Board to    Issuer       Voted      For          For
  Building Material                                       fix the remuneration of                               Proposal
  Company LTD                                             the second session of the
                                                          Directors and the second
                                                          session of the Supervisors
                                                          of the Company.

China National       CNBM      CNE1000002N9   30-Jun-08   (S.10) Authorize the Board    Issuer       Voted      For          For
  Building Material                                       of Directors of the                                   Proposal
  Company LTD                                             Company to allot, issue
                                                          and deal with, either
                                                          separately or
                                                          concurrently, additional
                                                          Domestic Shares and H
                                                          Shares and to make or
                                                          grant offers, agreements,
                                                          options and rights of
                                                          exchange or conversion
                                                          which might require the
                                                          exercise of such powers be
                                                          generally an
                                                          unconditionally approved;
                                                          during the Relevant Period
                                                          to make or grant offers,
                                                          agreements, options and
                                                          rights of exchange or
                                                          conversion which might
                                                          require the exercise of
                                                          such powers after the end
                                                          of the Relevant Period of
                                                          the aggregate nominal
                                                          amounts of Domestic Shares
                                                          and H Shares allotted,
                                                          issued and dealt with or
                                                          agreed conditionally or
                                                          unconditionally to be
                                                          allotted, issued and dealt
                                                          with [whether pursuant to
                                                          an option or otherwise] by
                                                          the Board pursuant shall
                                                          not exceed 20% of each of
                                                          the aggregate nominal
                                                          amounts of Domestic Shares
                                                          and H Shares in issue at
                                                          the date of passing this
                                                          resolution, otherwise than
                                                          pursuant to i)a Rights
                                                          Issue or Issuer Voted For
                                                          Proposal For ii) any scrip
                                                          dividend or similar
                                                          arrangement providing for
                                                          allotment of shares in
                                                          lieu of the whole or part
                                                          of a dividend on shares of
                                                          the Company in accordance
                                                          with the Articles of
                                                          Association of the Company
                                                          and authorize the Board to
                                                          make corresponding
                                                          amendments to the Articles
                                                          of Association of the
                                                          Company as it thinks fit
                                                          so as to reflect the new
                                                          share capital structure
                                                          upon the allotment or
                                                          issuance of shares as
                                                          provided in this
                                                          resolution [Authority
                                                          expires earlier of the
                                                          conclusion of the next AGM
                                                          of the Company or the
                                                          expiration of the period
                                                          within which the next AGM
                                                          of the Company is required
                                                          by the Aritcles of
                                                          Association of the Company
                                                          or other applicable laws
                                                          to be held].

China National       CNBM      CNE1000002N9   30-Jun-08   S.11 Amend Article 15.3 of    Issuer       Voted      For          For
  Building Material                                       the Articles of                                       Proposal
  Company LTD                                             Association of the Company
                                                          to reflect the change in
                                                          the composition of the
                                                          Supervisory Committee
                                                          pursuant to the
                                                          requirements of the
                                                          Company Law of the PRC as
                                                          specified.

Q-Cellas AG,                   DE0005558662   26-Jun-08   (1) Receive the financial     None         None       None         None
  Thalheim                                                statements and the
                                                          statutory reports for FY
                                                          2007.

Q-Cellas AG,                   DE0005558662   26-Jun-08   (2) Approve the allocation    For          For        For          For
  Thalheim                                                of income and dividends of
                                                          EUR 0.03 per preference
                                                          share.

Q-Cellas AG,                   DE0005558662   26-Jun-08   (3) Approve the discharge     For          For        For          For
  Thalheim                                                of the management Board
                                                          for FY 2007.

Q-Cellas AG,                   DE0005558662   26-Jun-08   (4) Approve the discharge     For          For        For          For
  Thalheim                                                of the Supervisory Board
                                                          for FY 2007.

Q-Cellas AG,                   DE0005558662   26-Jun-08   (5) Ratify KPMG Deutsche      For          For        For          For
  Thalheim                                                Treuhand-Gesellschaft AG
                                                          as the Auditors for FY
                                                          2008.

Q-Cellas AG,                   DE0005558662   26-Jun-08   (6) Approve the Merger of     For          For        For          For
  Thalheim                                                Q-Cells AG and Q-Cells
                                                          Oesterreich, approve the
                                                          change of the Corporate
                                                          form to Societas Europaea
                                                          [SE].

Q-Cellas AG,                   DE0005558662   26-Jun-08   (7) Approve the issuance      For          For        For          For
  Thalheim                                                of warrants/bonds with
                                                          warrants attached/convertible
                                                          bonds with preemptive
                                                          rights up to aggregate
                                                          nominal amount of EUR 5
                                                          billion approve creation
                                                          of EUR 43.6 million pool
                                                          of capital to Guarantee
                                                          Conversion Rights.

Q-Cellas AG,                   DE0005558662   26-Jun-08   (8) Amend the 2007 Stock      For          For        For          For
  Thalheim                                                Option Plan.

Q-Cellas AG,                   DE0005558662   26-Jun-08   (9) Approve the               For          For        For          For
  Thalheim                                                affiliation Agreements
                                                          with Subsidiary Q-Cells
                                                          Beteiligungs GmbH.

Q-Cellas AG,                   DE0005558662   26-Jun-08   (10) Authorize the Share      For          For        For          For
  Thalheim                                                Repurchase Program and
                                                          Reissuance of repurchased
                                                          shares.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                    UBS Tamarack International Fund, L.L.C.
           ---------------------------------------------------------------------

By (Signature and Title)*     /s/ Stephen Roussin
                         -------------------------------------------------------
                              Stephen Roussin, Principal Executive Officer

Date     August 27, 2008
    ----------------------------------------------------------------------------

*Print the name and title of each signing officer under his or her signature.